NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-2 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 5, 2019 (inception) to December 31, 2019.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from January 2, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 29, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 26, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 5, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	20	$253	$273	$-	$273	$5	$268
ALVGIA	13,826	409,911	400,547	22	400,569	-	400,569
ALVSVA	49,592	862,413	862,407	27	862,434	-	862,434
ACVB	638,868	4,731,813	5,577,319	-	5,577,319	141	5,577,178
ACVCA	97,664	1,357,831	1,881,991	22,612	1,904,603	-	1,904,603
ACVI	50,941	591,654	718,268	25,703	743,971	-	743,971
ACVIG	163,422	1,503,365	1,679,976	29	1,680,005	-	1,680,005
ACVIP2	46,411	469,308	514,698	-	514,698	3	514,695
ACVMV1	68,167	1,386,633	1,400,160	7	1,400,167	-	1,400,167
ACVU1	6,628	148,257	182,130	22	182,152	-	182,152
BRVHYI	89,000	658,593	672,842	2,636	675,478	-	675,478
MLVGA2	99,291	1,602,205	1,927,229	-	1,927,229	2	1,927,227
DCAP	109,787	4,325,897	5,179,753	268	5,180,021	-	5,180,021
DGI	50,391	1,428,894	1,797,960	9	1,797,969	-	1,797,969
DSC	5,870	274,344	291,504	-	291,504	22	291,482
DSIF	810,268	31,664,913	52,075,904	25,055	52,100,959	-	52,100,959
DSRG	204,617	6,974,112	9,666,115	1,114	9,667,229	-	9,667,229
DVSCS	115,379	2,179,547	2,199,115	40	2,199,155	-	2,199,155
DWVSVS	8,197	295,381	278,543	5	278,548	-	278,548
DFVGMI	4,302	56,302	62,342	1	62,343	-	62,343
DFVIPS	25,072	255,557	283,561	2	283,563	-	283,563
DSGIBA	25,712	602,997	644,592	-	644,592	1	644,591
FQB	149,610	1,693,461	1,768,392	19	1,768,411	-	1,768,411
FVU2	7,298	77,118	80,933	-	80,933	6	80,927
FAMP	635,863	9,638,704	10,835,098	6,518	10,841,616	-	10,841,616
FCS	22,370	872,258	1,071,293	14	1,071,307	-	1,071,307
FEIP	1,620,115	34,111,013	38,720,748	39,957	38,760,705	-	38,760,705
FEMS	22,177	263,829	327,548	-	327,548	-	327,548
FF10S	32,271	402,928	460,186	9	460,195	-	460,195
FF20S	75,107	972,163	1,124,355	-	1,124,355	14	1,124,341
FF30S	90,210	1,196,206	1,514,632	15	1,514,647	-	1,514,647
FGP	993,875	53,503,657	102,369,150	47,053	102,416,203	-	102,416,203
FHIP	1,377,691	7,466,739	7,315,538	6,752	7,322,290	-	7,322,290
FIGBS	196,322	2,550,128	2,732,797	34	2,732,831	-	2,732,831
FMCS	163,414	5,380,054	6,255,493	23	6,255,516	-	6,255,516
FNRS2	65,097	1,121,304	675,052	-	675,052	2	675,050
FOP	178,862	3,147,838	4,743,423	5,206	4,748,629	-	4,748,629
FOS	184,808	3,773,242	4,878,939	35	4,878,974	-	4,878,974
FRESS	3,987	68,700	69,175	-	69,175	6	69,169
FVSS	60,935	777,102	823,234	-	823,234	27	823,207
FTVDM2	48,149	446,337	560,459	2	560,461	-	560,461
FTVFA2	38,162	228,407	207,222	1	207,223	-	207,223
FTVGI2	84,113	1,363,716	1,162,440	6	1,162,446	-	1,162,446
FTVIS2	83,202	1,273,952	1,251,353	10	1,251,363	-	1,251,363
FTVRDI	146,305	3,784,273	4,414,009	-	4,414,009	2	4,414,007
FTVSVI	156,154	2,616,472	2,373,547	33	2,373,580	-	2,373,580
TIF	3,014	42,474	40,896	-	40,896	16	40,880
TIF2	38,844	568,834	515,853	6	515,859	-	515,859
GVGMNS	3,379	41,934	42,545	4	42,549	-	42,549
GVMSAS	719	6,222	6,794	2	6,796	-	6,796
RVARS	2,513	62,438	64,346	6	64,352	-	64,352
ACEG	4,909	359,256	437,397	6	437,403	-	437,403
AVBVI	936	5,231	5,261	15	5,276	-	5,276
AVMCCI	3,196	32,092	33,786	-	33,786	-	33,786

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
IVBRA1	34,174	363,875	358,138	2	358,140	-	358,140
OVAG	26,532	2,175,239	2,837,039	13	2,837,052	-	2,837,052
OVB	449,175	3,589,574	3,786,546	5,704	3,792,250	-	3,792,250
OVGI	34,490	967,697	1,031,592	42	1,031,634	-	1,031,634
OVGS	495,186	19,837,757	25,809,087	51,431	25,860,518	-	25,860,518
OVIG	120,214	307,527	349,823	11	349,834	-	349,834
OVMS	306,485	4,316,005	5,495,269	5,894	5,501,163	-	5,501,163
OVSB	35,832	176,358	173,429	-	173,429	8	173,421
OVSC	36,827	851,172	1,009,802	30	1,009,832	-	1,009,832
WRASP	101,166	930,648	1,056,418	-	1,056,418	9	1,056,409
WRHIP	146,692	496,428	498,048	11	498,059	-	498,059
WRMCG	57,214	725,950	1,000,335	5	1,000,340	-	1,000,340
JABS	49,639	1,928,754	2,288,359	19	2,288,378	-	2,288,378
JACAS	118,627	4,338,103	6,282,466	3	6,282,469	-	6,282,469
JAEI	3,832	295,902	360,978	19	360,997	-	360,997
JAGTS	303,855	4,272,208	6,229,025	45	6,229,070	-	6,229,070
JAIGS	74,320	2,073,588	2,718,632	9	2,718,641	-	2,718,641
LOVTRC	9,844	163,457	170,795	-	170,795	5	170,790
MNDIC	29,609	640,565	798,266	30	798,296	-	798,296
MV2IGI	14,564	319,018	364,982	1	364,983	-	364,983
MVFIC	161,032	3,079,614	3,285,062	-	3,285,062	3	3,285,059
MVIGIC	9,255	123,746	148,913	1	148,914	-	148,914
MSEM	69,530	539,974	538,166	8	538,174	-	538,174
MSVFI	49,432	564,720	579,344	16	579,360	-	579,360
MSVRE	39,145	764,043	670,559	566	671,125	-	671,125
DTRTFB	1,271	12,729	12,934	-	12,934	1	12,933
EIF	55,355	968,717	1,073,333	3	1,073,336	-	1,073,336
GBF	420,846	4,756,672	4,751,347	3,258	4,754,605	-	4,754,605
GEM	94,118	1,132,213	1,408,011	19	1,408,030	-	1,408,030
GIG	302,455	3,173,793	3,511,498	32	3,511,530	-	3,511,530
GVAAA2	158,497	3,958,801	4,230,283	1	4,230,284	-	4,230,284
GVABD2	31,255	362,768	394,756	-	394,756	14	394,742
GVAGG2	66,532	2,054,428	2,677,901	21	2,677,922	-	2,677,922
GVAGI2	15,317	817,785	864,312	11	864,323	-	864,323
GVAGR2	30,467	2,598,531	3,680,995	-	3,680,995	14	3,680,981
GVDMA	430,414	5,239,383	5,659,947	33	5,659,980	-	5,659,980
GVDMC	54,506	603,706	613,195	19	613,214	-	613,214
GVEX1	226,083	3,982,444	5,055,210	27	5,055,237	-	5,055,237
GVIDA	171,118	2,137,046	2,233,089	9	2,233,098	-	2,233,098
GVIDC	20,151	202,698	212,394	12	212,406	-	212,406
GVIDM	244,247	2,971,879	2,948,064	14	2,948,078	-	2,948,078
GVIX2	74,820	750,000	778,132	8	778,140	-	778,140
HIBF	172,960	1,130,597	1,132,886	-	1,132,886	10	1,132,876
IDPG	37	457	447	8	455	-	455
MCIF	275,981	6,267,882	6,328,254	16	6,328,270	-	6,328,270
MSBF	107,337	979,067	987,496	-	987,496	19	987,477
NCPGI	6	58	63	-	63	-	63
NVAMV1	371,782	5,820,115	5,558,137	59	5,558,196	-	5,558,196
NVAMVX	125,401	1,611,307	1,870,987	-	1,870,987	2	1,870,985
NVBX	23,163	249,409	258,957	11	258,968	-	258,968
NVCBD1	61,250	682,200	701,315	1	701,316	-	701,316
NVCCA1	67,427	735,818	716,071	14	716,085	-	716,085
NVCCN1	8,238	85,592	89,872	-	89,872	17	89,855
NVCMA1	64,839	595,133	617,912	4	617,916	-	617,916

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCMC1	12,572	134,615	139,299	-	139,299	10	139,289
NVCMD1	99,595	1,085,222	1,082,597	26	1,082,623	-	1,082,623
NVCRA1	25,939	252,892	281,961	1	281,962	-	281,962
NVCRB1	41,155	435,900	463,404	21	463,425	-	463,425
NVDBL2	31,669	491,424	513,036	-	513,036	8	513,028
NVDCA2	7,656	133,223	140,257	2	140,259	-	140,259
NVDCAP	9,914	167,211	180,837	-	180,837	6	180,831
NVFIII	5,227	57,967	59,060	2	59,062	-	59,062
NVGEII	86	916	1,161	-	1,161	1	1,160
NVIDMP	28,001	320,515	336,572	4	336,576	-	336,576
NVIX	45,635	452,480	475,063	7	475,070	-	475,070
NVLCP1	11,314	138,904	138,482	13	138,495	-	138,495
NVMIG1	443,830	4,861,986	5,365,903	22	5,365,925	-	5,365,925
NVMIVX	32,209	297,610	346,570	-	346,570	3	346,567
NVMLG1	342,021	3,449,538	3,057,666	48	3,057,714	-	3,057,714
NVMMG1	3,430,011	37,467,266	47,505,654	251	47,505,905	-	47,505,905
NVMMV2	2,516,726	24,913,302	19,605,298	152	19,605,450	-	19,605,450
NVNMO1	1,243,108	12,525,600	15,215,641	14,048	15,229,689	-	15,229,689
NVNSR1	10,715	140,239	150,870	-	150,870	9	150,861
NVOLG1	4,378,711	78,592,742	82,494,923	11,428	82,506,351	-	82,506,351
NVRE1	837,430	5,791,417	6,079,744	39	6,079,783	-	6,079,783
NVSIX2	46,033	429,645	419,819	22	419,841	-	419,841
NVSTB2	22,899	238,228	237,920	2	237,922	-	237,922
NVTIV3	5,120	53,824	55,089	6	55,095	-	55,095
SAM	15,934,237	15,934,237	15,934,237	-	15,934,237	89,284	15,844,953
SCF	911,610	17,469,962	18,223,076	78,879	18,301,955	-	18,301,955
SCGF	137,151	2,322,302	2,695,027	17	2,695,044	-	2,695,044
SCVF	378,919	4,223,784	3,323,121	45	3,323,166	-	3,323,166
TRF	2,565,341	31,947,388	60,362,478	16,085	60,378,563	-	60,378,563
AMCG	62,786	1,579,795	2,498,889	-	2,498,889	2	2,498,887
AMINS	1,857	20,222	27,300	11	27,311	-	27,311
AMMCGS	5,848	177,626	210,875	9	210,884	-	210,884
AMRS	405	6,957	7,300	3	7,303	-	7,303
AMSRS	154,345	4,036,454	4,736,861	75	4,736,936	-	4,736,936
AMTB	153,025	1,619,857	1,634,310	2,016	1,636,326	-	1,636,326
NOTB3	908	10,518	10,765	3	10,768	-	10,768
NOTG3	203	2,201	2,380	-	2,380	11	2,369
NOTMG3	5	59	64	2	66	-	66
PMVAAA	21,880	230,276	242,216	-	242,216	11	242,205
PMVFBA	14,746	146,809	155,274	7	155,281	-	155,281
PMVLDA	142,606	1,470,090	1,480,250	19	1,480,269	-	1,480,269
PMVRSA	4,272	24,516	25,844	-	25,844	3	25,841
PMVTRA	53,745	588,693	622,910	14	622,924	-	622,924
PVEIB	16,775	403,289	427,939	-	427,939	3	427,936
PVGOB	133,296	1,391,372	1,939,452	10	1,939,462	-	1,939,462
PVTIGB	15,857	216,228	261,326	-	261,326	26	261,300
TRHS2	94,521	3,993,969	5,478,453	-	5,478,453	25	5,478,428
TRLT2	9,730	46,675	48,456	5	48,461	-	48,461
VWBF	79,639	678,513	703,212	-	703,212	37	703,175
VWEM	203,854	2,668,883	3,443,088	32	3,443,120	-	3,443,120
VWHA	121,179	2,538,945	2,724,107	10,639	2,734,746	-	2,734,746
VRVDRI	213	3,270	3,771	-	3,771	5	3,766
SVDF	24,011	787,095	1,170,032	-	1,170,032	2,654	1,167,378
SVOF	53,742	1,302,062	1,592,363	23,158	1,615,521	-	1,615,521
WFVSCG	50,648	562,054	745,540	-	745,540	33	745,507

Total (unaudited)			$726,465,736	$407,841	$726,873,577	$92,480	$726,781,097

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVGIA	ALVSVA	ACVB	ACVCA	ACVI	ACVIG
Reinvested dividends	$6,755,027	5	5,528	7,290	64,694	-	2,054	31,500
Mortality and expense risk charges (note 3)	(3,228,636)	(3)	(1,651)	(3,310)	(36,936)	(8,532)	(1,242)	(7,497)

Net investment income (loss)	3,526,391	2	3,877	3,980	27,758	(8,532)	812	24,003

Realized gain (loss) on investments	14,143,652	-	(7,072)	(47,433)	51,544	23,792	10,601	4,626
Change in unrealized gain (loss) on investments	60,277,713	9	(12,918)	36,436	337,020	394,879	89,208	61,892

Net gain (loss) on investments	74,421,365	9	(19,990)	(10,997)	388,564	418,671	99,809	66,518

Reinvested capital gains	42,152,339	-	18,845	33,371	189,429	154,309	6,194	82,693

Net increase (decrease) in contract owners’ equity resulting from operations	$120,100,095	11	2,732	26,354	605,751	564,448	106,815	173,214

Investment Activity:	ACVIP2	ACVMV1	ACVU1	BRVHYI	MLVGA2	DCAP	DGI	DSC
Reinvested dividends	$7,545	23,100	-	30,878	19,688	36,121	11,727	1,681
Mortality and expense risk charges (note 3)	(2,958)	(6,708)	(7,857)	(3,125)	(8,537)	(20,071)	(7,023)	(1,352)

Net investment income (loss)	4,587	16,392	(7,857)	27,753	11,151	16,050	4,704	329

Realized gain (loss) on investments	13,874	(7,807)	362,998	(14,570)	12,853	(33,322)	45,161	(42,475)
Change in unrealized gain (loss) on investments	36,780	(42,420)	(122,288)	4,203	203,246	635,787	186,924	80,819

Net gain (loss) on investments	50,654	(50,227)	240,710	(10,367)	216,099	602,465	232,085	38,344

Reinvested capital gains	-	-	3,036	-	90,746	375,018	110,769	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,241	(33,835)	235,889	17,386	317,996	993,533	347,558	38,673

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSIF	DSRG	DVSCS	DWVSVS	DFVGMI	DFVIPS	DSGIBA	FQB
Reinvested dividends	$730,123	91,302	19,750	2,627	646	2,873	17,303	27,999
Mortality and expense risk charges (note 3)	(221,386)	(45,267)	(9,483)	(1,255)	(168)	(1,266)	(2,788)	(6,112)

Net investment income (loss)	508,737	46,035	10,267	1,372	478	1,607	14,515	21,887

Realized gain (loss) on investments	3,135,013	228,027	(40,966)	(44,363)	4	1,946	(3,880)	(1,374)
Change in unrealized gain (loss) on investments	1,188,425	1,480,604	89,130	(6,792)	4,683	21,526	21,222	51,158

Net gain (loss) on investments	4,323,438	1,708,631	48,164	(51,155)	4,687	23,472	17,342	49,784

Reinvested capital gains	2,896,009	99,081	112,458	14,977	699	1,516	12,743	2,999

Net increase (decrease) in contract owners’ equity resulting from operations	$7,728,184	1,853,747	170,889	(34,806)	5,864	26,595	44,600	74,670

Investment Activity:	FVU2	FAMP	FCS	FEIP	FEMS	FF10S	FF20S	FF30S
Reinvested dividends	$1,621	149,133	1,045	628,879	1,962	5,152	12,240	15,469
Mortality and expense risk charges (note 3)	(326)	(54,244)	(3,771)	(179,073)	(1,031)	(2,142)	(5,487)	(7,119)

Net investment income (loss)	1,295	94,889	(2,726)	449,806	931	3,010	6,753	8,350

Realized gain (loss) on investments	(32)	279,354	10,195	915,291	(4,873)	4,298	29,138	40,967
Change in unrealized gain (loss) on investments	(681)	831,557	198,125	(988,212)	41,966	22,593	39,635	87,285

Net gain (loss) on investments	(713)	1,110,911	208,320	(72,921)	37,093	26,891	68,773	128,252

Reinvested capital gains	-	130,890	3,107	1,607,548	24,052	17,583	64,484	65,638

Net increase (decrease) in contract owners’ equity resulting from operations	$582	1,336,690	208,701	1,984,433	62,076	47,484	140,010	202,240

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGP	FHIP	FIGBS	FMCS	FNRS2	FOP	FOS	FRESS
Reinvested dividends	$64,522	354,047	55,785	29,272	16,769	18,538	14,825	1,206
Mortality and expense risk charges (note 3)	(466,405)	(35,523)	(11,051)	(26,063)	(3,150)	(18,781)	(21,612)	(211)

Net investment income (loss)	(401,883)	318,524	44,734	3,209	13,619	(243)	(6,787)	995

Realized gain (loss) on investments	7,698,872	(70,306)	38,732	(65,023)	(105,437)	45,559	33,556	(9,752)
Change in unrealized gain (loss) on investments	16,820,572	(109,612)	131,005	944,308	(244,154)	552,202	563,572	2,009

Net gain (loss) on investments	24,519,444	(179,918)	169,737	879,285	(349,591)	597,761	597,128	(7,743)

Reinvested capital gains	8,205,517	-	869	-	-	19,172	18,313	1,673

Net increase (decrease) in contract owners’ equity resulting from operations	$32,323,078	138,606	215,340	882,494	(335,972)	616,690	608,654	(5,075)

Investment Activity:	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVIS2	FTVRDI	FTVSVI	TIF
Reinvested dividends	$7,798	18,889	2,756	103,308	72,750	58,434	33,562	1,301
Mortality and expense risk charges (note 3)	(3,696)	(2,292)	(1,022)	(5,627)	(6,048)	(18,267)	(9,546)	(165)

Net investment income (loss)	4,102	16,597	1,734	97,681	66,702	40,167	24,016	1,136

Realized gain (loss) on investments	(25,092)	74,416	(16,843)	(120,897)	(27,135)	(33,757)	(165,394)	(67)
Change in unrealized gain (loss) on investments	60,640	(30,212)	(15,005)	(51,411)	(47,565)	366,699	108,768	(1,872)

Net gain (loss) on investments	35,548	44,204	(31,848)	(172,308)	(74,700)	332,942	(56,626)	(1,939)

Reinvested capital gains	33,124	11,854	49,111	-	1,030	201,919	120,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,774	72,655	18,997	(74,627)	(6,968)	575,028	87,655	(803)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVBVI	AVMCCI	IVBRA1
Reinvested dividends	$15,256	116	124	972	222	17	197	26,155
Mortality and expense risk charges (note 3)	(2,033)	(232)	(22)	(372)	(1,172)	-	(117)	(1,661)

Net investment income (loss)	13,223	(116)	102	600	(950)	17	80	24,494

Realized gain (loss) on investments	(20,770)	56	5	610	(85)	(328)	(1,605)	(3,436)
Change in unrealized gain (loss) on investments	(7,059)	872	572	2,591	84,033	550	1,927	(6,589)

Net gain (loss) on investments	(27,829)	928	577	3,201	83,948	222	322	(10,025)

Reinvested capital gains	-	598	-	-	23,140	193	5,568	16,861

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,606)	1,410	679	3,801	106,138	432	5,970	31,330

Investment Activity:	OVAG	OVB	OVGI	OVGS	OVIG	OVMS	OVSB	OVSC
Reinvested dividends	$553	93,140	14,446	150,670	1,997	108,190	9,563	5,391
Mortality and expense risk charges (note 3)	(9,999)	(16,068)	(4,605)	(109,310)	(1,173)	(26,774)	(747)	(4,445)

Net investment income (loss)	(9,446)	77,072	9,841	41,360	824	81,416	8,816	946

Realized gain (loss) on investments	9,104	207,142	(33,751)	130,740	(3,305)	17,894	(2,923)	(11,652)
Change in unrealized gain (loss) on investments	572,316	(21,928)	(835)	4,586,403	46,864	471,957	(3,306)	131,022

Net gain (loss) on investments	581,420	185,214	(34,586)	4,717,143	43,559	489,851	(6,229)	119,370

Reinvested capital gains	115,284	-	95,136	785,033	2,949	120,217	-	12,212

Net increase (decrease) in contract owners’ equity resulting from operations	$687,258	262,286	70,391	5,543,536	47,332	691,484	2,587	132,528

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRASP	WRHIP	WRMCG	JABS	JACAS	JAEI	JAGTS	JAIGS
Reinvested dividends	$19,485	39,984	-	29,886	8,696	218	169	27,510
Mortality and expense risk charges (note 3)	(5,163)	(2,786)	(3,531)	(9,183)	(24,930)	(1,624)	(24,281)	(11,643)

Net investment income (loss)	14,322	37,198	(3,531)	20,703	(16,234)	(1,406)	(24,112)	15,867

Realized gain (loss) on investments	(53,433)	(13,650)	(4,439)	60,459	143,771	6,162	702,007	(40,106)
Change in unrealized gain (loss) on investments	149,620	(3,512)	263,533	142,879	1,156,427	32,484	1,041,538	381,337

Net gain (loss) on investments	96,187	(17,162)	259,094	203,338	1,300,198	38,646	1,743,545	341,231

Reinvested capital gains	16,096	-	42,801	28,487	398,602	21,655	490,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	$126,605	20,036	298,364	252,528	1,682,566	58,895	2,209,814	357,098

Investment Activity:	LOVTRC	MNDIC	MV2IGI	MVFIC	MVIGIC	MSEM	MSVFI	MSVRE
Reinvested dividends	$3,939	-	1,542	48,929	1,854	24,449	15,711	17,871
Mortality and expense risk charges (note 3)	(861)	(2,491)	(1,063)	(14,293)	(637)	(2,895)	(2,643)	(3,499)

Net investment income (loss)	3,078	(2,491)	479	34,636	1,217	21,554	13,068	14,372

Realized gain (loss) on investments	198	354	21,037	(42,568)	(5,804)	(19,669)	9,446	802
Change in unrealized gain (loss) on investments	4,770	163,320	(19,332)	(103,804)	25,167	7,131	(884)	(180,793)

Net gain (loss) on investments	4,968	163,674	1,705	(146,372)	19,363	(12,538)	8,562	(179,991)

Reinvested capital gains	3,134	45,046	32,671	137,131	1,687	-	5,743	17,742

Net increase (decrease) in contract owners’ equity resulting from operations	$11,180	206,229	34,855	25,395	22,267	9,016	27,373	(147,877)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$293	16,926	100,203	22,956	38,225	60,118	7,948	13,962
Mortality and expense risk charges (note 3)	(66)	(4,942)	(24,840)	(5,523)	(15,153)	(19,964)	(2,000)	(10,746)

Net investment income (loss)	227	11,984	75,363	17,433	23,072	40,154	5,948	3,216

Realized gain (loss) on investments	39	12,898	(9,192)	8,415	(32,664)	6,607	5,977	15,330
Change in unrealized gain (loss) on investments	149	(45,186)	196,771	97,352	232,074	79,399	18,710	416,326

Net gain (loss) on investments	188	(32,288)	187,579	105,767	199,410	86,006	24,687	431,656

Reinvested capital gains	-	42,631	-	-	-	310,839	257	142,347

Net increase (decrease) in contract owners’ equity resulting from operations	$415	22,327	262,942	123,200	222,482	436,999	30,892	577,219

Investment Activity:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$12,448	18,994	10,865	790	83,844	4,359	259	3,925
Mortality and expense risk charges (note 3)	(3,742)	(13,093)	(24,238)	(3,839)	(21,716)	(10,660)	(1,442)	(11,632)

Net investment income (loss)	8,706	5,901	(13,373)	(3,049)	62,128	(6,301)	(1,183)	(7,707)

Realized gain (loss) on investments	(7,073)	123,828	147,177	(7,832)	153,468	(5,206)	2,735	7,912
Change in unrealized gain (loss) on investments	16,835	790,138	150,827	34,724	445,938	124,299	11,600	89,520

Net gain (loss) on investments	9,762	913,966	298,004	26,892	599,406	119,093	14,335	97,432

Reinvested capital gains	76,858	248,731	309,292	16,782	90,318	128,476	2,466	162,045

Net increase (decrease) in contract owners’ equity resulting from operations	$95,326	1,168,598	593,923	40,625	751,852	241,268	15,618	251,770

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIX2	HIBF	IDPG	MCIF	MSBF	NCPGI	NVAMV1	NVAMVX
Reinvested dividends	$15,398	58,516	1	63,708	32,087	-	85,440	22,109
Mortality and expense risk charges (note 3)	(3,183)	(4,601)	(4)	(28,124)	(6,085)	-	(25,986)	(2,243)

Net investment income (loss)	12,215	53,915	(3)	35,584	26,002	-	59,454	19,866

Realized gain (loss) on investments	(675)	(12,846)	(22)	(133,358)	(99,091)	-	(333,240)	1,878
Change in unrealized gain (loss) on investments	17,150	14,779	34	494,292	22,708	3	72,888	259,680

Net gain (loss) on investments	16,475	1,933	12	360,934	(76,383)	3	(260,352)	261,558

Reinvested capital gains	18,614	-	8	269,860	-	-	138,348	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,304	55,848	17	666,378	(50,381)	3	(62,550)	281,424

Investment Activity:	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1
Reinvested dividends	$5,961	18,380	6,350	188	5,984	713	8,377	2,811
Mortality and expense risk charges (note 3)	(1,590)	(5,059)	(3,411)	(192)	(3,207)	(677)	(4,731)	(1,549)

Net investment income (loss)	4,371	13,321	2,939	(4)	2,777	36	3,646	1,262

Realized gain (loss) on investments	3,311	13,388	(15,063)	2,076	(71,459)	(1,790)	(4,282)	(12,620)
Change in unrealized gain (loss) on investments	10,398	14,935	57,158	2,874	107,281	10,975	71,738	37,976

Net gain (loss) on investments	13,709	28,323	42,095	4,950	35,822	9,185	67,456	25,356

Reinvested capital gains	-	1,708	24,847	184	11,864	899	28,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,080	43,352	69,881	5,130	50,463	10,120	99,201	26,618

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCRB1	NVDBL2	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIX
Reinvested dividends	$2,973	619	241	-	677	14	-	10,425
Mortality and expense risk charges (note 3)	(2,210)	(951)	(762)	(164)	(211)	(4)	(269)	(2,038)

Net investment income (loss)	763	(332)	(521)	(164)	466	10	(269)	8,387

Realized gain (loss) on investments	(270)	(915)	(91)	(2)	199	1	3,505	2,949
Change in unrealized gain (loss) on investments	32,281	30,514	8,491	13,626	1,364	142	16,057	10,896

Net gain (loss) on investments	32,011	29,599	8,400	13,624	1,563	143	19,562	13,845

Reinvested capital gains	6,046	13,658	7,799	-	105	-	-	11,997

Net increase (decrease) in contract owners’ equity resulting from operations	$38,820	42,925	15,678	13,460	2,134	153	19,293	34,229

Investment Activity:	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR1
Reinvested dividends	$3,211	42,333	-	-	-	361,830	57,385	1,071
Mortality and expense risk charges (note 3)	(580)	(23,134)	(335)	(11,141)	(182,525)	(90,758)	(68,386)	(663)

Net investment income (loss)	2,631	19,199	(335)	(11,141)	(182,525)	271,072	(11,001)	408

Realized gain (loss) on investments	7,335	(77,845)	802	(178,143)	424,238	(609,853)	343,842	(9,453)
Change in unrealized gain (loss) on investments	(1,298)	584,854	48,960	(424,824)	12,845,638	(185,634)	198,331	16,485

Net gain (loss) on investments	6,037	507,009	49,762	(602,967)	13,269,876	(795,487)	542,173	7,032

Reinvested capital gains	-	1,321,939	-	1,265,849	4,950,149	-	1,170,923	9,030

Net increase (decrease) in contract owners’ equity resulting from operations	$8,668	1,848,147	49,427	651,741	18,037,500	(524,415)	1,702,095	16,470

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVOLG1	NVRE1	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCGF
Reinvested dividends	$993,481	91,838	3,162	3,870	701	35,622	2,907	-
Mortality and expense risk charges (note 3)	(366,813)	(29,957)	(1,620)	(853)	(299)	(84,254)	(71,608)	(8,235)

Net investment income (loss)	626,668	61,881	1,542	3,017	402	(48,632)	(68,701)	(8,235)

Realized gain (loss) on investments	218,414	(155,461)	(20,751)	(1,480)	(3,086)	-	203,029	(60,362)
Change in unrealized gain (loss) on investments	4,454,702	(417,218)	79,299	(23)	5,210	-	2,474,281	527,845

Net gain (loss) on investments	4,673,116	(572,679)	58,548	(1,503)	2,124	-	2,677,310	467,483

Reinvested capital gains	7,576,164	29,417	15,041	-	-	-	613,830	273,579

Net increase (decrease) in contract owners’ equity resulting from operations	$12,875,948	(481,381)	75,131	1,514	2,526	(48,632)	3,222,439	732,827

Investment Activity:	SCVF	TRF	AMCG	AMINS	AMMCGS	AMRS	AMSRS	AMTB
Reinvested dividends	$2,089	638,585	-	121	-	48	24,386	38,048
Mortality and expense risk charges (note 3)	(13,224)	(303,272)	(6,844)	-	(636)	-	(8,693)	(7,007)

Net investment income (loss)	(11,135)	335,313	(6,844)	121	(636)	48	15,693	31,041

Realized gain (loss) on investments	(221,425)	2,388,537	32,388	79	20,982	175	30,061	(3,608)
Change in unrealized gain (loss) on investments	337,547	(1,498,945)	582,836	1,645	16,711	(1,372)	548,236	18,958

Net gain (loss) on investments	116,122	889,592	615,224	1,724	37,693	(1,197)	578,297	15,350

Reinvested capital gains	13,999	4,067,739	100,721	1,227	6,688	-	167,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,986	5,292,644	709,101	3,072	43,745	(1,149)	761,497	46,391

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PMVTRA
Reinvested dividends	$219	45	1	10,571	6,104	17,385	679	11,605
Mortality and expense risk charges (note 3)	(51)	(11)	-	(1,054)	(650)	(5,314)	(57)	(2,834)

Net investment income (loss)	168	34	1	9,517	5,454	12,071	622	8,771

Realized gain (loss) on investments	(21)	(1)	-	71	(506)	(3,948)	(37)	3,016
Change in unrealized gain (loss) on investments	226	67	3	7,628	5,075	29,400	1,260	22,962

Net gain (loss) on investments	205	66	3	7,699	4,569	25,452	1,223	25,978

Reinvested capital gains	141	-	-	-	-	-	-	6,423

Net increase (decrease) in contract owners’ equity resulting from operations	$514	100	4	17,216	10,023	37,523	1,845	41,172

Investment Activity:	PVEIB	PVGOB	PVTIGB	TRHS2	TRLT2	VWBF	VWEM	VWHA
Reinvested dividends	$6,432	588	3,734	-	790	47,190	63,422	19,623
Mortality and expense risk charges (note 3)	(1,966)	(8,412)	(1,000)	(23,036)	-	(3,755)	(15,632)	(10,487)

Net investment income (loss)	4,466	(7,824)	2,734	(23,036)	790	43,435	47,790	9,136

Realized gain (loss) on investments	(8,229)	112,305	(3,579)	277,565	7	(15,503)	65,162	(294,542)
Change in unrealized gain (loss) on investments	(1,088)	328,069	26,766	592,054	1,341	24,455	264,059	699,037

Net gain (loss) on investments	(9,317)	440,374	23,187	869,619	1,348	8,952	329,221	404,495

Reinvested capital gains	25,899	83,106	-	306,942	-	-	95,258	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,048	515,656	25,921	1,153,525	2,138	52,387	472,269	413,631

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VRVDRI	SVDF	SVOF	WFVSCG	IVKMG1	GVDIVI	NVMLV1	NVLCAP
Reinvested dividends	$45	-	6,002	-	-	31,363	18,542	610
Mortality and expense risk charges (note 3)	(54)	(5,624)	(9,943)	(2,410)	(382)	(1,303)	(3,881)	(648)

Net investment income (loss)	(9)	(5,624)	(3,941)	(2,410)	(382)	30,060	14,661	(38)

Realized gain (loss) on investments	(6,173)	10,724	66,373	(32,102)	(84,644)	(236,616)	(1,002,764)	(233)
Change in unrealized gain (loss) on investments	1,904	367,078	103,002	250,045	(3,141)	114,508	328,757	(8,015)

Net gain (loss) on investments	(4,269)	377,802	169,375	217,943	(87,785)	(122,108)	(674,007)	(8,248)

Reinvested capital gains	69	73,272	103,770	25,900	71,677	-	494,720	2,174

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,209)	445,450	269,204	241,433	(16,490)	(92,048)	(164,626)	(6,112)

Investment Activity:	NVLMP
Reinvested dividends	$1,353
Mortality and expense risk charges (note 3)	(1,016)

Net investment income (loss)	337

Realized gain (loss) on investments	(20,300)
Change in unrealized gain (loss) on investments	1,305

Net gain (loss) on investments	(18,995)

Reinvested capital gains	14,700

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,958)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVGIA		ALVSVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,526,391	5,736,359	2	3	3,877	3,207	3,980	966
Realized gain (loss) on investments	14,143,652	13,628,549	-	(2)	(7,072)	5,484	(47,433)	(19,542)
Change in unrealized gain (loss) on investments	60,277,713	66,390,343	9	27	(12,918)	32,160	36,436	81,125
Reinvested capital gains	42,152,339	62,042,241	-	-	18,845	43,129	33,371	93,721

Net increase (decrease) in contract owners’ equity resulting from operations	120,100,095	147,797,492	11	28	2,732	83,980	26,354	156,270

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,092,153	18,307,571	90	30	8,210	8,661	25,562	90,854
Transfers between funds	(156)	-	-	-	(11,979)	22,774	(14,178)	(40,970)
Surrenders (notes 2, 3, 4, 5 and 6)	(67,810,883)	(72,298,727)	(79)	76	(37,415)	(34,292)	(76,019)	(147,817)
Adjustments to maintain reserves	67,371	56,381	(11)	11	30	(15)	25	12

Net equity transactions	(46,651,515)	(53,934,775)	-	117	(41,154)	(2,872)	(64,610)	(97,921)

Net change in contract owners’ equity	73,448,580	93,862,717	11	145	(38,422)	81,108	(38,256)	58,349
Contract owners’ equity at beginning of period	653,332,517	559,469,800	257	112	438,991	357,883	900,690	842,341

Contract owners’ equity at end of period	$726,781,097	653,332,517	268	257	400,569	438,991	862,434	900,690

CHANGE IN UNITS:
Beginning units	16,511,829	17,900,376	18	9	11,184	11,311	18,146	20,368
Units purchased	1,904,115	1,614,281	22	16	327	1,434	1,519	1,447
Units surrendered	(2,747,804)	(3,002,828)	(22)	(7)	(1,526)	(1,561)	(2,813)	(3,669)

Ending units	15,668,140	16,511,829	18	18	9,985	11,184	16,852	18,146

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVB		ACVCA		ACVI		ACVIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$27,758	47,564	(8,532)	(9,635)	812	2,344	24,003	26,577
Realized gain (loss) on investments	51,544	22,038	23,792	296	10,601	5,181	4,626	9,656
Change in unrealized gain (loss) on investments	337,020	739,274	394,879	185,694	89,208	67,722	61,892	160,620
Reinvested capital gains	189,429	121,093	154,309	252,811	6,194	20,210	82,693	137,048

Net increase (decrease) in contract owners’ equity resulting from operations	605,751	929,969	564,448	429,166	106,815	95,457	173,214	333,901

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	96,858	99,105	7,527	11,782	3,352	3,869	57,710	49,216
Transfers between funds	65,308	11,439	(2,478)	(10,791)	222,516	591	(121,420)	137,915
Surrenders (notes 2, 3, 4, 5 and 6)	(771,539)	(444,534)	(173,164)	(214,481)	(39,902)	(17,790)	(192,015)	(179,442)
Adjustments to maintain reserves	15	(59)	6,522	4,067	4,982	4,570	(11)	33

Net equity transactions	(609,358)	(334,049)	(161,593)	(209,423)	190,948	(8,760)	(255,736)	7,722

Net change in contract owners’ equity	(3,607)	595,920	402,855	219,743	297,763	86,697	(82,522)	341,623
Contract owners’ equity at beginning of period	5,580,785	4,984,865	1,501,748	1,282,005	446,208	359,511	1,762,527	1,420,904

Contract owners’ equity at end of period	$5,577,178	5,580,785	1,904,603	1,501,748	743,971	446,208	1,680,005	1,762,527

CHANGE IN UNITS:
Beginning units	154,992	162,951	43,716	52,029	15,473	15,888	54,791	54,209
Units purchased	3,459	4,468	892	760	12,721	229	2,426	7,138
Units surrendered	(15,687)	(12,427)	(7,045)	(9,073)	(1,736)	(644)	(10,236)	(6,556)

Ending units	142,764	154,992	37,563	43,716	26,458	15,473	46,981	54,791

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP2		ACVMV1		ACVU1		BRVHYI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,587	16,914	16,392	34,139	(7,857)	(8,913)	27,753	7,994
Realized gain (loss) on investments	13,874	(39,812)	(7,807)	15,948	362,998	17,966	(14,570)	11
Change in unrealized gain (loss) on investments	36,780	100,300	(42,420)	254,152	(122,288)	143,372	4,203	13,718
Reinvested capital gains	-	-	-	236,130	3,036	90,260	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,241	77,402	(33,835)	540,369	235,889	242,685	17,386	21,723

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,262	33,782	29,228	34,401	102,194	-	21,892	2,721
Transfers between funds	(105,202)	(255,238)	(655,352)	(157,490)	(1,064,655)	(140,308)	449,361	137,560
Surrenders (notes 2, 3, 4, 5 and 6)	(69,149)	(244,354)	(129,006)	(276,086)	(106,326)	153,888	(27,382)	(8,571)
Adjustments to maintain reserves	30	(36)	16	9	26	(19)	1,769	(8)

Net equity transactions	(142,059)	(465,846)	(755,114)	(399,166)	(1,068,761)	13,561	445,640	131,702

Net change in contract owners’ equity	(86,818)	(388,444)	(788,949)	141,203	(832,872)	256,246	463,026	153,425
Contract owners’ equity at beginning of period	601,513	989,957	2,189,116	2,047,913	1,015,024	758,778	212,452	59,027

Contract owners’ equity at end of period	$514,695	601,513	1,400,167	2,189,116	182,152	1,015,024	675,478	212,452

CHANGE IN UNITS:
Beginning units	36,595	64,811	56,551	68,042	28,843	28,727	18,555	5,916
Units purchased	3,891	4,896	1,325	1,672	330	5,586	39,371	13,774
Units surrendered	(11,785)	(33,112)	(21,942)	(13,163)	(25,715)	(5,470)	(2,657)	(1,135)

Ending units	28,701	36,595	35,934	56,551	3,458	28,843	55,269	18,555

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MLVGA2		DCAP		DGI		DSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,151	11,454	16,050	30,756	4,704	8,870	329	(1,695)
Realized gain (loss) on investments	12,853	(19,847)	(33,322)	(10,272)	45,161	101,576	(42,475)	(6,481)
Change in unrealized gain (loss) on investments	203,246	236,052	635,787	789,071	186,924	91,996	80,819	9,445
Reinvested capital gains	90,746	61,263	375,018	472,895	110,769	162,508	-	55,337

Net increase (decrease) in contract owners’ equity resulting from operations	317,996	288,922	993,533	1,282,450	347,558	364,950	38,673	56,606

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,660	63,068	111,846	112,961	34,208	38,462	9,944	12,443
Transfers between funds	(173,254)	(16,039)	(101,766)	(23,509)	(4,278)	(71,503)	(56,050)	13,268
Surrenders (notes 2, 3, 4, 5 and 6)	(168,018)	(221,475)	(569,132)	(357,067)	(130,030)	(163,291)	(14,586)	(27,137)
Adjustments to maintain reserves	1	1	88	36	27	(18)	(23)	19

Net equity transactions	(262,611)	(174,445)	(558,964)	(267,579)	(100,073)	(196,350)	(60,715)	(1,407)

Net change in contract owners’ equity	55,385	114,477	434,569	1,014,871	247,485	168,600	(22,042)	55,199
Contract owners’ equity at beginning of period	1,871,842	1,757,365	4,745,452	3,730,581	1,550,484	1,381,884	313,524	258,325

Contract owners’ equity at end of period	$1,927,227	1,871,842	5,180,021	4,745,452	1,797,969	1,550,484	291,482	313,524

CHANGE IN UNITS:
Beginning units	93,183	102,683	110,653	118,233	37,988	44,464	10,752	10,737
Units purchased	5,314	6,107	4,356	4,405	2,537	2,331	545	2,049
Units surrendered	(18,764)	(15,607)	(17,080)	(11,985)	(5,436)	(8,807)	(2,870)	(2,034)

Ending units	79,733	93,183	97,929	110,653	35,089	37,988	8,427	10,752

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DSRG		DVSCS		DWVSVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$508,737	557,401	46,035	67,965	10,267	12,839	1,372	969
Realized gain (loss) on investments	3,135,013	3,260,860	228,027	177,031	(40,966)	78,000	(44,363)	(5,277)
Change in unrealized gain (loss) on investments	1,188,425	5,836,713	1,480,604	1,644,264	89,130	183,104	(6,792)	54,423
Reinvested capital gains	2,896,009	2,290,149	99,081	240,210	112,458	254,733	14,977	28,410

Net increase (decrease) in contract owners’ equity resulting from operations	7,728,184	11,945,123	1,853,747	2,129,470	170,889	528,676	(34,806)	78,525

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,085,483	1,095,921	255,337	250,016	33,925	114,123	1,815	2,443
Transfers between funds	(730,935)	(1,323,360)	9,497	(21,719)	(87,819)	(747,265)	(30,115)	11,169
Surrenders (notes 2, 3, 4, 5 and 6)	(4,332,407)	(4,360,718)	(659,228)	(659,908)	(152,874)	(393,604)	(30,462)	(13,385)
Adjustments to maintain reserves	3,906	4,958	294	219	43	13	9	-

Net equity transactions	(3,973,953)	(4,583,199)	(394,100)	(431,392)	(206,725)	(1,026,733)	(58,753)	227

Net change in contract owners’ equity	3,754,231	7,361,924	1,459,647	1,698,078	(35,836)	(498,057)	(93,559)	78,752
Contract owners’ equity at beginning of period	48,346,728	40,984,804	8,207,582	6,509,504	2,234,991	2,733,048	372,107	293,355

Contract owners’ equity at end of period	$52,100,959	48,346,728	9,667,229	8,207,582	2,199,155	2,234,991	278,548	372,107

CHANGE IN UNITS:
Beginning units	606,380	669,994	125,019	132,225	54,408	82,256	20,316	20,350
Units purchased	22,962	24,567	13,464	9,016	1,845	2,511	406	891
Units surrendered	(81,339)	(88,181)	(14,544)	(16,222)	(7,733)	(30,359)	(5,097)	(925)

Ending units	548,003	606,380	123,939	125,019	48,520	54,408	15,625	20,316

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIPS		DSGIBA		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$478	509	1,607	2,591	14,515	3,543	21,887	26,553
Realized gain (loss) on investments	4	(11)	1,946	44	(3,880)	(1,846)	(1,374)	(12,824)
Change in unrealized gain (loss) on investments	4,683	3,692	21,526	14,839	21,222	41,959	51,158	74,474
Reinvested capital gains	699	213	1,516	-	12,743	155	2,999	42

Net increase (decrease) in contract owners’ equity resulting from operations	5,864	4,403	26,595	17,474	44,600	43,811	74,670	88,245

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	28,232	806	1,969	1,997	4,059	3,487	19,406	23,940
Transfers between funds	(38)	-	19,922	-	34,293	413,229	736,813	69,685
Surrenders (notes 2, 3, 4, 5 and 6)	(1,081)	(1,010)	(2,484)	(2,901)	(8,254)	(6,210)	(93,114)	(171,968)
Adjustments to maintain reserves	(4)	2	2	(6)	3	(6)	29	(19)

Net equity transactions	27,109	(202)	19,409	(910)	30,101	410,500	663,134	(78,362)

Net change in contract owners’ equity	32,973	4,201	46,004	16,564	74,701	454,311	737,804	9,883
Contract owners’ equity at beginning of period	29,370	25,169	237,559	220,995	569,890	115,579	1,030,607	1,020,724

Contract owners’ equity at end of period	$62,343	29,370	283,563	237,559	644,591	569,890	1,768,411	1,030,607

CHANGE IN UNITS:
Beginning units	2,480	2,498	21,935	22,021	43,136	10,462	52,411	56,401
Units purchased	2,369	74	1,866	190	3,734	33,338	41,282	7,459
Units surrendered	(95)	(92)	(247)	(276)	(1,579)	(664)	(7,055)	(11,449)

Ending units	4,754	2,480	23,554	21,935	45,291	43,136	86,638	52,411

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2		FAMP		FCS		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,295	888	94,889	119,306	(2,726)	4	449,806	538,764
Realized gain (loss) on investments	(32)	(28)	279,354	2,046	10,195	15	915,291	(267,685)
Change in unrealized gain (loss) on investments	(681)	9,534	831,557	1,050,466	198,125	909	(988,212)	5,961,453
Reinvested capital gains	-	-	130,890	414,029	3,107	-	1,607,548	2,324,708

Net increase (decrease) in contract owners’ equity resulting from operations	582	10,394	1,336,690	1,585,847	208,701	928	1,984,433	8,557,240

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,321	4,239	317,746	327,424	94,380	1,395	991,483	1,074,913
Transfers between funds	9,918	-	(76,913)	(17,526)	753,100	23,778	(3,294)	98,506
Surrenders (notes 2, 3, 4, 5 and 6)	1,310	(944)	(957,984)	(1,009,325)	(11,324)	334	(3,066,586)	(3,801,278)
Adjustments to maintain reserves	3	(6)	846	856	19	(4)	2,233	7,865

Net equity transactions	15,552	3,289	(716,305)	(698,571)	836,175	25,503	(2,076,164)	(2,619,994)

Net change in contract owners’ equity	16,134	13,683	620,385	887,276	1,044,876	26,431	(91,731)	5,937,246
Contract owners’ equity at beginning of period	64,793	51,110	10,221,231	9,333,955	26,431	-	38,852,436	32,915,190

Contract owners’ equity at end of period	$80,927	64,793	10,841,616	10,221,231	1,071,307	26,431	38,760,705	38,852,436

CHANGE IN UNITS:
Beginning units	5,959	5,622	209,936	224,776	2,386	-	390,019	417,741
Units purchased	1,805	764	9,548	12,204	73,393	2,423	18,072	24,872
Units surrendered	(354)	(427)	(32,778)	(27,044)	(1,259)	(37)	(47,724)	(52,594)

Ending units	7,410	5,959	186,706	209,936	74,520	2,386	360,367	390,019

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS		FF10S		FF20S		FF30S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$931	1,816	3,010	5,918	6,753	16,058	8,350	16,406
Realized gain (loss) on investments	(4,873)	171	4,298	8,023	29,138	46,113	40,967	54,347
Change in unrealized gain (loss) on investments	41,966	36,283	22,593	26,413	39,635	67,074	87,285	153,388
Reinvested capital gains	24,052	-	17,583	16,094	64,484	61,916	65,638	44,243

Net increase (decrease) in contract owners’ equity resulting from operations	62,076	38,270	47,484	56,448	140,010	191,161	202,240	268,384

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,462	8,350	4,145	3,923	33,644	38,800	104,154	38,878
Transfers between funds	66,498	39,523	25,401	12	(8,293)	44,457	(20,364)	28,897
Surrenders (notes 2, 3, 4, 5 and 6)	(18,345)	(7,958)	(26,876)	(35,517)	(179,537)	(209,712)	(75,227)	(166,067)
Adjustments to maintain reserves	2	(7)	8	(4)	2	(9)	33	(7)

Net equity transactions	62,617	39,908	2,678	(31,586)	(154,184)	(126,464)	8,596	(98,299)

Net change in contract owners’ equity	124,693	78,178	50,162	24,862	(14,174)	64,697	210,836	170,085
Contract owners’ equity at beginning of period	202,855	124,677	410,033	385,171	1,138,515	1,073,818	1,303,811	1,133,726

Contract owners’ equity at end of period	$327,548	202,855	460,195	410,033	1,124,341	1,138,515	1,514,647	1,303,811

CHANGE IN UNITS:
Beginning units	18,993	15,018	18,832	20,411	47,862	53,908	49,805	53,527
Units purchased	5,479	4,826	1,439	762	2,893	5,082	6,347	3,721
Units surrendered	(976)	(851)	(1,370)	(2,341)	(9,285)	(11,128)	(6,275)	(7,443)

Ending units	23,496	18,993	18,901	18,832	41,470	47,862	49,877	49,805

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGP		FHIP		FIGBS		FMCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(401,883)	(201,446)	318,524	344,732	44,734	47,150	3,209	16,970
Realized gain (loss) on investments	7,698,872	3,513,236	(70,306)	(46,346)	38,732	(6,013)	(65,023)	11,276
Change in unrealized gain (loss) on investments	16,820,572	12,799,921	(109,612)	699,811	131,005	141,707	944,308	516,352
Reinvested capital gains	8,205,517	4,381,277	-	-	869	-	-	658,190

Net increase (decrease) in contract owners’ equity resulting from operations	32,323,078	20,492,988	138,606	998,197	215,340	182,844	882,494	1,202,788

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,944,440	1,770,351	269,698	300,361	36,753	41,050	152,447	225,927
Transfers between funds	(2,788,533)	924,813	(20,601)	(505)	537,383	156,054	(14,316)	(286,947)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,268,736)	(6,521,271)	(661,337)	(723,368)	(265,779)	(202,953)	(666,767)	(731,229)
Adjustments to maintain reserves	13,013	9,495	78	866	3	7	10	19

Net equity transactions	(9,099,816)	(3,816,612)	(412,162)	(422,646)	308,360	(5,842)	(528,626)	(792,230)

Net change in contract owners’ equity	23,223,262	16,676,376	(273,556)	575,551	523,700	177,002	353,868	410,558
Contract owners’ equity at beginning of period	79,192,941	62,516,565	7,595,846	7,020,295	2,209,131	2,032,129	5,901,648	5,491,090

Contract owners’ equity at end of period	$102,416,203	79,192,941	7,322,290	7,595,846	2,732,831	2,209,131	6,255,516	5,901,648

CHANGE IN UNITS:
Beginning units	691,597	692,945	141,469	149,247	120,310	120,824	104,795	119,729
Units purchased	21,626	59,639	9,300	9,457	30,172	14,114	5,113	5,090
Units surrendered	(170,872)	(60,987)	(18,672)	(17,235)	(13,481)	(14,628)	(15,393)	(20,024)

Ending units	542,351	691,597	132,097	141,469	137,001	120,310	94,515	104,795

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FOP		FOS		FRESS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,619	13,484	(243)	53,033	(6,787)	45,346	995	1,063
Realized gain (loss) on investments	(105,437)	(85,969)	45,559	17,753	33,556	8,649	(9,752)	1,048
Change in unrealized gain (loss) on investments	(244,154)	160,349	552,202	776,811	563,572	719,682	2,009	50
Reinvested capital gains	-	698	19,172	151,329	18,313	130,771	1,673	448

Net increase (decrease) in contract owners’ equity resulting from operations	(335,972)	88,562	616,690	998,926	608,654	904,448	(5,075)	2,609

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	71,765	74,276	3,437	3,893	214,016	238,227	6,625	2,320
Transfers between funds	15,490	(48,621)	(31,946)	(38,081)	217,465	255,904	12,827	40,537
Surrenders (notes 2, 3, 4, 5 and 6)	(95,390)	(124,143)	(303,083)	(327,363)	(455,277)	(378,947)	(2,508)	(1,410)
Adjustments to maintain reserves	1	-	860	935	32	4	(3)	(5)

Net equity transactions	(8,134)	(98,488)	(330,732)	(360,616)	(23,764)	115,188	16,941	41,442

Net change in contract owners’ equity	(344,106)	(9,926)	285,958	638,310	584,890	1,019,636	11,866	44,051
Contract owners’ equity at beginning of period	1,019,156	1,029,082	4,462,671	3,824,361	4,294,084	3,274,448	57,303	13,252

Contract owners’ equity at end of period	$675,050	1,019,156	4,748,629	4,462,671	4,878,974	4,294,084	69,169	57,303

CHANGE IN UNITS:
Beginning units	65,125	71,950	113,238	125,498	347,031	336,116	4,895	1,385
Units purchased	11,808	7,649	951	951	48,090	64,129	2,461	3,695
Units surrendered	(12,424)	(14,474)	(8,687)	(13,211)	(52,000)	(53,214)	(1,002)	(185)

Ending units	64,509	65,125	105,502	113,238	343,121	347,031	6,354	4,895

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,102	6,219	16,597	3,649	1,734	6,464	97,681	131,556
Realized gain (loss) on investments	(25,092)	(10,732)	74,416	12,485	(16,843)	(3,446)	(120,897)	(57,042)
Change in unrealized gain (loss) on investments	60,640	124,982	(30,212)	135,608	(15,005)	19,818	(51,411)	(46,217)
Reinvested capital gains	33,124	56,405	11,854	-	49,111	13,925	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,774	176,874	72,655	151,742	18,997	36,761	(74,627)	28,297

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	70,616	15,838	17,497	13,347	10,368	11,257	40,498	59,986
Transfers between funds	51,363	12,835	308,488	(20,173)	14,431	(132)	(18,972)	(131,839)
Surrenders (notes 2, 3, 4, 5 and 6)	(59,573)	(50,670)	(552,984)	(47,368)	(47,841)	(32,267)	(559,277)	(173,806)
Adjustments to maintain reserves	(41)	37	(2)	11	(6)	5	4	2

Net equity transactions	62,365	(21,960)	(227,001)	(54,183)	(23,048)	(21,137)	(537,747)	(245,657)

Net change in contract owners’ equity	135,139	154,914	(154,346)	97,559	(4,051)	15,624	(612,374)	(217,360)
Contract owners’ equity at beginning of period	688,068	533,154	714,807	617,248	211,274	195,650	1,774,820	1,992,180

Contract owners’ equity at end of period	$823,207	688,068	560,461	714,807	207,223	211,274	1,162,446	1,774,820

CHANGE IN UNITS:
Beginning units	20,422	21,138	55,113	60,005	12,621	13,925	173,186	197,270
Units purchased	4,949	1,445	2,514	2,672	1,441	739	7,703	8,021
Units surrendered	(2,602)	(2,161)	(20,574)	(7,564)	(2,899)	(2,043)	(60,691)	(32,105)

Ending units	22,769	20,422	37,053	55,113	11,163	12,621	120,198	173,186

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVRDI		FTVSVI		TIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$66,702	65,260	40,167	40,676	24,016	18,715	1,136	711
Realized gain (loss) on investments	(27,135)	(9,459)	(33,757)	(9,394)	(165,394)	(74,041)	(67)	3,729
Change in unrealized gain (loss) on investments	(47,565)	111,475	366,699	402,837	108,768	220,115	(1,872)	670
Reinvested capital gains	1,030	21,707	201,919	605,478	120,265	376,411	-	470

Net increase (decrease) in contract owners’ equity resulting from operations	(6,968)	188,983	575,028	1,039,597	87,655	541,200	(803)	5,580

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	56,635	64,180	75,317	82,713	40,134	44,485	-	-
Transfers between funds	(40,741)	(6,894)	(160,718)	(45,870)	60,777	(72,188)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(131,631)	(111,270)	(458,703)	(547,114)	(149,770)	(405,777)	(1,309)	(13,019)
Adjustments to maintain reserves	15	(7)	41	(11)	5	39	(19)	6

Net equity transactions	(115,722)	(53,991)	(544,063)	(510,282)	(48,854)	(433,441)	(1,328)	(13,013)

Net change in contract owners’ equity	(122,690)	134,992	30,965	529,315	38,801	107,759	(2,131)	(7,433)
Contract owners’ equity at beginning of period	1,374,053	1,239,061	4,383,042	3,853,727	2,334,779	2,227,020	43,011	50,444

Contract owners’ equity at end of period	$1,251,363	1,374,053	4,414,007	4,383,042	2,373,580	2,334,779	40,880	43,011

CHANGE IN UNITS:
Beginning units	66,232	68,998	98,970	112,291	46,596	56,071	1,613	2,128
Units purchased	3,828	4,869	2,574	3,186	3,406	1,997	-	-
Units surrendered	(9,760)	(7,635)	(15,352)	(16,507)	(4,856)	(11,472)	(58)	(515)

Ending units	60,300	66,232	86,192	98,970	45,146	46,596	1,555	1,613

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TIF2		GVGMNS		GVMSAS		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,223	14,332	(116)	371	102	-	600	930
Realized gain (loss) on investments	(20,770)	(78,536)	56	121	5	-	610	(49)
Change in unrealized gain (loss) on investments	(7,059)	138,815	872	2,099	572	-	2,591	1,353
Reinvested capital gains	-	11,429	598	1,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,606)	86,040	1,410	4,363	679	-	3,801	2,234

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,900	23,567	766	1,273	-	-	797	929
Transfers between funds	(189,875)	(329,151)	-	-	6,197	-	(9,174)	20,142
Surrenders (notes 2, 3, 4, 5 and 6)	(47,789)	(71,286)	(2,180)	(2,012)	(83)	-	(2,024)	(5,471)
Adjustments to maintain reserves	19	(11)	6	(8)	3	-	6	(5)

Net equity transactions	(223,745)	(376,881)	(1,408)	(747)	6,117	-	(10,395)	15,595

Net change in contract owners’ equity	(238,351)	(290,841)	2	3,616	6,796	-	(6,594)	17,829
Contract owners’ equity at beginning of period	754,210	1,045,051	42,547	38,931	-	-	70,946	53,117

Contract owners’ equity at end of period	$515,859	754,210	42,549	42,547	6,796	-	64,352	70,946

CHANGE IN UNITS:
Beginning units	79,633	123,707	3,068	3,125	-	-	6,699	5,241
Units purchased	3,701	4,179	58	98	633	-	76	2,103
Units surrendered	(28,052)	(48,253)	(164)	(155)	(8)	-	(1,087)	(645)

Ending units	55,282	79,633	2,962	3,068	625	-	5,688	6,699

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEG		AVBVI		AVMCCI		IVBRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(950)	(933)	17	9	80	(4)	24,494	(1,583)
Realized gain (loss) on investments	(85)	(1,392)	(328)	(160)	(1,605)	(26)	(3,436)	(3,710)
Change in unrealized gain (loss) on investments	84,033	38,053	550	261	1,927	264	(6,589)	47,205
Reinvested capital gains	23,140	32,091	193	840	5,568	241	16,861	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,138	67,819	432	950	5,970	475	31,330	41,912

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,202	1,500	229	458	20,272	45	208,589	358,313
Transfers between funds	98,217	(253)	477	60	5,626	3	(5,439)	(22)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,014)	(17,809)	(137)	(124)	(406)	(190)	(206,505)	(366,489)
Adjustments to maintain reserves	40	(41)	24	(16)	8	(9)	3	(6)

Net equity transactions	87,445	(16,603)	593	378	25,500	(151)	(3,352)	(8,204)

Net change in contract owners’ equity	193,583	51,216	1,025	1,328	31,470	324	27,978	33,708
Contract owners’ equity at beginning of period	243,820	192,604	4,251	2,923	2,316	1,992	330,162	296,454

Contract owners’ equity at end of period	$437,403	243,820	5,276	4,251	33,786	2,316	358,140	330,162

CHANGE IN UNITS:
Beginning units	9,418	10,144	147	132	130	139	25,929	26,687
Units purchased	3,331	357	31	20	1,639	3	3,548	2,089
Units surrendered	(820)	(1,083)	(5)	(5)	(45)	(12)	(3,845)	(2,847)

Ending units	11,929	9,418	173	147	1,724	130	25,632	25,929

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVAG		OVB		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,446)	(7,894)	77,072	81,928	9,841	8,050	41,360	81,590
Realized gain (loss) on investments	9,104	13,919	207,142	10,070	(33,751)	(31,145)	130,740	355,887
Change in unrealized gain (loss) on investments	572,316	247,680	(21,928)	154,301	(835)	147,475	4,586,403	2,170,909
Reinvested capital gains	115,284	174,263	-	-	95,136	210,875	785,033	2,963,453

Net increase (decrease) in contract owners’ equity resulting from operations	687,258	427,968	262,286	246,299	70,391	335,255	5,543,536	5,571,839

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,649	28,751	121,335	141,408	13,604	18,295	430,765	543,108
Transfers between funds	816,824	251	795,656	72,276	(68,854)	(33,646)	(223,270)	(257,717)
Surrenders (notes 2, 3, 4, 5 and 6)	(127,733)	(171,646)	(361,133)	(310,813)	(222,967)	(196,353)	(2,060,870)	(2,459,780)
Adjustments to maintain reserves	22	5	(236)	1,110	25	-	10,737	9,770

Net equity transactions	725,762	(142,639)	555,622	(96,019)	(278,192)	(211,704)	(1,842,638)	(2,164,619)

Net change in contract owners’ equity	1,413,020	285,329	817,908	150,280	(207,801)	123,551	3,700,898	3,407,220
Contract owners’ equity at beginning of period	1,424,032	1,138,703	2,974,342	2,824,062	1,239,435	1,115,884	22,159,620	18,752,400

Contract owners’ equity at end of period	$2,837,052	1,424,032	3,792,250	2,974,342	1,031,634	1,239,435	25,860,518	22,159,620

CHANGE IN UNITS:
Beginning units	85,026	93,540	117,060	118,667	45,429	53,848	236,817	264,280
Units purchased	46,109	9,941	60,550	14,831	1,230	2,316	7,778	8,235
Units surrendered	(8,307)	(18,455)	(17,196)	(16,438)	(13,439)	(10,735)	(26,490)	(35,698)

Ending units	122,828	85,026	160,414	117,060	33,220	45,429	218,105	236,817

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVIG		OVMS		OVSB		OVSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$824	1,009	81,416	84,514	8,816	6,205	946	(3,107)
Realized gain (loss) on investments	(3,305)	(253)	17,894	(10,135)	(2,923)	(1,356)	(11,652)	10,528
Change in unrealized gain (loss) on investments	46,864	39,743	471,957	609,619	(3,306)	13,297	131,022	125,173
Reinvested capital gains	2,949	9,965	120,217	78,364	-	-	12,212	97,133

Net increase (decrease) in contract owners’ equity resulting from operations	47,332	50,464	691,484	762,362	2,587	18,146	132,528	229,727

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,367	2,585	179,643	182,811	6,755	6,579	21,043	22,117
Transfers between funds	102,053	-	(16,909)	11,875	(14,239)	1,236	(127,877)	(12,286)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,719)	(45,824)	(420,156)	(544,632)	(8,275)	(18,814)	(64,611)	(125,405)
Adjustments to maintain reserves	9	5	739	714	(7)	(12)	9	59

Net equity transactions	90,710	(43,234)	(256,683)	(349,232)	(15,766)	(11,011)	(171,436)	(115,515)

Net change in contract owners’ equity	138,042	7,230	434,801	413,130	(13,179)	7,135	(38,908)	114,212
Contract owners’ equity at beginning of period	211,792	204,562	5,066,362	4,653,232	186,600	179,465	1,048,740	934,528

Contract owners’ equity at end of period	$349,834	211,792	5,501,163	5,066,362	173,421	186,600	1,009,832	1,048,740
CHANGE IN UNITS:
Beginning units	18,080	22,342	114,742	122,805	15,689	16,659	20,008	22,444
Units purchased	7,198	586	7,841	9,644	880	1,055	670	741
Units surrendered	(570)	(4,848)	(14,449)	(17,707)	(2,350)	(2,025)	(4,534)	(3,177)

Ending units	24,708	18,080	108,134	114,742	14,219	15,689	16,144	20,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRHIP		WRMCG		JABS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,322	18,643	37,198	58,323	(3,531)	(2,878)	20,703	28,272
Realized gain (loss) on investments	(53,433)	(54,714)	(13,650)	(45,548)	(4,439)	923	60,459	273,882
Change in unrealized gain (loss) on investments	149,620	228,221	(3,512)	73,650	263,533	79,136	142,879	83,392
Reinvested capital gains	16,096	48,073	-	-	42,801	88,867	28,487	76,613

Net increase (decrease) in contract owners’ equity resulting from operations	126,605	240,223	20,036	86,425	298,364	166,048	252,528	462,159

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40,767	48,312	8,817	11,240	83,462	7,387	97,385	38,977
Transfers between funds	(265,461)	(20,170)	87,120	(246,468)	132,219	25,143	311,839	(988,231)
Surrenders (notes 2, 3, 4, 5 and 6)	(81,677)	(210,512)	(99,591)	(397,702)	(40,121)	(139,214)	(243,016)	(233,313)
Adjustments to maintain reserves	(11)	111	10	(2)	8	5	37	(11)

Net equity transactions	(306,382)	(182,259)	(3,644)	(632,932)	175,568	(106,679)	166,245	(1,182,578)

Net change in contract owners’ equity	(179,777)	57,964	16,392	(546,507)	473,932	59,369	418,773	(720,419)
Contract owners’ equity at beginning of period	1,236,186	1,178,222	481,667	1,028,174	526,408	467,039	1,869,605	2,590,024

Contract owners’ equity at end of period	$1,056,409	1,236,186	498,059	481,667	1,000,340	526,408	2,288,378	1,869,605

CHANGE IN UNITS:
Beginning units	63,120	72,688	32,369	76,352	22,022	26,805	50,033	84,460
Units purchased	3,031	4,000	8,664	1,909	7,803	2,683	11,744	1,651
Units surrendered	(18,476)	(13,568)	(9,308)	(45,892)	(1,616)	(7,466)	(7,842)	(36,078)

Ending units	47,675	63,120	31,725	32,369	28,209	22,022	53,935	50,033

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAEI		JAGTS		JAIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,234)	(21,350)	(1,406)	(1,029)	(24,112)	(3,084)	15,867	29,742
Realized gain (loss) on investments	143,771	85,742	6,162	11,355	702,007	564,270	(40,106)	(72,123)
Change in unrealized gain (loss) on investments	1,156,427	943,375	32,484	58,509	1,041,538	762,329	381,337	562,788
Reinvested capital gains	398,602	400,910	21,655	18,222	490,381	304,700	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,682,566	1,408,677	58,895	87,057	2,209,814	1,628,215	357,098	520,407

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	222,084	80,300	6,030	4,899	270,600	50,226	86,214	93,935
Transfers between funds	141,807	63,444	(17,884)	74,970	220,068	251,063	(29,544)	(38,310)
Surrenders (notes 2, 3, 4, 5 and 6)	(675,255)	(622,920)	(8,729)	(72,564)	(1,703,306)	(233,066)	(155,524)	(175,409)
Adjustments to maintain reserves	(17)	10	18	(9)	46	10	17	(16)

Net equity transactions	(311,381)	(479,166)	(20,565)	7,296	(1,212,592)	68,233	(98,837)	(119,800)

Net change in contract owners’ equity	1,371,185	929,511	38,330	94,353	997,222	1,696,448	258,261	400,607
Contract owners’ equity at beginning of period	4,911,284	3,981,773	322,667	228,314	5,231,848	3,535,400	2,460,380	2,059,773

Contract owners’ equity at end of period	$6,282,469	4,911,284	360,997	322,667	6,229,070	5,231,848	2,718,641	2,460,380

CHANGE IN UNITS:
Beginning units	148,037	163,732	20,863	19,897	237,118	231,044	154,193	162,736
Units purchased	8,731	7,739	2,178	6,498	13,889	29,502	9,648	13,833
Units surrendered	(19,977)	(23,434)	(3,408)	(5,532)	(61,579)	(23,428)	(16,400)	(22,376)

Ending units	136,791	148,037	19,633	20,863	189,428	237,118	147,441	154,193

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVTRC		MNDIC		MV2IGI		MVFIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,078	3,319	(2,491)	(1,515)	479	1,140	34,636	56,964
Realized gain (loss) on investments	198	(237)	354	14,708	21,037	8,248	(42,568)	5,002
Change in unrealized gain (loss) on investments	4,770	8,606	163,320	19,405	(19,332)	71,904	(103,804)	637,150
Reinvested capital gains	3,134	-	45,046	50,295	32,671	30,351	137,131	152,162

Net increase (decrease) in contract owners’ equity resulting from operations	11,180	11,688	206,229	82,893	34,855	111,643	25,395	851,278

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	912	2,223	85,235	10,250	7,420	10,831	45,992	42,243
Transfers between funds	(1,217)	11,417	189,075	186,595	(26,611)	195,422	(198,528)	(16,343)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,122)	(9,644)	(29,838)	(123,774)	(95,771)	(39,325)	(250,433)	(196,637)
Adjustments to maintain reserves	1	(7)	18	14	1	8	2	30

Net equity transactions	(9,426)	3,989	244,490	73,085	(114,961)	166,936	(402,967)	(170,707)

Net change in contract owners’ equity	1,754	15,677	450,719	155,978	(80,106)	278,579	(377,572)	680,571
Contract owners’ equity at beginning of period	169,036	153,359	347,577	191,599	445,089	166,510	3,662,631	2,982,060

Contract owners’ equity at end of period	$170,790	169,036	798,296	347,577	364,983	445,089	3,285,059	3,662,631

CHANGE IN UNITS:
Beginning units	15,363	15,033	14,108	10,971	23,834	12,541	79,839	84,027
Units purchased	81	1,242	9,384	9,278	547	13,856	2,494	1,792
Units surrendered	(921)	(912)	(1,192)	(6,141)	(8,410)	(2,563)	(12,672)	(5,980)

Ending units	14,523	15,363	22,300	14,108	15,971	23,834	69,661	79,839

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIGIC		MSEM		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,217	-	21,554	30,140	13,068	13,656	14,372	11,671
Realized gain (loss) on investments	(5,804)	-	(19,669)	(6,346)	9,446	6,690	802	18,473
Change in unrealized gain (loss) on investments	25,167	-	7,131	54,542	(884)	14,726	(180,793)	79,373
Reinvested capital gains	1,687	-	-	-	5,743	-	17,742	32,640

Net increase (decrease) in contract owners’ equity resulting from operations	22,267	-	9,016	78,336	27,373	35,072	(147,877)	142,157

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	18,445	22,084	7,616	5,549	11,557	12,389
Transfers between funds	127,909	-	(2,749)	(14,831)	266,049	59,083	(40,794)	(2,266)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,263)	-	(78,573)	(78,086)	(18,056)	(130,505)	(34,433)	(82,537)
Adjustments to maintain reserves	1	-	31	(38)	9	(3)	(76)	76

Net equity transactions	126,647	-	(62,846)	(70,871)	255,618	(65,876)	(63,746)	(72,338)

Net change in contract owners’ equity	148,914	-	(53,830)	7,465	282,991	(30,804)	(211,623)	69,819
Contract owners’ equity at beginning of period	-	-	592,004	584,539	296,369	327,173	882,748	812,929

Contract owners’ equity at end of period	$148,914	-	538,174	592,004	579,360	296,369	671,125	882,748

CHANGE IN UNITS:
Beginning units	-	-	15,880	17,769	16,136	19,713	13,946	14,887
Units purchased	11,967	-	835	1,096	15,691	3,775	245	122
Units surrendered	(142)	-	(2,973)	(2,985)	(2,240)	(7,352)	(1,580)	(1,063)

Ending units	11,825	-	13,742	15,880	29,587	16,136	12,611	13,946

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DTRTFB		EIF		GBF		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$227	54	11,984	14,743	75,363	86,609	17,433	27,840
Realized gain (loss) on investments	39	2	12,898	14,649	(9,192)	(63,002)	8,415	12,171
Change in unrealized gain (loss) on investments	149	89	(45,186)	145,656	196,771	248,926	97,352	233,754
Reinvested capital gains	-	-	42,631	29,003	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	415	145	22,327	204,051	262,942	272,533	123,200	273,765

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	338	-	13,294	16,676	192,146	196,106	42,231	47,722
Transfers between funds	(996)	11,417	(1,813)	315,373	113,313	(22,172)	(182,341)	64,029
Surrenders (notes 2, 3, 4, 5 and 6)	(353)	(97)	(95,827)	(69,284)	(600,221)	(558,077)	(88,053)	(130,596)
Adjustments to maintain reserves	(1)	(5)	27	(60)	157	172	31	7

Net equity transactions	(1,012)	11,315	(84,319)	262,705	(294,605)	(383,971)	(228,132)	(18,838)

Net change in contract owners’ equity	(597)	11,460	(61,992)	466,756	(31,663)	(111,438)	(104,932)	254,927
Contract owners’ equity at beginning of period	13,530	2,070	1,135,328	668,572	4,786,268	4,897,706	1,512,962	1,258,035

Contract owners’ equity at end of period	$12,933	13,530	1,073,336	1,135,328	4,754,605	4,786,268	1,408,030	1,512,962

CHANGE IN UNITS:
Beginning units	1,257	204	28,410	21,230	133,508	146,016	49,822	50,732
Units purchased	31	1,063	616	9,530	14,551	10,627	3,612	4,870
Units surrendered	(124)	(10)	(2,978)	(2,350)	(23,219)	(23,135)	(12,395)	(5,780)

Ending units	1,164	1,257	26,048	28,410	124,840	133,508	41,039	49,822

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,072	73,357	40,154	39,916	5,948	5,990	3,216	3,051
Realized gain (loss) on investments	(32,664)	(1,092)	6,607	56,053	5,977	2,732	15,330	2,234
Change in unrealized gain (loss) on investments	232,074	368,303	79,399	297,727	18,710	25,305	416,326	384,727
Reinvested capital gains	-	151,384	310,839	237,216	257	1,477	142,347	164,242

Net increase (decrease) in contract owners’ equity resulting from operations	222,482	591,952	436,999	630,912	30,892	35,504	577,219	554,254

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	89,377	99,975	74,819	67,130	7,321	9,338	70,678	32,352
Transfers between funds	(238,247)	15,020	(79,158)	846,247	(72,181)	20,622	(25,072)	22,161
Surrenders (notes 2, 3, 4, 5 and 6)	(186,755)	(381,580)	(361,420)	(450,210)	(24,155)	(55,348)	(101,608)	(119,482)
Adjustments to maintain reserves	22	20	(29)	(12)	(17)	2	35	(13)

Net equity transactions	(335,603)	(266,565)	(365,788)	463,155	(89,032)	(25,386)	(55,967)	(64,982)

Net change in contract owners’ equity	(113,121)	325,387	71,211	1,094,067	(58,140)	10,118	521,252	489,272
Contract owners’ equity at beginning of period	3,624,651	3,299,264	4,159,073	3,065,006	452,882	442,764	2,156,670	1,667,398

Contract owners’ equity at end of period	$3,511,530	3,624,651	4,230,284	4,159,073	394,742	452,882	2,677,922	2,156,670

CHANGE IN UNITS:
Beginning units	188,940	203,895	185,066	163,892	32,339	34,288	77,750	80,664
Units purchased	9,633	10,446	7,910	38,940	3,269	967	3,338	3,247
Units surrendered	(28,311)	(25,401)	(24,085)	(17,766)	(9,649)	(2,916)	(6,488)	(6,161)

Ending units	170,262	188,940	168,891	185,066	25,959	32,339	74,600	77,750

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,706	5,966	5,901	(3,107)	(13,373)	81,791	(3,049)	9,317
Realized gain (loss) on investments	(7,073)	(5,194)	123,828	101,772	147,177	179,257	(7,832)	(31,740)
Change in unrealized gain (loss) on investments	16,835	94,077	790,138	176,871	150,827	238,724	34,724	85,237
Reinvested capital gains	76,858	66,040	248,731	360,143	309,292	497,993	16,782	42,058

Net increase (decrease) in contract owners’ equity resulting from operations	95,326	160,889	1,168,598	635,679	593,923	997,765	40,625	104,872

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,713	11,680	38,751	41,010	128,505	200,526	28,436	31,132
Transfers between funds	8,482	413	(87,232)	145,776	38,646	(81)	(77,503)	51,752
Surrenders (notes 2, 3, 4, 5 and 6)	(30,815)	(59,077)	(144,158)	(248,809)	(552,198)	(532,671)	(61,977)	(441,121)
Adjustments to maintain reserves	22	(13)	11	(17)	59	(6)	30	(11)

Net equity transactions	(12,598)	(46,997)	(192,628)	(62,040)	(384,988)	(332,232)	(111,014)	(358,248)

Net change in contract owners’ equity	82,728	113,892	975,970	573,639	208,935	665,533	(70,389)	(253,376)
Contract owners’ equity at beginning of period	781,595	667,703	2,705,011	2,131,372	5,451,045	4,785,512	683,603	936,979

Contract owners’ equity at end of period	$864,323	781,595	3,680,981	2,705,011	5,659,980	5,451,045	613,214	683,603

CHANGE IN UNITS:
Beginning units	33,175	35,466	90,459	92,483	191,041	203,563	32,117	50,180
Units purchased	1,848	858	2,289	8,427	12,949	9,053	2,063	5,770
Units surrendered	(2,444)	(3,149)	(11,158)	(10,451)	(26,825)	(21,575)	(7,663)	(23,833)

Ending units	32,579	33,175	81,590	90,459	177,165	191,041	26,517	32,117

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVIDA		GVIDC		GVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,128	55,210	(6,301)	27,885	(1,183)	3,758	(7,707)	53,760
Realized gain (loss) on investments	153,468	91,748	(5,206)	160,082	2,735	875	7,912	55,794
Change in unrealized gain (loss) on investments	445,938	625,582	124,299	229,421	11,600	11,173	89,520	105,133
Reinvested capital gains	90,318	150,024	128,476	168,995	2,466	5,963	162,045	274,343

Net increase (decrease) in contract owners’ equity resulting from operations	751,852	922,564	241,268	586,383	15,618	21,769	251,770	489,030

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,255	93,156	60,956	63,942	15,237	14,529	108,148	174,936
Transfers between funds	459,499	(6,894)	(10,628)	(7,373)	17,630	46,494	(167,102)	(13,474)
Surrenders (notes 2, 3, 4, 5 and 6)	(147,590)	(286,551)	(90,152)	(2,646,905)	(82,375)	(88,460)	(387,127)	(520,170)
Adjustments to maintain reserves	23	-	12	(3)	14	13	22	8

Net equity transactions	445,187	(200,289)	(39,812)	(2,590,339)	(49,494)	(27,424)	(446,059)	(358,700)

Net change in contract owners’ equity	1,197,039	722,275	201,456	(2,003,956)	(33,876)	(5,655)	(194,289)	130,330
Contract owners’ equity at beginning of period	3,858,198	3,135,923	2,031,642	4,035,598	246,282	251,937	3,142,367	3,012,037

Contract owners’ equity at end of period	$5,055,237	3,858,198	2,233,098	2,031,642	212,406	246,282	2,948,078	3,142,367

CHANGE IN UNITS:
Beginning units	173,247	183,733	67,619	156,581	13,757	15,456	122,723	138,713
Units purchased	32,764	7,034	2,932	3,347	1,890	4,973	7,322	10,378
Units surrendered	(11,192)	(17,520)	(4,362)	(92,309)	(4,716)	(6,672)	(25,207)	(26,368)

Ending units	194,819	173,247	66,189	67,619	10,931	13,757	104,838	122,723

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIX2		HIBF		IDPG		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,215	5,554	53,915	45,699	(3)	10	35,584	43,680
Realized gain (loss) on investments	(675)	1,231	(12,846)	(7,910)	(22)	(18)	(133,358)	32,187
Change in unrealized gain (loss) on investments	17,150	32,761	14,779	73,021	34	79	494,292	267,407
Reinvested capital gains	18,614	468	-	-	8	14	269,860	906,890

Net increase (decrease) in contract owners’ equity resulting from operations	47,304	40,014	55,848	110,810	17	85	666,378	1,250,164

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,866	4,795	23,357	24,870	-	-	71,366	86,105
Transfers between funds	534,625	(4,016)	262,092	22,858	-	-	80,873	208,124
Surrenders (notes 2, 3, 4, 5 and 6)	(28,919)	(32,883)	(91,859)	(54,441)	(150)	(143)	(456,568)	(586,876)
Adjustments to maintain reserves	1	(1)	3	(14)	4	9	(5)	22

Net equity transactions	520,573	(32,105)	193,593	(6,727)	(146)	(134)	(304,334)	(292,625)

Net change in contract owners’ equity	567,877	7,909	249,441	104,083	(129)	(49)	362,044	957,539
Contract owners’ equity at beginning of period	210,263	202,354	883,435	779,352	584	633	5,966,226	5,008,687

Contract owners’ equity at end of period	$778,140	210,263	1,132,876	883,435	455	584	6,328,270	5,966,226

CHANGE IN UNITS:
Beginning units	17,891	20,801	32,250	32,512	45	56	133,763	140,419
Units purchased	46,956	605	12,501	2,183	-	-	5,250	5,228
Units surrendered	(2,856)	(3,515)	(5,370)	(2,445)	(12)	(11)	(13,174)	(11,884)

Ending units	61,991	17,891	39,381	32,250	33	45	125,839	133,763

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSBF		NCPGI		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$26,002	70,457	-	1	59,454	133,665	19,866	-
Realized gain (loss) on investments	(99,091)	45	-	-	(333,240)	60,064	1,878	-
Change in unrealized gain (loss) on investments	22,708	46,963	3	1	72,888	575,750	259,680	-
Reinvested capital gains	-	-	-	-	138,348	693,359	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,381)	117,465	3	2	(62,550)	1,462,838	281,424	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,526	14,271	24	24	103,008	149,044	61,528	-
Transfers between funds	(529,220)	469,734	-	-	(415,553)	(116,379)	1,527,709	-
Surrenders (notes 2, 3, 4, 5 and 6)	(64,322)	(156,103)	(3)	(2)	(474,642)	(1,067,563)	325	-
Adjustments to maintain reserves	(12)	6	3	1	75	10	(1)	-

Net equity transactions	(577,028)	327,908	24	23	(787,112)	(1,034,888)	1,589,561	-

Net change in contract owners’ equity	(627,409)	445,373	27	25	(849,662)	427,950	1,870,985	-
Contract owners’ equity at beginning of period	1,614,886	1,169,513	36	11	6,407,858	5,979,908	-	-

Contract owners’ equity at end of period	$987,477	1,614,886	63	36	5,558,196	6,407,858	1,870,985	-

CHANGE IN UNITS:
Beginning units	69,671	55,085	3	1	190,889	225,213	-	-
Units purchased	1,428	22,669	2	2	5,125	7,165	162,580	-
Units surrendered	(30,047)	(8,083)	-	-	(32,093)	(41,489)	(4,528)	-

Ending units	41,052	69,671	5	3	163,921	190,889	158,052	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,371	8,201	13,321	14,720	2,939	15,701	(4)	1,583
Realized gain (loss) on investments	3,311	(826)	13,388	3,075	(15,063)	(6,923)	2,076	(317)
Change in unrealized gain (loss) on investments	10,398	18,218	14,935	35,853	57,158	44,793	2,874	5,124
Reinvested capital gains	-	-	1,708	-	24,847	59,989	184	1,467

Net increase (decrease) in contract owners’ equity resulting from operations	18,080	25,593	43,352	53,648	69,881	113,560	5,130	7,857

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,058	6,930	3,393	5,368	23,379	17,066	4,609	4,186
Transfers between funds	28,205	113,259	85,213	(44,944)	(5,178)	-	74,669	16
Surrenders (notes 2, 3, 4, 5 and 6)	(243,523)	(5,908)	(72,659)	(22,165)	(55,020)	(37,635)	(63,545)	(24,298)
Adjustments to maintain reserves	4	5	(3)	7	17	(3)	(7)	(5)

Net equity transactions	(210,256)	114,286	15,944	(61,734)	(36,802)	(20,572)	15,726	(20,101)

Net change in contract owners’ equity	(192,176)	139,879	59,296	(8,086)	33,079	92,988	20,856	(12,244)
Contract owners’ equity at beginning of period	451,144	311,265	642,020	650,106	683,006	590,018	68,999	81,243

Contract owners’ equity at end of period	$258,968	451,144	701,316	642,020	716,085	683,006	89,855	68,999

CHANGE IN UNITS:
Beginning units	39,597	29,469	42,509	46,412	37,666	38,911	4,534	5,932
Units purchased	3,925	10,833	9,908	4,911	1,529	1,369	5,298	539
Units surrendered	(22,196)	(705)	(8,219)	(8,814)	(3,693)	(2,614)	(4,304)	(1,937)

Ending units	21,326	39,597	44,198	42,509	35,502	37,666	5,528	4,534

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,777	17,540	36	3,018	3,646	23,815	1,262	6,660
Realized gain (loss) on investments	(71,459)	(10,984)	(1,790)	(20,993)	(4,282)	(1,842)	(12,620)	(7,409)
Change in unrealized gain (loss) on investments	107,281	61,125	10,975	25,517	71,738	73,339	37,976	40,193
Reinvested capital gains	11,864	71,884	899	6,657	28,099	75,850	-	22,082

Net increase (decrease) in contract owners’ equity resulting from operations	50,463	139,565	10,120	14,199	99,201	171,162	26,618	61,526

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,210	26,142	5,356	6,638	30,151	27,192	11,978	13,615
Transfers between funds	(7,417)	7,524	-	(110,465)	(131)	(14,254)	(23,357)	6,566
Surrenders (notes 2, 3, 4, 5 and 6)	(228,316)	(54,747)	(13,346)	(13,571)	(99,789)	(146,087)	(44,071)	(47,742)
Adjustments to maintain reserves	10	6	-	(15)	11	31	(16)	18

Net equity transactions	(204,513)	(21,075)	(7,990)	(117,413)	(69,758)	(133,118)	(55,466)	(27,543)

Net change in contract owners’ equity	(154,050)	118,490	2,130	(103,214)	29,443	38,044	(28,848)	33,983
Contract owners’ equity at beginning of period	771,966	653,476	137,159	240,373	1,053,180	1,015,136	310,810	276,827

Contract owners’ equity at end of period	$617,916	771,966	139,289	137,159	1,082,623	1,053,180	281,962	310,810

CHANGE IN UNITS:
Beginning units	41,879	43,138	8,453	16,805	59,628	67,746	16,636	18,277
Units purchased	2,137	2,272	1,350	1,309	2,590	2,945	793	1,333
Units surrendered	(13,964)	(3,531)	(1,894)	(9,661)	(6,642)	(11,063)	(3,940)	(2,974)

Ending units	30,052	41,879	7,909	8,453	55,576	59,628	13,489	16,636

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$763	9,461	(332)	9,367	(521)	1,911	(164)	-
Realized gain (loss) on investments	(270)	116	(915)	(8,731)	(91)	316	(2)	-
Change in unrealized gain (loss) on investments	32,281	23,948	30,514	41,634	8,491	11,102	13,626	-
Reinvested capital gains	6,046	27,320	13,658	26,284	7,799	9,806	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,820	60,845	42,925	68,554	15,678	23,135	13,460	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,663	6,244	1,999	3,095	3,180	3,725	957	-
Transfers between funds	(2,894)	35	(3,387)	(115,843)	7,145	(6,369)	166,855	-
Surrenders (notes 2, 3, 4, 5 and 6)	(18,487)	(19,438)	(14,130)	(101,113)	(17,012)	(13,132)	(434)	-
Adjustments to maintain reserves	2	14	(12)	7	12	(13)	(7)	-

Net equity transactions	(15,716)	(13,145)	(15,530)	(213,854)	(6,675)	(15,789)	167,371	-

Net change in contract owners’ equity	23,104	47,700	27,395	(145,300)	9,003	7,346	180,831	-
Contract owners’ equity at beginning of period	440,321	392,621	485,633	630,933	131,256	123,910	-	-

Contract owners’ equity at end of period	$463,425	440,321	513,028	485,633	140,259	131,256	180,831	-

CHANGE IN UNITS:
Beginning units	26,045	26,870	22,928	34,602	5,290	5,950	-	-
Units purchased	404	450	172	167	535	234	16,841	-
Units surrendered	(1,336)	(1,275)	(934)	(11,841)	(727)	(894)	(117)	-

Ending units	25,113	26,045	22,166	22,928	5,098	5,290	16,724	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIDMP		NVIX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$466	227	10	4	(269)	-	8,387	9,577
Realized gain (loss) on investments	199	23	1	-	3,505	-	2,949	4,697
Change in unrealized gain (loss) on investments	1,364	(271)	142	104	16,057	-	10,896	47,223
Reinvested capital gains	105	154	-	5	-	-	11,997	674

Net increase (decrease) in contract owners’ equity resulting from operations	2,134	133	153	113	19,293	-	34,229	62,171

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,634	6,238	-	-	28,273	-	23,527	19,201
Transfers between funds	20,295	18,618	-	924	314,269	-	(1,866)	60,210
Surrenders (notes 2, 3, 4, 5 and 6)	(490)	4,498	(21)	(6)	(25,263)	-	15,128	(30,795)
Adjustments to maintain reserves	4	(2)	(1)	(2)	4	-	7	2

Net equity transactions	27,443	29,352	(22)	916	317,283	-	36,796	48,618

Net change in contract owners’ equity	29,577	29,485	131	1,029	336,576	-	71,025	110,789
Contract owners’ equity at beginning of period	29,485	-	1,029	-	-	-	404,045	293,256

Contract owners’ equity at end of period	$59,062	29,485	1,160	1,029	336,576	-	475,070	404,045

CHANGE IN UNITS:
Beginning units	2,800	-	95	-	-	-	34,491	30,337
Units purchased	3,627	3,502	-	96	31,985	-	4,461	7,438
Units surrendered	(1,165)	(702)	(2)	(1)	(571)	-	(1,050)	(3,284)

Ending units	5,262	2,800	93	95	31,414	-	37,902	34,491

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCP1		NVMIG1		NVMIVX		NVMLG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,631	2,392	19,199	24,980	(335)	-	(11,141)	84,255
Realized gain (loss) on investments	7,335	2,859	(77,845)	(56,991)	802	-	(178,143)	(38,397)
Change in unrealized gain (loss) on investments	(1,298)	7,877	584,854	779,550	48,960	-	(424,824)	252,858
Reinvested capital gains	-	-	1,321,939	229,133	-	-	1,265,849	303,910

Net increase (decrease) in contract owners’ equity resulting from operations	8,668	13,128	1,848,147	976,672	49,427	-	651,741	602,626

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,401	3,881	151,356	113,354	27,315	-	48,232	40,749
Transfers between funds	150,243	(13,732)	60,618	(45,497)	282,005	-	24,341	(51,561)
Surrenders (notes 2, 3, 4, 5 and 6)	(138,650)	(15,572)	(491,874)	(343,547)	(12,177)	-	(158,114)	(214,618)
Adjustments to maintain reserves	2	3	12	65	(3)	-	61	(10)

Net equity transactions	14,996	(25,420)	(279,888)	(275,625)	297,140	-	(85,480)	(225,440)

Net change in contract owners’ equity	23,664	(12,292)	1,568,259	701,047	346,567	-	566,261	377,186
Contract owners’ equity at beginning of period	114,831	127,123	3,797,666	3,096,619	-	-	2,491,453	2,114,267

Contract owners’ equity at end of period	$138,495	114,831	5,365,925	3,797,666	346,567	-	3,057,714	2,491,453

CHANGE IN UNITS:
Beginning units	7,033	8,545	293,331	316,864	-	-	94,024	103,876
Units purchased	9,981	2,663	23,785	23,271	30,418	-	4,447	5,789
Units surrendered	(9,200)	(4,175)	(41,142)	(46,804)	(971)	-	(9,480)	(15,641)

Ending units	7,814	7,033	275,974	293,331	29,447	-	88,991	94,024

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMV2		NVNMO1		NVNSR1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(182,525)	(164,227)	271,072	346,288	(11,001)	20,370	408	414
Realized gain (loss) on investments	424,238	1,138,410	(609,853)	(219,465)	343,842	359,678	(9,453)	(2,574)
Change in unrealized gain (loss) on investments	12,845,638	399,357	(185,634)	471,130	198,331	1,877,245	16,485	18,184
Reinvested capital gains	4,950,149	7,883,957	-	3,594,488	1,170,923	1,160,749	9,030	12,783

Net increase (decrease) in contract owners’ equity resulting from operations	18,037,500	9,257,497	(524,415)	4,192,441	1,702,095	3,418,042	16,470	28,807

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	700,417	703,092	435,994	461,513	314,613	338,326	1,029	1,045
Transfers between funds	(518,045)	(81,887)	(72,165)	(170,458)	(127,413)	(35,797)	19,072	(43)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,815,048)	(3,910,631)	(1,298,169)	(2,070,006)	(1,830,840)	(1,417,973)	(24,253)	(8,422)
Adjustments to maintain reserves	283	(4)	(412)	602	744	35	(7)	(12)

Net equity transactions	(2,632,393)	(3,289,430)	(934,752)	(1,778,349)	(1,642,896)	(1,115,409)	(4,159)	(7,432)

Net change in contract owners’ equity	15,405,107	5,968,067	(1,459,167)	2,414,092	59,199	2,302,633	12,311	21,375
Contract owners’ equity at beginning of period	32,100,798	26,132,731	21,064,617	18,650,525	15,170,490	12,867,857	138,550	117,175

Contract owners’ equity at end of period	$47,505,905	32,100,798	19,605,450	21,064,617	15,229,689	15,170,490	150,861	138,550

CHANGE IN UNITS:
Beginning units	1,220,702	1,357,608	841,557	918,465	647,135	699,926	5,712	6,057
Units purchased	60,714	67,901	39,455	38,597	27,639	30,041	959	59
Units surrendered	(153,921)	(204,807)	(85,131)	(115,505)	(100,086)	(82,832)	(1,156)	(404)

Ending units	1,127,495	1,220,702	795,881	841,557	574,688	647,135	5,515	5,712

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVRE1		NVSIX2		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$626,668	848,486	61,881	88,494	1,542	937	3,017	1,477
Realized gain (loss) on investments	218,414	1,617,680	(155,461)	(89,756)	(20,751)	(19,220)	(1,480)	(218)
Change in unrealized gain (loss) on investments	4,454,702	1,038,304	(417,218)	1,868,127	79,299	(25,446)	(23)	2,535
Reinvested capital gains	7,576,164	18,363,877	29,417	-	15,041	95,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,875,948	21,868,347	(481,381)	1,866,865	75,131	52,166	1,514	3,794

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,632,013	1,607,059	164,821	188,985	28,064	13,843	3,871	4,590
Transfers between funds	(1,632,016)	(574,537)	(179,576)	(175,069)	23,926	34,583	157,055	(6,301)
Surrenders (notes 2, 3, 4, 5 and 6)	(7,028,472)	(8,057,671)	(826,241)	(850,531)	8,086	(45,510)	(15,149)	(30,245)
Adjustments to maintain reserves	(456)	1,522	7	48	15	4	(3)	3

Net equity transactions	(7,028,931)	(7,023,627)	(840,989)	(836,567)	60,091	2,920	145,774	(31,953)

Net change in contract owners’ equity	5,847,017	14,844,720	(1,322,370)	1,030,298	135,222	55,086	147,288	(28,159)
Contract owners’ equity at beginning of period	76,659,334	61,814,614	7,402,153	6,371,855	284,619	229,533	90,634	118,793

Contract owners’ equity at end of period	$82,506,351	76,659,334	6,079,783	7,402,153	419,841	284,619	237,922	90,634

CHANGE IN UNITS:
Beginning units	1,750,394	1,933,534	365,839	410,004	15,280	15,324	7,706	10,453
Units purchased	67,182	83,097	17,121	19,770	4,872	3,132	13,555	1,612
Units surrendered	(226,365)	(266,237)	(63,131)	(63,935)	(1,170)	(3,176)	(1,560)	(4,359)

Ending units	1,591,211	1,750,394	319,829	365,839	18,982	15,280	19,701	7,706

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM		SCF		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$402	494	(48,632)	170,827	(68,701)	(66,769)	(8,235)	(8,051)
Realized gain (loss) on investments	(3,086)	(65,177)	-	-	203,029	158,765	(60,362)	(26,157)
Change in unrealized gain (loss) on investments	5,210	65,805	-	-	2,474,281	1,515,667	527,845	101,794
Reinvested capital gains	-	15,702	-	-	613,830	1,762,937	273,579	498,299

Net increase (decrease) in contract owners’ equity resulting from operations	2,526	16,824	(48,632)	170,827	3,222,439	3,370,600	732,827	565,885

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,781	4,106	3,913,760	1,471,617	358,359	373,520	72,171	26,320
Transfers between funds	(3,239)	(248,013)	2,827,300	2,359,327	(115,257)	(236,579)	(19,094)	(118,065)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,657)	(17,916)	(6,322,511)	(4,265,467)	(1,285,400)	(1,319,064)	(133,929)	(106,180)
Adjustments to maintain reserves	2	6	1,166	(9,803)	13,755	13,235	25	(7)

Net equity transactions	(3,113)	(261,817)	419,715	(444,326)	(1,028,543)	(1,168,888)	(80,827)	(197,932)

Net change in contract owners’ equity	(587)	(244,993)	371,083	(273,499)	2,193,896	2,201,712	652,000	367,953
Contract owners’ equity at beginning of period	55,682	300,675	15,473,870	15,747,369	16,108,059	13,906,347	2,043,044	1,675,091

Contract owners’ equity at end of period	$55,095	55,682	15,844,953	15,473,870	18,301,955	16,108,059	2,695,044	2,043,044

CHANGE IN UNITS:
Beginning units	3,284	19,639	896,687	948,129	184,497	199,293	101,073	112,229
Units purchased	487	377	331,840	286,463	8,415	8,297	4,921	2,317
Units surrendered	(660)	(16,732)	(244,779)	(337,905)	(22,396)	(23,093)	(10,973)	(13,473)

Ending units	3,111	3,284	983,748	896,687	170,516	184,497	95,021	101,073

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF		AMCG		AMINS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11,135)	18,035	335,313	335,552	(6,844)	(5,965)	121	35
Realized gain (loss) on investments	(221,425)	(407,981)	2,388,537	2,970,844	32,388	12,636	79	68
Change in unrealized gain (loss) on investments	337,547	(47,822)	(1,498,945)	8,087,309	582,836	330,325	1,645	4,313
Reinvested capital gains	13,999	1,060,043	4,067,739	2,377,414	100,721	122,054	1,227	935

Net increase (decrease) in contract owners’ equity resulting from operations	118,986	622,275	5,292,644	13,771,119	709,101	459,050	3,072	5,351

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	91,993	104,089	2,034,938	2,098,889	19,269	12,937	153	-
Transfers between funds	35,023	(661,826)	(168,133)	22,392	(8,656)	(381)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(252,034)	(373,317)	(6,032,369)	(6,435,928)	(77,694)	(52,004)	(391)	(346)
Adjustments to maintain reserves	25	59	696	4,227	(24)	28	8	6

Net equity transactions	(124,993)	(930,995)	(4,164,868)	(4,310,420)	(67,105)	(39,420)	(230)	(340)

Net change in contract owners’ equity	(6,007)	(308,720)	1,127,776	9,460,699	641,996	419,630	2,842	5,011
Contract owners’ equity at beginning of period	3,329,173	3,637,893	59,250,787	49,790,088	1,856,891	1,437,261	24,469	19,458

Contract owners’ equity at end of period	$3,323,166	3,329,173	60,378,563	59,250,787	2,498,887	1,856,891	27,311	24,469

CHANGE IN UNITS:
Beginning units	66,670	86,370	570,603	619,619	120,729	123,627	1,172	1,190
Units purchased	5,331	3,752	41,234	47,139	1,856	2,492	9	-
Units surrendered	(8,474)	(23,452)	(91,020)	(96,155)	(6,063)	(5,390)	(19)	(18)

Ending units	63,527	66,670	520,817	570,603	116,522	120,729	1,162	1,172

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMMCGS		AMRS		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(636)	(569)	48	29	15,693	8,803	31,041	22,973
Realized gain (loss) on investments	20,982	2,230	175	1,116	30,061	149,189	(3,608)	(3,762)
Change in unrealized gain (loss) on investments	16,711	18,654	(1,372)	(246)	548,236	69,272	18,958	28,679
Reinvested capital gains	6,688	7,954	-	1,298	167,507	228,223	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,745	28,269	(1,149)	2,197	761,497	455,487	46,391	47,890

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,371	1,584	-	-	54,674	48,387	63,986	57,188
Transfers between funds	58,353	(5,705)	-	-	35,050	3,379,596	222,840	11,684
Surrenders (notes 2, 3, 4, 5 and 6)	(2,236)	(7,731)	(3,961)	(4,135)	(131,782)	(525,490)	(186,877)	(151,828)
Adjustments to maintain reserves	27	(30)	(6)	12	129	(83)	110	(4)

Net equity transactions	57,515	(11,882)	(3,967)	(4,123)	(41,929)	2,902,410	100,059	(82,960)

Net change in contract owners’ equity	101,260	16,387	(5,116)	(1,926)	719,568	3,357,897	146,450	(35,070)
Contract owners’ equity at beginning of period	109,624	93,237	12,419	14,345	4,017,368	659,471	1,489,876	1,524,946

Contract owners’ equity at end of period	$210,884	109,624	7,303	12,419	4,736,936	4,017,368	1,636,326	1,489,876

CHANGE IN UNITS:
Beginning units	2,134	2,399	461	620	145,098	19,949	69,980	73,670
Units purchased	989	174	-	-	2,986	140,231	10,342	4,761
Units surrendered	(194)	(439)	(182)	(159)	(9,518)	(15,082)	(7,441)	(8,451)

Ending units	2,929	2,134	279	461	138,566	145,098	72,881	69,980

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$168	170	34	31	1	1	9,517	5,176
Realized gain (loss) on investments	(21)	(12)	(1)	7	-	-	71	1,142
Change in unrealized gain (loss) on investments	226	887	67	158	3	2	7,628	16,249
Reinvested capital gains	141	296	-	150	-	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	514	1,341	100	346	4	4	17,216	22,567

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	24	24	24	24	10,188	9,461
Transfers between funds	-	-	-	-	-	-	(410)	(5,867)
Surrenders (notes 2, 3, 4, 5 and 6)	(464)	(427)	(126)	(158)	(3)	(2)	3,843	(14,535)
Adjustments to maintain reserves	6	(8)	(8)	(9)	3	1	(10)	-

Net equity transactions	(458)	(435)	(110)	(143)	24	23	13,611	(10,941)

Net change in contract owners’ equity	56	906	(10)	203	28	27	30,827	11,626
Contract owners’ equity at beginning of period	10,712	9,806	2,379	2,176	38	11	211,378	199,752

Contract owners’ equity at end of period	$10,768	10,712	2,369	2,379	66	38	242,205	211,378

CHANGE IN UNITS:
Beginning units	866	903	186	197	3	1	16,466	17,324
Units purchased	-	-	2	2	2	2	1,950	1,299
Units surrendered	(38)	(37)	(10)	(13)	-	-	(862)	(2,157)

Ending units	828	866	178	186	5	3	17,554	16,466

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFBA		PMVLDA		PMVRSA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,454	2,941	12,071	27,295	622	361	8,771	15,414
Realized gain (loss) on investments	(506)	(18,204)	(3,948)	(11,385)	(37)	(2,455)	3,016	(5,497)
Change in unrealized gain (loss) on investments	5,075	24,428	29,400	22,212	1,260	3,359	22,962	40,195
Reinvested capital gains	-	-	-	-	-	-	6,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,023	9,165	37,523	38,122	1,845	1,265	41,172	50,112

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,988	7,555	20,058	29,317	211	194	10,401	10,458
Transfers between funds	(575)	(15,223)	94,723	447,073	8,299	(7,762)	153,140	(211,848)
Surrenders (notes 2, 3, 4, 5 and 6)	(18,772)	(33,976)	(117,561)	(179,471)	13,013	(9,853)	(16,912)	(75,815)
Adjustments to maintain reserves	18	8	111	(6)	(6)	5	32	31

Net equity transactions	(13,341)	(41,636)	(2,669)	296,913	21,517	(17,416)	146,661	(277,174)

Net change in contract owners’ equity	(3,318)	(32,471)	34,854	335,035	23,362	(16,151)	187,833	(227,062)
Contract owners’ equity at beginning of period	158,599	191,070	1,445,415	1,110,380	2,479	18,630	435,091	662,153

Contract owners’ equity at end of period	$155,281	158,599	1,480,269	1,445,415	25,841	2,479	622,924	435,091

CHANGE IN UNITS:
Beginning units	11,894	15,258	111,462	88,451	411	3,421	34,429	56,482
Units purchased	510	1,427	10,024	33,122	3,932	67	13,264	2,292
Units surrendered	(1,838)	(4,791)	(10,244)	(10,111)	(98)	(3,077)	(2,101)	(24,345)

Ending units	10,566	11,894	111,242	111,462	4,245	411	45,592	34,429

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVTIGB		TRHS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,466	5,004	(7,824)	(4,201)	2,734	1,878	(23,036)	(23,660)
Realized gain (loss) on investments	(8,229)	494	112,305	17,182	(3,579)	3,797	277,565	176,801
Change in unrealized gain (loss) on investments	(1,088)	57,628	328,069	195,486	26,766	39,474	592,054	806,192
Reinvested capital gains	25,899	29,380	83,106	167,471	-	365	306,942	213,113

Net increase (decrease) in contract owners’ equity resulting from operations	21,048	92,506	515,656	375,938	25,921	45,514	1,153,525	1,172,446

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,119	167,665	129,886	127,229	5,935	5,403	174,554	118,303
Transfers between funds	25,514	18,882	(44,206)	155,700	23,175	(4,075)	(153,514)	(183,184)
Surrenders (notes 2, 3, 4, 5 and 6)	(113,847)	(163,684)	(140,264)	(98,601)	(12,888)	(36,268)	(564,608)	(758,088)
Adjustments to maintain reserves	(10)	8	(10)	13	(9)	(28)	10	(27)

Net equity transactions	(10,224)	22,871	(54,594)	184,341	16,213	(34,968)	(543,558)	(822,996)

Net change in contract owners’ equity	10,824	115,377	461,062	560,279	42,134	10,546	609,967	349,450
Contract owners’ equity at beginning of period	417,112	301,735	1,478,400	918,121	219,166	208,620	4,868,461	4,519,011

Contract owners’ equity at end of period	$427,936	417,112	1,939,462	1,478,400	261,300	219,166	5,478,428	4,868,461

CHANGE IN UNITS:
Beginning units	31,185	29,273	80,650	68,268	8,829	10,466	101,270	120,523
Units purchased	5,322	3,950	8,855	16,083	1,295	872	3,083	8,058
Units surrendered	(6,110)	(2,038)	(12,697)	(3,701)	(686)	(2,509)	(15,777)	(27,311)

Ending units	30,397	31,185	76,808	80,650	9,438	8,829	88,576	101,270

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRLT2		VWBF		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$790	609	43,435	(1,328)	47,790	(438)	9,136	(12,708)
Realized gain (loss) on investments	7	2	(15,503)	(18,583)	65,162	39,426	(294,542)	(359,399)
Change in unrealized gain (loss) on investments	1,341	420	24,455	98,275	264,059	705,269	699,037	636,281
Reinvested capital gains	-	-	-	-	95,258	77,423	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,138	1,031	52,387	78,364	472,269	821,680	413,631	264,174

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	37,533	33,582	91,707	83,024	109,584	129,697
Transfers between funds	3,490	32,598	(21,898)	2,288	(52,414)	(189,583)	(62,115)	9,533
Surrenders (notes 2, 3, 4, 5 and 6)	(235)	(119)	(79,307)	(59,029)	(337,570)	(303,714)	(175,269)	(396,177)
Adjustments to maintain reserves	2	3	22	(20)	23	(23)	1,606	961

Net equity transactions	3,257	32,482	(63,650)	(23,179)	(298,254)	(410,296)	(126,194)	(255,986)

Net change in contract owners’ equity	5,395	33,513	(11,263)	55,185	174,015	411,384	287,437	8,188
Contract owners’ equity at beginning of period	43,066	9,553	714,438	659,253	3,269,105	2,857,721	2,447,309	2,439,121

Contract owners’ equity at end of period	$48,461	43,066	703,175	714,438	3,443,120	3,269,105	2,734,746	2,447,309

CHANGE IN UNITS:
Beginning units	3,118	720	24,813	26,103	85,729	97,443	77,074	86,375
Units purchased	258	2,406	2,173	3,027	6,871	4,081	8,349	11,848
Units surrendered	(17)	(8)	(4,738)	(4,317)	(15,364)	(15,795)	(11,829)	(21,149)

Ending units	3,359	3,118	22,248	24,813	77,236	85,729	73,594	77,074

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VRVDRI		SVDF		SVOF		WFVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9)	566	(5,624)	(4,912)	(3,941)	(5,586)	(2,410)	(2,642)
Realized gain (loss) on investments	(6,173)	(2,203)	10,724	29,095	66,373	47,926	(32,102)	(32,366)
Change in unrealized gain (loss) on investments	1,904	(1,402)	367,078	88,233	103,002	144,958	250,045	73,363
Reinvested capital gains	69	3,668	73,272	71,957	103,770	143,727	25,900	76,837

Net increase (decrease) in contract owners’ equity resulting from operations	(4,209)	629	445,450	184,373	269,204	331,025	241,433	115,192

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	6,872	4,794	11,351	7,376	46,527	10,126
Transfers between funds	(14,932)	22,547	58,480	(47,336)	12,370	(2,798)	118,539	(151,823)
Surrenders (notes 2, 3, 4, 5 and 6)	(154)	(109)	(15,739)	(7,501)	(95,120)	(49,962)	(76,317)	(71,823)
Adjustments to maintain reserves	(1)	(5)	(1,072)	(1,566)	3,647	4,716	(26)	20

Net equity transactions	(15,087)	22,433	48,541	(51,609)	(67,752)	(40,668)	88,723	(213,500)

Net change in contract owners’ equity	(19,296)	23,062	493,991	132,764	201,452	290,357	330,156	(98,308)
Contract owners’ equity at beginning of period	23,062	-	673,387	540,623	1,414,069	1,123,712	415,351	513,659

Contract owners’ equity at end of period	$3,766	23,062	1,167,378	673,387	1,615,521	1,414,069	745,507	415,351

CHANGE IN UNITS:
Beginning units	2,122	-	10,481	11,734	33,080	34,304	10,390	15,955
Units purchased	186	2,133	1,255	350	173	118	3,104	429
Units surrendered	(1,955)	(11)	(361)	(1,603)	(1,081)	(1,342)	(1,686)	(5,994)

Ending units	353	2,122	11,375	10,481	32,172	33,080	11,808	10,390

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKMG1		GVDIVI		NVMLV1		NVLCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(382)	(1,290)	30,060	113,018	14,661	294,916	(38)	1,997
Realized gain (loss) on investments	(84,644)	(236)	(236,616)	(8,360)	(1,002,764)	(33,233)	(233)	1,583
Change in unrealized gain (loss) on investments	(3,141)	40,610	114,508	(53,185)	328,757	(68,680)	(8,015)	23,467
Reinvested capital gains	71,677	41,049	-	17,699	494,720	101,301	2,174	3,132

Net increase (decrease) in contract owners’ equity resulting from operations	(16,490)	80,133	(92,048)	69,172	(164,626)	294,304	(6,112)	30,179

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,901	9,664	10,253	17,710	28,374	53,183	569	1,012
Transfers between funds	(246,573)	4,610	(402,694)	93,832	(1,256,521)	13,724	(168,099)	(964)
Surrenders (notes 2, 3, 4, 5 and 6)	(49,362)	(45,052)	(38,746)	(54,123)	(75,259)	(88,952)	(3,574)	(16,141)
Adjustments to maintain reserves	(11)	30	(3)	13	(16)	18	(7)	3

Net equity transactions	(275,045)	(30,748)	(431,190)	57,432	(1,303,422)	(22,027)	(171,111)	(16,090)

Net change in contract owners’ equity	(291,535)	49,385	(523,238)	126,604	(1,468,048)	272,277	(177,223)	14,089
Contract owners’ equity at beginning of period	291,535	242,150	523,238	396,634	1,468,048	1,195,771	177,223	163,134

Contract owners’ equity at end of period	$-	291,535	-	523,238	-	1,468,048	-	177,223

CHANGE IN UNITS:
Beginning units	13,096	14,567	25,128	22,078	70,781	72,070	11,260	12,365
Units purchased	190	1,156	1,079	6,493	3,131	6,135	41	104
Units surrendered	(13,286)	(2,627)	(26,207)	(3,443)	(73,912)	(7,424)	(11,301)	(1,209)

Ending units	-	13,096	-	25,128	-	70,781	-	11,260

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLMP		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$337	3,335	-	85	-	60,988
Realized gain (loss) on investments	(20,300)	(138)	-	(35,983)	-	(17,772)
Change in unrealized gain (loss) on investments	1,305	31,813	-	20,826	-	(375,275)
Reinvested capital gains	14,700	5,112	-	30,544	-	685,906

Net increase (decrease) in contract owners’ equity resulting from operations	(3,958)	40,122	-	15,472	-	353,847

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	464	559	-	-	-	8,373
Transfers between funds	(263,763)	-	-	(94,970)	-	(3,231,657)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,490)	(5,100)	-	(1,118)	-	(109,834)
Adjustments to maintain reserves	6	(7)	-	(50)	-	(3,351)

Net equity transactions	(267,783)	(4,548)	-	(96,138)	-	(3,336,469)

Net change in contract owners’ equity	(271,741)	35,574	-	(80,666)	-	(2,982,622)
Contract owners’ equity at beginning of period	271,741	236,167	-	80,666	-	2,982,622

Contract owners’ equity at end of period	$-	271,741	-	-	-	-

CHANGE IN UNITS:
Beginning units	18,446	18,776	-	3,436	-	77,338
Units purchased	34	40	-	1	-	232
Units surrendered	(18,480)	(370)	-	(3,437)	-	(77,570)

Ending units	-	18,446	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)*

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)*

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	1/2/2020
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	8/26/2019
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	8/5/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	7/29/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	7/5/2019
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in — first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 - $4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $1,009,416 and $1,060,388, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $23,110,379 and $20,138,406, respectively, and total transfers from the Separate Account to the fixed account were $22,222,114 and $14,602,694, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$726,465,736	$-	$-	$726,465,736

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$176	$164
ALVGIA	39,712	58,174
ALVSVA	196,076	223,364
ACVB	522,064	914,250
ACVCA	178,734	201,073
ACVI	236,737	43,766
ACVIG	153,378	302,419
ACVIP2	157,730	295,197
ACVMV1	37,788	776,526
ACVU1	863,337	1,936,946
BRVHYI	613,004	141,379
MLVGA2	166,340	327,056
DCAP	470,144	638,129
DGI	157,271	141,898
DSC	17,781	78,144
DSIF	4,180,067	4,753,192
DSRG	318,354	567,638
DVSCS	177,808	261,852
DWVSVS	45,763	88,176
DFVGMI	29,107	817
DFVIPS	43,594	21,065
DSGIBA	75,847	18,491
FQB	853,359	165,368
FVU2	18,900	2,055
FAMP	524,331	1,015,703
FCS	886,106	49,569
FEIP	2,579,840	2,600,906
FEMS	125,448	37,852
FF10S	50,401	27,139
FF20S	118,736	201,685
FF30S	232,188	149,636
FGP	9,674,197	10,983,393
FHIP	474,826	568,541
FIGBS	948,777	594,817
FMCS	105,903	631,334
FNRS2	106,485	101,001
FOP	76,045	388,705
FOS	381,838	394,107
FRESS	73,310	53,698
FVSS	180,665	81,031

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FTVDM2	48,754	247,302
FTVFA2	75,615	47,811
FTVGI2	190,532	630,602
FTVIS2	100,467	148,471
FTVRDI	314,034	616,052
FTVSVI	290,813	195,391
TIF	1,301	1,474
TIF2	53,809	264,349
GVGMNS	1,463	2,395
GVMSAS	6,321	104
RVARS	28,774	38,575
ACEG	142,956	33,361
AVBVI	1,191	412
AVMCCI	42,427	11,288
IVBRA1	71,208	33,208
OVAG	1,066,726	235,148
OVB	1,087,695	454,772
OVGI	122,257	295,497
OVGS	1,072,268	2,099,251
OVIG	150,037	55,562
OVMS	330,598	386,387
OVSB	16,093	23,036
OVSC	34,320	192,607
WRASP	56,956	332,915
WRHIP	168,702	135,158
WRMCG	276,626	61,796
JABS	684,007	468,607
JACAS	1,053,672	982,676
JAEI	67,970	68,303
JAGTS	1,753,564	2,499,936
JAIGS	71,077	154,065
LOVTRC	9,840	13,055
MNDIC	405,203	118,175
MV2IGI	295,946	377,758
MVFIC	277,119	508,316
MVIGIC	254,106	124,556
MSEM	153,507	194,830
MSVFI	536,310	261,891
MSVRE	51,315	82,871
DTRTFB	593	1,377
EIF	74,071	103,802
GBF	511,658	731,058
GEM	96,840	307,571
GIG	161,861	474,414
GVAAA2	454,894	469,698
GVABD2	79,685	162,494
GVAGG2	292,166	202,606
GVAGI2	126,196	53,252
GVAGR2	759,341	697,350
GVDMA	491,536	580,664
GVDMC	39,358	136,669
GVEX1	1,191,183	593,573
GVIDA	158,133	75,781
GVIDC	29,578	77,804
GVIDM	197,799	489,542
GVIX2	623,016	71,617
HIBF	414,498	166,994
IDPG	9	153
MCIF	582,439	581,324
MSBF	70,670	621,684

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NCPGI	25	2
NVAMV1	274,141	863,527
NVAMVX	1,636,430	27,001
NVBX	69,634	275,524
NVCBD1	311,729	280,753
NVCCA1	50,533	59,566
NVCCN1	80,313	64,400
NVCMA1	36,892	226,776
NVCMC1	10,975	18,031
NVCMD1	44,660	82,685
NVCRA1	8,552	62,740
NVCRB1	10,791	19,700
NVDBL2	15,351	17,542
NVDCA2	17,021	16,430
NVDCAP	169,828	2,615
NVFIII	31,549	3,539
NVGEII	14	25
NVIDMP	373,525	56,516
NVIX	123,775	66,602
NVLCP1	180,544	162,919
NVMIG1	1,735,175	673,941
NVMIVX	310,475	13,667
NVMLG1	1,951,322	782,159
NVMMG1	5,466,004	3,331,056
NVMMV2	663,258	1,326,526
NVNMO1	1,266,408	1,763,437
NVNSR1	32,201	26,915
NVOLG1	8,723,385	7,559,580
NVRE1	211,242	960,945
NVSIX2	112,179	35,521
NVSTB2	360,414	211,620
NVTIV3	4,895	7,608
SAM	14,695,680	14,325,756
SCF	793,663	1,290,831
SCGF	900,288	715,800
SCVF	142,484	264,642
TRF	4,880,415	4,642,932
AMCG	147,705	120,910
AMINS	1,502	391
AMMCGS	129,859	66,318
AMRS	48	3,961
AMSRS	310,709	169,569
AMTB	379,000	248,015
NOTB3	359	514
NOTG3	69	137
NOTMG3	26	3
PMVAAA	32,734	9,596
PMVFBA	55,051	62,960
PMVLDA	134,390	125,120
PMVRSA	22,372	228
PMVTRA	205,123	43,321
PVEIB	107,463	87,312
PVGOB	399,994	379,297
PVTIGB	91,068	72,113
TRHS2	761,621	1,021,284
TRLT2	4,280	234
VWBF	102,483	122,718
VWEM	433,842	589,072
VWHA	217,276	335,942
VRVDRI	9,640	24,666

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SVDF	169,713	52,450
SVOF	192,379	163,949
WFVSCG	211,502	99,264
GVDIVI	66,282	467,409
IVKMG1	91,266	295,004
NVLCAP	2,820	171,790
NVLMP	16,416	269,168
NVMLV1	535,496	1,329,523

	$94,341,528	$95,405,713

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.80%	18			$14.87	$268	1.77%			4.19%
2019			0.80%	18			14.27	257	2.09%			14.59%
2018			0.80%	9			12.45	112	1.96%			-7.81%
2017			0.80%	1			13.51	14	1.22%			13.76%
2016			0.80%	14			11.87	166	0.67%			2.77%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.00%	to	0.80%	9,985	43.48	to	37.75	400,569	1.51%	2.72%	to	1.90%
2019	0.00%	to	0.80%	11,184	42.33	to	37.04	438,991	1.25%	23.91%	to	22.93%
2018	0.00%	to	0.80%	11,311	34.16	to	30.13	357,883	0.96%	-5.61%	to	-6.36%
2017	0.00%	to	0.80%	11,414	36.19	to	32.18	384,234	1.43%	18.92%	to	17.98%
2016	0.00%	to	0.80%	12,562	30.43	to	27.28	356,845	1.05%	11.30%	to	10.42%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	to	0.80%	16,852	55.35	to	48.06	862,434	1.00%	3.37%	to	2.55%
2019	0.00%	to	0.80%	18,146	53.55	to	46.86	900,690	0.58%	20.10%	to	19.14%
2018	0.00%	to	0.80%	20,368	44.59	to	39.33	842,341	0.48%	-15.03%	to	-15.71%
2017	0.00%	to	0.80%	22,186	52.47	to	46.66	1,084,321	0.44%	13.15%	to	12.25%
2016	0.00%	to	0.80%	27,662	46.38	to	41.57	1,199,444	0.67%	25.09%	to	24.09%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.00%	to	1.00%	142,764	52.10	to	25.89	5,577,178	1.17%	12.53%	to	11.41%
2019	0.00%	to	1.00%	154,992	46.30	to	23.24	5,580,785	1.55%	19.85%	to	18.66%
2018	0.00%	to	1.00%	162,951	38.63	to	19.58	4,984,865	1.40%	-3.83%	to	-4.79%
2017	0.00%	to	1.00%	176,047	40.17	to	20.57	5,781,607	1.56%	13.91%	to	12.78%
2016	0.00%	to	1.00%	178,035	35.27	to	18.24	5,146,349	1.58%	6.99%	to	5.93%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	0.00%	to	1.00%	37,563	82.80	to	36.44	1,904,603	0.00%	42.46%	to	41.04%
2019	0.00%	to	1.00%	43,716	58.12	to	25.84	1,501,748	0.00%	35.56%	to	34.22%
2018	0.00%	to	1.00%	52,029	42.88	to	19.25	1,282,005	0.00%	-5.20%	to	-6.15%
2017	0.00%	to	1.00%	63,028	45.23	to	20.51	1,590,508	0.00%	21.79%	to	20.58%
2016	0.00%	to	1.00%	70,579	37.13	to	17.01	1,459,428	0.00%	3.23%	to	2.20%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.00%	to	1.00%	26,458	49.31	to	18.42	743,971	0.47%	25.88%	to	24.63%
2019	0.00%	to	1.00%	15,473	39.17	to	14.78	446,208	0.86%	28.42%	to	27.14%
2018	0.00%	to	1.00%	15,888	30.50	to	11.62	359,511	1.28%	-15.22%	to	-16.07%
2017	0.00%	to	1.00%	16,842	35.98	to	13.85	450,866	0.94%	31.21%	to	29.90%
2016	0.00%	to	1.00%	24,430	27.42	to	10.66	471,197	1.06%	-5.50%	to	-6.44%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.00%	to	1.00%	46,981	40.45	to	26.65	1,680,005	1.96%	11.81%	to	10.70%
2019	0.00%	to	1.00%	54,791	36.18	to	24.07	1,762,527	2.09%	23.95%	to	22.72%
2018	0.00%	to	1.00%	54,209	29.19	to	19.62	1,420,904	1.92%	-6.87%	to	-7.80%
2017	0.00%	to	1.00%	58,537	31.34	to	21.28	1,660,296	2.25%	20.49%	to	19.29%
2016	0.00%	to	1.00%	94,337	26.01	to	17.84	2,054,209	2.36%	13.48%	to	12.36%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%	to	0.80%	28,701	19.53	to	16.96	514,695	1.25%	9.55%	to	8.68%
2019	0.00%	to	0.80%	36,595	17.83	to	15.60	601,513	2.32%	8.90%	to	8.03%
2018	0.00%	to	0.80%	64,811	16.37	to	14.44	989,957	2.83%	-2.82%	to	-3.60%
2017	0.00%	to	0.80%	62,077	16.85	to	14.98	984,277	2.61%	3.67%	to	2.85%
2016	0.00%	to	0.80%	64,675	16.25	to	14.57	993,812	1.85%	4.39%	to	3.56%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	to	0.80%	35,934	42.07	to	37.11	1,400,167	1.69%	1.21%	to	0.40%
2019	0.00%	to	0.80%	56,551	41.57	to	36.96	2,189,116	2.07%	29.15%	to	28.12%
2018	0.00%	to	0.80%	68,042	32.18	to	28.85	2,047,913	1.40%	-12.84%	to	-13.53%
2017	0.00%	to	0.80%	70,812	36.92	to	33.37	2,453,645	1.52%	11.69%	to	10.81%
2016	0.00%	to	0.80%	91,289	33.06	to	30.11	2,844,166	1.70%	22.85%	to	21.88%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	0.00%	to	1.00%	3,458	62.85	to	52.15	182,152	0.00%	49.85%	to	48.36%
2019	0.00%	to	1.00%	28,843	41.94	to	35.15	1,015,024	0.00%	34.58%	to	33.24%
2018	0.00%	to	1.00%	28,727	31.16	to	26.38	758,778	0.26%	0.76%	to	-0.25%
2017	0.00%	to	1.00%	28,800	30.93	to	26.45	762,578	0.02%	32.22%	to	30.91%
2016	0.00%	to	1.00%	809	23.39	to	20.20	17,047	0.76%	4.45%	to	3.41%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.50%	to	0.80%	55,269	12.22	to	12.09	675,478	4.98%	6.73%	to	6.41%
2019	0.50%	to	0.80%	18,555	11.45	to	11.36	212,452	5.54%	14.71%	to	14.37%
2018	0.50%	to	0.80%	5,916	9.98	to	9.93	59,027	5.63%	-3.14%	to	-3.44%
2017	0.50%	to	0.80%	949	10.31	to	10.29	9,780	2.38%	3.07%	to	2.87%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	to	0.80%	79,733	25.61	to	23.33	1,927,227	1.16%	20.80%	to	19.84%
2019	0.00%	to	0.80%	93,183	21.20	to	19.47	1,871,842	1.14%	17.83%	to	16.89%
2018	0.00%	to	0.80%	102,683	17.99	to	16.65	1,757,365	0.64%	-7.52%	to	-8.26%
2017	0.00%	to	0.80%	157,091	19.45	to	18.15	2,935,969	1.16%	13.74%	to	12.84%
2016	0.00%	to	0.80%	177,260	17.10	to	16.09	2,925,866	1.12%	3.96%	to	3.13%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	1.00%	97,929	61.04	to	33.18	5,180,021	0.79%	23.69%	to	22.46%
2019	0.00%	to	1.00%	110,653	49.35	to	27.09	4,745,452	1.17%	36.10%	to	34.74%
2018	0.00%	to	1.00%	118,233	36.26	to	20.11	3,730,581	1.26%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	127,283	38.93	to	21.80	4,320,702	1.33%	27.33%	to	26.07%
2016	0.00%	to	1.00%	141,818	30.57	to	17.29	3,803,048	1.62%	7.90%	to	6.83%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.00%	to	1.00%	35,089	57.85	to	31.52	1,797,969	0.77%	24.63%	to	23.39%
2019	0.00%	to	1.00%	37,988	46.41	to	25.54	1,550,484	1.08%	29.12%	to	27.84%
2018	0.00%	to	1.00%	44,464	35.95	to	19.98	1,381,884	0.80%	-4.68%	to	-5.64%
2017	0.00%	to	1.00%	47,631	37.71	to	21.18	1,559,084	0.74%	19.71%	to	18.52%
2016	0.00%	to	1.00%	51,914	31.50	to	17.87	1,428,081	1.20%	10.03%	to	8.94%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.00%	to	0.80%	8,427	38.23	to	33.19	291,482	0.67%	19.89%	to	18.94%
2019	0.00%	to	0.80%	10,752	31.88	to	27.90	313,524	0.00%	21.78%	to	20.81%
2018	0.00%	to	0.80%	10,737	26.18	to	23.10	258,325	0.00%	-19.08%	to	-19.73%
2017	0.00%	to	0.80%	10,608	32.35	to	28.77	318,008	0.00%	24.68%	to	23.69%
2016	0.00%	to	0.80%	14,463	25.95	to	23.26	349,909	0.00%	17.07%	to	16.14%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	to	1.00%	548,003	85.95	to	30.26	52,100,959	1.58%	18.01%	to	16.83%
2019	0.00%	to	1.00%	606,380	72.84	to	25.90	48,346,728	1.72%	31.18%	to	29.88%
2018	0.00%	to	1.00%	669,994	55.52	to	19.94	40,984,804	1.65%	-4.63%	to	-5.59%
2017	0.00%	to	1.00%	746,832	58.22	to	21.12	48,222,612	1.70%	21.54%	to	20.33%
2016	0.00%	to	1.00%	823,181	47.90	to	17.55	44,003,898	2.01%	11.71%	to	10.60%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.00%	to	1.00%	123,939	65.79	to	21.82	9,667,229	1.09%	24.14%	to	22.91%
2019	0.00%	to	1.00%	125,019	52.99	to	17.76	8,207,582	1.46%	34.36%	to	33.02%
2018	0.00%	to	1.00%	132,225	39.44	to	13.35	6,509,504	1.76%	-4.40%	to	-5.36%
2017	0.00%	to	1.00%	140,984	41.26	to	14.10	7,221,620	1.15%	15.33%	to	14.19%
2016	0.00%	to	1.00%	151,270	35.77	to	12.35	6,723,873	1.30%	10.37%	to	9.28%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	to	1.00%	48,520	49.94	to	41.43	2,199,155	1.08%	10.64%	to	9.54%
2019	0.00%	to	1.00%	54,408	45.14	to	37.83	2,234,991	1.10%	22.21%	to	21.00%
2018	0.00%	to	1.00%	82,256	36.93	to	31.26	2,733,048	0.74%	-8.97%	to	-9.89%
2017	0.00%	to	1.00%	67,811	40.57	to	34.69	2,549,012	0.65%	12.40%	to	11.29%
2016	0.00%	to	1.00%	81,367	36.10	to	31.17	2,725,441	0.84%	25.73%	to	24.48%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.50%	to	0.80%	15,625	17.84	to	17.43	278,548	1.08%	-2.66%	to	-2.96%
2019	0.50%	to	0.80%	20,316	18.33	to	17.96	372,107	0.79%	27.08%	to	26.70%
2018	0.50%	to	0.80%	20,350	14.42	to	14.18	293,355	0.59%	-17.36%	to	-17.61%
2017	0.50%	to	0.80%	28,703	17.45	to	17.21	500,688	0.80%	11.20%	to	10.87%
2016	0.50%	to	0.80%	30,134	15.69	to	15.52	472,696	0.51%	30.43%	to	30.04%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020			0.50%	4,754			13.11	62,343	1.93%			10.73%
2019			0.50%	2,480			11.84	29,370	2.35%			17.54%
2018			0.50%	2,498			10.08	25,169	2.41%			-7.36%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020			0.50%	23,554			12.04	283,563	1.14%			11.16%
2019			0.50%	21,935			10.83	237,559	1.62%			7.92%
2018			0.50%	22,021			10.04	220,995	2.15%			-1.83%
2017			0.50%	21,031			10.22	214,986	2.71%			2.75%
2016			0.50%	2,258			9.95	22,463	1.21%			-0.52%	****
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.50%	to	0.80%	45,291	14.24	to	14.04	644,591	3.14%	7.74%	to	7.41%
2019	0.50%	to	0.80%	43,136	13.21	to	13.07	569,890	1.59%	19.57%	to	19.21%
2018	0.50%	to	0.80%	10,462	11.05	to	10.96	115,579	5.36%	-8.13%	to	-8.40%
2017	0.50%	to	0.80%	11,558	12.03	to	11.97	139,024	2.53%	15.96%	to	15.61%
2016	0.50%	to	0.80%	860	10.37	to	10.35	8,917	0.00%	3.73%	to	3.53%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	to	1.00%	86,638	23.49	to	19.49	1,768,411	2.65%	8.12%	to	7.04%
2019	0.00%	to	1.00%	52,411	21.73	to	18.21	1,030,607	3.07%	9.44%	to	8.35%
2018	0.00%	to	1.00%	56,401	19.85	to	16.80	1,020,724	3.28%	-0.59%	to	-1.59%
2017	0.00%	to	1.00%	61,307	19.97	to	17.08	1,117,231	3.34%	4.04%	to	3.00%
2016	0.00%	to	1.00%	63,907	19.20	to	16.58	1,124,378	3.69%	3.82%	to	2.79%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.50%	to	0.80%	7,410	10.92	to	10.84	80,927	2.50%	0.43%	to	0.13%
2019	0.50%	to	0.80%	5,959	10.88	to	10.83	64,793	2.01%	19.63%	to	19.27%
2018	0.50%	to	0.80%	5,622	9.09	to	9.08	51,110	0.00%	-9.09%	to	-9.19%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.00%	to	1.00%	186,706	49.02	to	23.57	10,841,616	1.50%	14.87%	to	13.73%
2019	0.00%	to	1.00%	209,936	42.68	to	20.73	10,221,231	1.77%	18.25%	to	17.07%
2018	0.00%	to	1.00%	224,776	36.09	to	17.71	9,333,955	1.64%	-5.35%	to	-6.30%
2017	0.00%	to	1.00%	250,426	38.13	to	18.90	10,927,217	1.86%	14.10%	to	12.97%
2016	0.00%	to	1.00%	267,459	33.42	to	16.73	10,302,811	1.43%	3.07%	to	2.05%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.50%	to	0.80%	74,520	14.38	to	14.31	1,071,307	0.14%	29.78%	to	29.39%
2019	0.50%	to	0.80%	2,386	11.08	to	11.06	26,431	0.21%	10.79%	to	10.57%	****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.00%	to	1.00%	360,367	59.69	to	28.50	38,760,705	1.83%	6.69%	to	5.63%
2019	0.00%	to	1.00%	390,019	55.95	to	26.98	38,852,436	2.01%	27.44%	to	26.18%
2018	0.00%	to	1.00%	417,741	43.90	to	21.38	32,915,190	2.21%	-8.29%	to	-9.21%
2017	0.00%	to	1.00%	466,480	47.87	to	23.55	39,887,139	1.68%	12.89%	to	11.77%
2016	0.00%	to	1.00%	539,019	42.40	to	21.07	39,326,384	2.28%	18.02%	to	16.85%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.50%	to	0.80%	23,496	13.94	to	13.83	327,548	0.96%	30.52%	to	30.13%
2019	0.50%	to	0.80%	18,993	10.68	to	10.63	202,855	1.62%	28.66%	to	28.27%
2018	0.50%	to	0.80%	15,018	8.30	to	8.29	124,677	0.99%	-16.98%	to	-17.15%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.50%	to	0.80%	18,901	24.42	to	23.30	460,195	1.25%	11.83%	to	11.50%
2019	0.50%	to	0.80%	18,832	21.83	to	20.89	410,033	2.01%	15.42%	to	15.07%
2018	0.50%	to	0.80%	20,411	18.92	to	18.16	385,171	1.53%	-4.59%	to	-4.87%
2017	0.50%	to	0.80%	21,611	19.83	to	19.09	427,518	1.44%	12.43%	to	12.09%
2016	0.50%	to	0.80%	22,599	17.63	to	17.03	397,112	1.40%	4.75%	to	4.44%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	to	0.80%	41,470	29.45	to	25.98	1,124,341	1.16%	14.92%	to	14.00%
2019	0.00%	to	0.80%	47,862	25.63	to	22.79	1,138,515	2.03%	20.01%	to	19.05%
2018	0.00%	to	0.80%	53,908	21.36	to	19.15	1,073,818	1.24%	-5.98%	to	-6.73%
2017	0.00%	to	0.80%	69,681	22.72	to	20.53	1,483,298	1.40%	16.47%	to	15.55%
2016	0.00%	to	0.80%	75,093	19.50	to	17.77	1,377,594	1.54%	6.04%	to	5.20%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	to	0.80%	49,877	33.05	to	29.16	1,514,647	1.17%	16.76%	to	15.83%
2019	0.00%	to	0.80%	49,805	28.31	to	25.18	1,303,811	1.81%	24.37%	to	23.38%
2018	0.00%	to	0.80%	53,527	22.76	to	20.40	1,133,726	1.22%	-7.88%	to	-8.62%
2017	0.00%	to	0.80%	59,078	24.71	to	22.33	1,363,847	1.31%	20.82%	to	19.86%
2016	0.00%	to	0.80%	59,883	20.45	to	18.63	1,148,392	1.37%	6.52%	to	5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.00%	to	1.30%	542,351	103.25	to	172.01	102,416,203	0.07%	43.89%	to	42.04%
2019	0.00%	to	1.30%	691,597	71.75	to	121.10	79,192,941	0.26%	34.31%	to	32.58%
2018	0.00%	to	1.30%	692,945	53.42	to	91.34	62,516,565	0.24%	-0.17%	to	-1.47%
2017	0.00%	to	1.30%	755,698	53.51	to	92.70	68,542,895	0.22%	35.13%	to	33.39%
2016	0.00%	to	1.30%	811,760	39.60	to	69.49	55,021,457	0.04%	0.80%	to	-0.50%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.00%	to	1.00%	132,097	32.33	to	22.17	7,322,290	5.01%	2.75%	to	1.72%
2019	0.00%	to	1.00%	141,469	31.47	to	21.79	7,595,846	5.15%	15.11%	to	13.96%
2018	0.00%	to	1.00%	149,247	27.34	to	19.12	7,020,295	5.40%	-3.29%	to	-4.25%
2017	0.00%	to	1.00%	185,066	28.26	to	19.97	8,410,523	5.07%	6.93%	to	5.87%
2016	0.00%	to	1.00%	224,220	26.43	to	18.86	9,126,380	5.33%	14.61%	to	13.47%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	to	0.80%	137,001	21.56	to	18.72	2,732,831	2.22%	9.25%	to	8.38%
2019	0.00%	to	0.80%	120,310	19.74	to	17.27	2,209,131	2.65%	9.58%	to	8.71%
2018	0.00%	to	0.80%	120,824	18.01	to	15.89	2,032,129	2.41%	-0.63%	to	-1.43%
2017	0.00%	to	0.80%	124,747	18.13	to	16.12	2,118,770	2.35%	4.16%	to	3.33%
2016	0.00%	to	0.80%	128,902	17.40	to	15.60	2,108,236	2.33%	4.63%	to	3.80%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	to	0.80%	94,515	72.21	to	62.69	6,255,516	0.56%	18.04%	to	17.10%
2019	0.00%	to	0.80%	104,795	61.18	to	53.54	5,901,648	0.79%	23.35%	to	22.37%
2018	0.00%	to	0.80%	119,729	49.60	to	43.75	5,491,090	0.55%	-14.64%	to	-15.32%
2017	0.00%	to	0.80%	131,865	58.10	to	51.67	7,125,231	0.61%	20.70%	to	19.74%
2016	0.00%	to	0.80%	147,825	48.14	to	43.15	6,647,729	0.41%	12.11%	to	11.22%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%	to	0.80%	64,509	11.29	to	9.96	675,050	2.59%	-32.88%	to	-33.42%
2019	0.00%	to	0.80%	65,125	16.82	to	14.96	1,019,156	1.74%	9.82%	to	8.95%
2018	0.00%	to	0.80%	71,950	15.32	to	13.73	1,029,082	0.69%	-24.77%	to	-25.37%
2017	0.00%	to	0.80%	73,490	20.36	to	18.39	1,402,787	1.35%	-2.78%	to	-3.55%
2016	0.00%	to	0.80%	89,056	20.94	to	19.07	1,756,109	0.48%	33.51%	to	32.45%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.00%	to	1.00%	105,502	40.66	to	19.71	4,748,629	0.44%	15.61%	to	14.46%
2019	0.00%	to	1.00%	113,238	35.17	to	17.22	4,462,671	1.72%	27.77%	to	26.49%
2018	0.00%	to	1.00%	125,498	27.53	to	13.61	3,824,361	1.47%	-14.81%	to	-15.66%
2017	0.00%	to	1.00%	148,395	32.31	to	16.14	5,238,100	1.41%	30.28%	to	28.99%
2016	0.00%	to	1.00%	160,556	24.80	to	12.51	4,407,674	1.38%	-5.06%	to	-6.00%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	to	0.80%	343,121	14.65	to	14.00	4,878,974	0.36%	15.49%	to	14.57%
2019	0.00%	to	0.80%	347,031	12.68	to	12.22	4,294,084	1.71%	27.67%	to	26.66%
2018	0.00%	to	0.80%	336,116	9.93	to	9.65	3,274,448	1.45%	-14.88%	to	-15.57%
2017	0.00%	to	0.80%	362,521	11.67	to	11.43	4,171,244	1.34%	30.10%	to	29.07%
2016	0.00%	to	0.80%	373,222	8.97	to	8.85	3,318,292	1.32%	-5.12%	to	-5.88%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.50%	to	0.80%	6,354	10.89	to	10.77	69,169	2.96%	-7.07%	to	-7.35%
2019	0.50%	to	0.80%	4,895	11.72	to	11.63	57,303	3.44%	22.47%	to	22.10%
2018			0.50%	1,385			9.57	13,252	3.54%			-6.78%
2017			0.50%	1,224			10.26	12,563	1.65%			2.64%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%	to	1.00%	22,769	40.47	to	33.58	823,207	1.24%	8.18%	to	7.10%
2019	0.00%	to	1.00%	20,422	37.41	to	31.35	688,068	1.58%	34.29%	to	32.96%
2018	0.00%	to	1.00%	21,138	27.86	to	23.58	533,154	0.86%	-17.33%	to	-18.16%
2017	0.00%	to	1.00%	28,520	33.70	to	28.81	890,352	1.40%	19.21%	to	18.03%
2016	0.00%	to	1.00%	31,103	28.27	to	24.41	818,990	1.01%	9.48%	to	8.39%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%	to	0.80%	37,053	15.63	to	14.82	560,461	4.04%	17.18%	to	16.25%
2019	0.00%	to	0.80%	55,113	13.34	to	12.74	714,807	1.03%	26.70%	to	25.69%
2018	0.00%	to	0.80%	60,005	10.53	to	10.14	617,248	0.81%	-15.79%	to	-16.47%
2017	0.00%	to	0.80%	88,911	12.50	to	12.14	1,091,614	0.98%	40.41%	to	39.29%
2016	0.00%	to	0.80%	79,668	8.90	to	8.71	700,074	0.84%	17.44%	to	16.51%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.50%	to	0.80%	11,163	18.65	to	17.96	207,223	1.45%	11.19%	to	10.85%
2019	0.00%	to	0.80%	12,621	17.79	to	16.20	211,274	3.58%	19.86%	to	18.90%
2018	0.00%	to	0.80%	13,925	14.84	to	13.62	195,650	2.88%	-9.65%	to	-10.37%
2017	0.00%	to	0.80%	19,685	16.42	to	15.20	308,731	2.66%	11.98%	to	11.09%
2016	0.00%	to	0.80%	20,348	14.67	to	13.68	286,346	3.82%	13.18%	to	12.28%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	to	0.80%	120,198	9.97	to	9.46	1,162,446	8.56%	-5.28%	to	-6.04%
2019	0.00%	to	0.80%	173,186	10.53	to	10.06	1,774,820	7.25%	2.01%	to	1.20%
2018	0.00%	to	0.80%	197,270	10.32	to	9.94	1,992,180	0.00%	1.94%	to	1.12%
2017	0.00%	to	0.80%	209,021	10.13	to	9.83	2,081,175	0.00%	1.93%	to	1.12%
2016	0.00%	to	0.80%	209,199	9.94	to	9.73	2,052,183	0.00%	2.94%	to	2.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%	to	0.80%	60,300	22.35	to	19.88	1,251,363	6.02%	0.69%	to	-0.11%
2019	0.00%	to	0.80%	66,232	22.20	to	19.90	1,374,053	5.42%	16.06%	to	15.13%
2018	0.00%	to	0.80%	68,998	19.13	to	17.28	1,239,061	4.82%	-4.30%	to	-5.07%
2017	0.00%	to	0.80%	80,926	19.99	to	18.21	1,530,849	4.10%	9.67%	to	8.80%
2016	0.00%	to	0.80%	82,298	18.22	to	16.73	1,426,153	4.97%	14.02%	to	13.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	to	0.80%	86,192	55.63	to	48.30	4,414,007	1.49%	16.23%	to	15.30%
2019	0.00%	to	0.80%	98,970	47.86	to	41.89	4,383,042	1.46%	29.58%	to	28.55%
2018	0.00%	to	0.80%	112,291	36.94	to	32.59	3,853,727	1.44%	-4.84%	to	-5.60%
2017	0.00%	to	0.80%	122,690	38.82	to	34.52	4,441,962	1.73%	20.85%	to	19.89%
2016	0.00%	to	0.80%	136,583	32.12	to	28.79	4,106,225	1.46%	16.33%	to	15.40%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%	to	0.80%	45,146	57.30	to	49.75	2,373,580	1.72%	5.41%	to	4.57%
2019	0.00%	to	0.80%	46,596	54.36	to	47.57	2,334,779	1.30%	26.72%	to	25.72%
2018	0.00%	to	0.80%	56,071	42.90	to	37.84	2,227,020	1.13%	-12.69%	to	-13.39%
2017	0.00%	to	0.80%	61,407	49.13	to	43.69	2,806,943	0.72%	10.92%	to	10.03%
2016	0.00%	to	0.80%	66,556	44.29	to	39.71	2,756,142	1.05%	30.54%	to	29.50%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.00%	to	0.80%	1,555	28.53	to	24.77	40,880	3.59%	-0.92%	to	-1.71%
2019	0.00%	to	0.80%	1,613	28.80	to	25.20	43,011	2.05%	12.84%	to	11.94%
2018	0.00%	to	0.80%	2,128	25.52	to	22.51	50,444	2.91%	-15.27%	to	-15.95%
2017	0.00%	to	0.80%	2,267	30.12	to	26.78	63,707	2.88%	17.02%	to	16.09%
2016	0.00%	to	0.80%	2,858	25.74	to	23.07	68,905	2.16%	7.49%	to	6.64%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	to	0.80%	55,282	9.61	to	9.11	515,859	3.33%	-1.16%	to	-1.95%
2019	0.00%	to	0.80%	79,633	9.72	to	9.29	754,210	1.88%	12.53%	to	11.63%
2018	0.00%	to	0.80%	123,707	8.64	to	8.32	1,045,051	2.76%	-15.44%	to	-16.12%
2017	0.00%	to	0.80%	109,184	10.22	to	9.92	1,096,058	2.60%	16.69%	to	15.77%
2016	0.00%	to	0.80%	113,377	8.75	to	8.57	979,882	2.05%	7.18%	to	6.32%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.50%	to	0.80%	2,962	14.45	to	14.08	42,549	0.28%	3.59%	to	3.28%
2019	0.50%	to	0.80%	3,068	13.94	to	13.63	42,547	1.48%	11.38%	to	11.04%
2018	0.50%	to	0.80%	3,125	12.52	to	12.27	38,931	0.66%	-4.82%	to	-5.10%
2017	0.50%	to	0.80%	3,190	13.15	to	12.93	41,788	0.80%	12.55%	to	12.21%
2016			0.80%	873			11.52	10,061	0.28%			3.51%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Go ldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020			0.50%	625			10.87	6,796	2.91%			6.19%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.50%	to	0.80%	5,688	11.33	to	11.07	64,352	1.34%	6.85%	to	6.53%
2019	0.50%	to	0.80%	6,699	10.60	to	10.39	70,946	2.23%	4.49%	to	4.18%
2018	0.50%	to	0.80%	5,241	10.14	to	9.97	53,117	0.00%	-5.55%	to	-5.84%
2017	0.50%	to	0.80%	13,139	10.74	to	10.59	141,056	0.00%	3.16%	to	2.85%
2016	0.50%	to	0.80%	4,053	10.41	to	10.30	42,171	0.11%	-0.98%	to	-1.27%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%	to	0.80%	11,929	38.01	to	35.47	437,403	0.08%	42.35%	to	41.22%
2019	0.00%	to	0.80%	9,418	26.70	to	25.11	243,820	0.00%	36.76%	to	35.67%
2018	0.00%	to	0.80%	10,144	19.53	to	18.51	192,604	0.00%	-3.62%	to	-4.40%
2017	0.00%	to	0.80%	5,178	20.26	to	19.36	103,592	0.14%	27.34%	to	26.33%
2016	0.00%	to	0.80%	5,163	15.91	to	15.33	81,470	0.00%	2.27%	to	1.46%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020			0.00%	173			30.50	5,276	0.42%			5.46%
2019			0.00%	147			28.92	4,251	0.26%			30.61%
2018			0.00%	132			22.14	2,923	0.33%			-19.18%
2017			0.00%	134			27.39	3,671	0.39%			17.44%
2016			0.00%	177			23.33	4,129	0.39%			18.34%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.50%	to	0.80%	1,724	19.67	to	19.17	33,786	0.96%	8.70%	to	8.38%
2019	0.50%	to	0.80%	130	18.10	to	17.68	2,316	0.50%	24.65%	to	24.28%
2018	0.50%	to	0.80%	139	14.52	to	14.23	1,992	0.07%	-11.80%	to	-12.06%
2017	0.50%	to	0.80%	1,815	16.46	to	16.18	29,862	0.91%	14.35%	to	14.01%
2016	0.50%			61	14.39			878	0.08%	12.87%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.50%	to	0.80%	25,632	13.98	to	13.70	358,140	8.11%	9.68%	to	9.35%
2019	0.50%	to	0.80%	25,929	12.74	to	12.53	330,162	0.00%	14.63%	to	14.29%
2018	0.50%	to	0.80%	26,687	11.12	to	10.96	296,454	2.31%	-6.93%	to	-7.21%
2017	0.50%	to	0.80%	12,123	11.94	to	11.81	144,625	3.66%	9.61%	to	9.28%
2016	0.50%	to	0.80%	14,594	10.90	to	10.81	158,770	0.45%	11.08%	to	10.75%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	to	1.00%	122,828	27.10	to	19.51	2,837,052	0.03%	40.69%	to	39.29%
2019	0.00%	to	1.00%	85,026	19.26	to	14.01	1,424,032	0.00%	39.36%	to	37.98%
2018	0.00%	to	1.00%	93,540	13.82	to	10.15	1,138,703	0.00%	-6.08%	to	-7.02%
2017	0.00%	to	1.00%	91,278	14.71	to	10.92	1,186,405	0.03%	28.79%	to	27.51%
2016	0.00%	to	1.00%	97,383	11.43	to	8.56	984,863	0.00%	2.33%	to	1.32%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.00%	to	1.00%	160,414	23.94	to	15.39	3,792,250	3.07%	9.71%	to	8.62%
2019	0.00%	to	1.00%	117,060	21.82	to	14.17	2,974,342	3.32%	9.53%	to	8.44%
2018	0.00%	to	1.00%	118,667	19.92	to	13.07	2,824,062	3.36%	-1.02%	to	-2.01%
2017	0.00%	to	1.00%	132,233	20.13	to	13.34	3,124,196	2.42%	4.59%	to	3.55%
2016	0.00%	to	1.00%	146,333	19.24	to	12.88	3,274,735	3.70%	3.27%	to	2.25%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	1.00%	33,220	34.06	to	27.68	1,031,634	1.42%	13.94%	to	12.81%
2019	0.00%	to	1.00%	45,429	29.89	to	24.54	1,239,435	1.11%	32.08%	to	30.77%
2018	0.00%	to	1.00%	53,848	22.63	to	18.77	1,115,884	1.17%	-7.89%	to	-8.81%
2017	0.00%	to	1.00%	72,191	24.57	to	20.58	1,652,637	1.21%	16.91%	to	15.75%
2016	0.00%	to	1.00%	80,670	21.01	to	17.78	1,580,634	1.01%	11.62%	to	10.51%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	to	1.00%	218,105	122.68	to	38.36	25,860,518	0.70%	27.64%	to	26.37%
2019	0.00%	to	1.00%	236,817	96.12	to	30.35	22,159,620	0.90%	31.79%	to	30.48%
2018	0.00%	to	1.00%	264,280	72.93	to	23.26	18,752,400	1.00%	-13.18%	to	-14.05%
2017	0.00%	to	1.00%	290,466	84.00	to	27.07	24,050,959	0.93%	36.66%	to	35.31%
2016	0.00%	to	1.00%	313,241	61.47	to	20.00	19,016,144	1.06%	0.08%	to	-0.91%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.50%	to	0.80%	24,708	14.17	to	13.89	349,834	0.88%	20.90%	to	20.53%
2019	0.50%	to	0.80%	18,080	11.72	to	11.52	211,792	1.02%	27.96%	to	27.58%
2018	0.50%	to	0.80%	22,342	9.16	to	9.03	204,562	0.90%	-19.82%	to	-20.06%
2017	0.50%	to	0.80%	18,772	11.43	to	11.30	214,379	1.84%	25.66%	to	25.29%
2016	0.50%	to	0.80%	6,824	9.09	to	9.02	62,019	0.62%	-2.60%	to	-2.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.00%	to	1.30%	108,134	39.25	to	49.12	5,501,163	2.11%	14.86%	to	13.37%
2019	0.00%	to	1.30%	114,742	34.17	to	43.32	5,066,362	2.24%	17.51%	to	16.00%
2018	0.00%	to	1.30%	122,805	29.08	to	37.35	4,653,232	1.98%	-5.32%	to	-6.55%
2017	0.00%	to	1.00%	132,312	30.71	to	15.80	5,283,507	1.97%	9.25%	to	8.17%
2016	0.00%	to	1.00%	145,587	28.11	to	14.60	5,351,911	2.37%	5.26%	to	4.21%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%	to	0.80%	14,219	12.67	to	11.87	173,421	5.82%	3.40%	to	2.58%
2019	0.00%	to	0.80%	15,689	12.25	to	11.57	186,600	3.80%	10.80%	to	9.92%
2018	0.00%	to	0.80%	16,659	11.06	to	10.53	179,465	5.67%	-4.40%	to	-5.16%
2017	0.00%	to	0.80%	23,200	11.57	to	11.10	262,223	2.19%	6.27%	to	5.43%
2016	0.00%	to	0.80%	18,016	10.89	to	10.53	192,234	4.94%	6.53%	to	5.69%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	to	0.80%	16,144	68.39	to	59.38	1,009,832	0.61%	19.93%	to	18.97%
2019	0.00%	to	0.80%	20,008	57.03	to	49.91	1,048,740	0.21%	26.47%	to	25.46%
2018	0.00%	to	0.80%	22,444	45.09	to	39.78	934,528	0.30%	-10.32%	to	-11.04%
2017	0.00%	to	0.80%	26,975	50.28	to	44.72	1,269,227	0.77%	14.16%	to	13.25%
2016	0.00%	to	0.80%	36,886	44.05	to	39.49	1,522,817	0.56%	18.05%	to	17.11%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	to	0.80%	47,675	23.61	to	21.51	1,056,409	2.06%	13.88%	to	12.97%
2019	0.00%	to	0.80%	63,120	20.73	to	19.04	1,236,186	1.98%	21.78%	to	20.81%
2018	0.00%	to	0.80%	72,688	17.03	to	15.76	1,178,222	1.70%	-5.44%	to	-6.20%
2017	0.00%	to	0.80%	94,497	18.00	to	16.80	1,627,345	1.49%	18.27%	to	17.33%
2016	0.00%	to	0.80%	121,332	15.22	to	14.32	1,776,643	0.58%	-2.57%	to	-3.34%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.50%	to	0.80%	31,725	15.73	to	15.33	498,059	7.52%	5.50%	to	5.18%
2019	0.50%	to	0.80%	32,369	14.91	to	14.57	481,667	8.39%	10.64%	to	10.31%
2018	0.50%	to	0.80%	76,352	13.48	to	13.21	1,028,174	6.65%	-2.61%	to	-2.90%
2017	0.50%	to	0.80%	45,132	13.84	to	13.61	623,617	5.12%	6.15%	to	5.83%
2016	0.50%	to	0.80%	57,879	13.04	to	12.86	753,710	6.45%	15.61%	to	15.26%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.50%	to	0.80%	28,209	35.53	to	34.61	1,000,340	0.00%	48.26%	to	47.82%
2019	0.50%	to	0.80%	22,022	23.96	to	23.42	526,408	0.00%	37.25%	to	36.84%
2018	0.50%	to	0.80%	26,805	17.46	to	17.11	467,039	0.00%	-0.56%	to	-0.86%
2017	0.50%	to	0.80%	23,964	17.56	to	17.26	420,337	0.00%	26.26%	to	25.89%
2016	0.50%	to	0.80%	24,509	13.90	to	13.71	340,508	0.00%	5.59%	to	5.27%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.00%	to	0.80%	53,935	46.09	to	40.01	2,288,378	1.52%	14.03%	to	13.12%
2019	0.00%	to	0.80%	50,033	40.42	to	35.37	1,869,605	1.73%	22.27%	to	21.30%
2018	0.00%	to	0.80%	84,460	33.05	to	29.16	2,590,024	1.65%	0.43%	to	-0.37%
2017	0.00%	to	0.80%	51,867	32.91	to	29.27	1,600,886	1.35%	18.13%	to	17.20%
2016	0.00%	to	0.80%	50,939	27.86	to	24.98	1,331,153	1.77%	4.32%	to	3.49%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	to	1.00%	136,791	50.48	to	42.87	6,282,469	0.17%	39.03%	to	37.65%
2019	0.00%	to	1.00%	148,037	36.31	to	31.14	4,911,284	0.02%	36.85%	to	35.49%
2018	0.00%	to	1.00%	163,732	26.53	to	22.99	3,981,773	1.24%	1.72%	to	0.70%
2017	0.00%	to	1.00%	182,867	26.08	to	22.83	4,402,317	0.00%	29.99%	to	28.71%
2016	0.00%	to	1.00%	208,603	20.06	to	17.74	3,870,367	0.86%	1.94%	to	0.93%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.50%	to	0.80%	19,633	18.39	to	18.19	360,997	0.07%	18.88%	to	18.52%
2019	0.50%	to	0.80%	20,863	15.47	to	15.35	322,667	0.20%	34.81%	to	34.41%
2018	0.50%	to	0.80%	19,897	11.48	to	11.42	228,314	0.20%	-0.91%	to	-1.21%
2017	0.50%	to	0.80%	28,276	11.58	to	11.56	327,515	0.10%	15.84%	to	15.61%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	to	1.00%	189,428	36.26	to	30.92	6,229,070	0.00%	50.73%	to	49.23%
2019	0.00%	to	1.00%	237,118	24.06	to	20.72	5,231,848	0.41%	44.82%	to	43.38%
2018	0.00%	to	1.00%	231,044	16.61	to	14.45	3,535,400	1.11%	0.91%	to	-0.10%
2017	0.00%	to	1.00%	232,997	16.46	to	14.46	3,543,074	0.46%	44.91%	to	43.48%
2016	0.00%	to	1.00%	207,330	11.36	to	10.08	2,195,276	0.09%	13.85%	to	12.72%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	to	1.00%	147,441	20.42	to	18.26	2,718,641	1.22%	16.02%	to	14.87%
2019	0.00%	to	1.00%	154,193	17.60	to	15.90	2,460,380	1.84%	26.71%	to	25.45%
2018	0.00%	to	1.00%	162,736	13.89	to	12.67	2,059,773	1.70%	-15.14%	to	-15.99%
2017	0.00%	to	1.00%	225,055	16.37	to	15.09	3,384,935	1.63%	30.80%	to	29.51%
2016	0.00%	to	1.00%	195,510	12.51	to	11.65	2,256,295	4.95%	-6.71%	to	-7.63%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.50%	to	0.80%	14,523	11.77	to	11.60	170,790	2.35%	6.89%	to	6.57%
2019	0.50%	to	0.80%	15,363	11.01	to	10.89	169,036	2.63%	7.87%	to	7.55%
2018	0.50%	to	0.80%	15,033	10.21	to	10.12	153,359	3.39%	-1.52%	to	-1.82%
2017	0.50%	to	0.80%	118,292	10.36	to	10.31	1,225,894	2.50%	3.35%	to	3.04%
2016	0.50%	to	0.80%	112,746	10.03	to	10.01	1,130,586	2.61%	0.28%	to	0.08%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.50%	to	0.80%	22,300	35.85	to	34.93	798,296	0.00%	45.16%	to	44.73%
2019	0.50%	to	0.80%	14,108	24.70	to	24.14	347,577	0.00%	40.99%	to	40.57%
2018	0.50%	to	0.80%	10,971	17.52	to	17.17	191,599	0.00%	-1.97%	to	-2.27%
2017	0.50%	to	0.80%	6,868	17.87	to	17.57	122,166	0.00%	26.03%	to	25.65%
2016	0.50%	to	0.80%	7,478	14.18	to	13.98	105,666	0.00%	8.51%	to	8.18%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%	to	0.80%	15,971	23.22	to	22.17	364,983	0.46%	22.53%	to	21.55%
2019	0.00%	to	0.80%	23,834	18.95	to	18.24	445,089	0.62%	39.95%	to	38.84%
2018	0.00%	to	0.80%	12,541	13.54	to	13.14	166,510	0.50%	0.81%	to	0.00%
2017	0.00%	to	0.80%	15,791	13.43	to	13.14	209,109	0.62%	28.42%	to	27.41%
2016	0.00%	to	0.80%	17,163	10.46	to	10.31	177,849	0.56%	6.08%	to	5.23%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%	to	0.80%	69,661	51.20	to	44.45	3,285,059	1.57%	3.48%	to	2.65%
2019	0.00%	to	0.80%	79,839	49.48	to	43.30	3,662,631	2.14%	29.80%	to	28.77%
2018	0.00%	to	0.80%	84,027	38.12	to	33.63	2,982,060	1.51%	-10.09%	to	-10.81%
2017	0.00%	to	0.80%	92,663	42.40	to	37.70	3,670,156	1.93%	17.65%	to	16.72%
2016	0.00%	to	0.80%	91,711	36.04	to	32.30	3,099,974	2.28%	14.09%	to	13.18%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.50%	to	0.80%	11,825	12.59	to	12.53	148,914	1.46%	15.26%	to	14.91%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.00%	to	1.00%	13,742	44.30	to	35.87	538,174	4.35%	5.55%	to	4.49%
2019	0.00%	to	1.00%	15,880	41.97	to	34.32	592,004	5.41%	14.25%	to	13.12%
2018	0.00%	to	1.00%	17,769	36.73	to	30.34	584,539	5.47%	-6.94%	to	-7.88%
2017	0.00%	to	1.00%	21,088	39.47	to	32.94	750,900	5.31%	9.71%	to	8.62%
2016	0.00%	to	1.00%	24,876	35.98	to	30.32	807,405	5.09%	10.55%	to	9.46%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%	to	0.80%	29,587	21.24	to	18.44	579,360	2.72%	7.80%	to	6.94%
2019	0.00%	to	0.80%	16,136	19.70	to	17.24	296,369	4.41%	10.88%	to	10.00%
2018	0.00%	to	0.80%	19,713	17.77	to	15.67	327,173	2.50%	-0.65%	to	-1.45%
2017	0.00%	to	0.80%	19,226	17.88	to	15.90	322,748	3.14%	6.24%	to	5.40%
2016	0.00%	to	0.80%	19,559	16.83	to	15.09	310,364	2.00%	6.11%	to	5.27%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.00%	to	1.00%	12,611	85.97	to	39.65	671,125	2.75%	-16.85%	to	-17.68%
2019	0.00%	to	1.00%	13,946	103.40	to	48.16	882,748	1.88%	18.94%	to	17.76%
2018	0.00%	to	1.00%	14,887	86.94	to	40.90	812,929	2.76%	-7.71%	to	-8.64%
2017	0.00%	to	1.00%	15,331	94.20	to	44.77	928,139	1.65%	3.11%	to	2.09%
2016	0.00%	to	1.00%	24,409	91.36	to	43.85	1,306,761	1.28%	6.81%	to	5.75%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020			0.50%	1,164			11.11	12,933	2.23%			3.22%
2019			0.50%	1,257			10.76	13,530	2.20%			6.05%
2018			0.50%	204			10.15	2,070	2.69%			1.49%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	to	0.80%	26,048	45.08	to	39.14	1,073,336	1.75%	3.63%	to	2.80%
2019	0.00%	to	0.80%	28,410	43.50	to	38.07	1,135,328	2.33%	27.31%	to	26.30%
2018	0.00%	to	0.80%	21,230	34.17	to	30.14	668,572	1.75%	-7.26%	to	-8.00%
2017	0.00%	to	0.80%	23,350	36.84	to	32.76	797,191	3.06%	18.00%	to	17.06%
2016	0.00%	to	0.80%	24,904	31.22	to	27.99	724,027	2.66%	17.89%	to	16.95%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	to	1.00%	124,840	29.90	to	18.30	4,754,605	2.05%	6.08%	to	5.03%
2019	0.00%	to	1.00%	133,508	28.19	to	17.42	4,786,268	2.28%	6.27%	to	5.21%
2018	0.00%	to	1.00%	146,016	26.52	to	16.56	4,897,706	2.17%	-0.05%	to	-1.05%
2017	0.00%	to	1.00%	152,318	26.54	to	16.73	5,131,497	2.09%	2.08%	to	1.07%
2016	0.00%	to	1.00%	162,381	25.99	to	16.56	5,391,995	1.91%	0.74%	to	-0.26%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	to	1.00%	41,039	37.72	to	30.34	1,408,030	1.93%	13.30%	to	12.17%
2019	0.00%	to	1.00%	49,822	33.29	to	27.05	1,512,962	2.47%	22.95%	to	21.72%
2018	0.00%	to	1.00%	50,732	27.08	to	22.22	1,258,035	0.61%	-17.42%	to	-18.24%
2017	0.00%	to	1.00%	68,842	32.79	to	27.18	2,073,082	1.36%	41.50%	to	40.10%
2016	0.00%	to	1.00%	91,423	23.17	to	19.40	1,932,364	0.80%	7.72%	to	6.65%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	to	1.00%	170,262	22.69	to	18.63	3,511,530	1.19%	7.95%	to	6.87%
2019	0.00%	to	1.00%	188,940	21.02	to	17.43	3,624,651	2.59%	19.12%	to	17.94%
2018	0.00%	to	1.00%	203,895	17.65	to	14.78	3,299,264	2.01%	-14.53%	to	-15.39%
2017	0.00%	to	1.00%	215,863	20.65	to	17.47	4,102,288	1.71%	27.45%	to	26.19%
2016	0.00%	to	1.00%	224,251	16.20	to	13.84	3,355,953	2.13%	0.87%	to	-0.13%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%	to	0.80%	168,891	26.94	to	23.96	4,230,284	1.50%	12.00%	to	11.10%
2019	0.00%	to	0.80%	185,066	24.06	to	21.56	4,159,073	1.65%	20.78%	to	19.82%
2018	0.00%	to	0.80%	163,892	19.92	to	18.00	3,065,006	1.19%	-4.98%	to	-5.74%
2017	0.00%	to	0.80%	167,513	20.96	to	19.09	3,314,114	1.11%	15.79%	to	14.87%
2016	0.00%	to	0.80%	155,432	18.10	to	16.62	2,667,662	1.82%	9.00%	to	8.13%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%	to	0.80%	25,959	16.42	to	14.61	394,742	2.09%	9.21%	to	8.34%
2019	0.00%	to	0.80%	32,339	15.04	to	13.48	452,882	1.86%	8.98%	to	8.11%
2018	0.00%	to	0.80%	34,288	13.80	to	12.47	442,764	2.35%	-1.07%	to	-1.87%
2017	0.00%	to	0.80%	36,204	13.95	to	12.71	475,057	1.25%	3.21%	to	2.39%
2016	0.00%	to	0.80%	34,254	13.52	to	12.41	437,719	2.37%	2.65%	to	1.83%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%	to	0.80%	74,600	38.57	to	34.30	2,677,922	0.64%	29.93%	to	28.89%
2019	0.00%	to	0.80%	77,750	29.68	to	26.61	2,156,670	0.66%	34.78%	to	33.70%
2018	0.00%	to	0.80%	80,664	22.02	to	19.90	1,667,398	0.23%	-9.42%	to	-10.15%
2017	0.00%	to	0.80%	83,933	24.32	to	22.15	1,926,332	0.75%	30.97%	to	29.93%
2016	0.00%	to	0.80%	85,535	18.57	to	17.05	1,506,034	1.48%	0.19%	to	-0.61%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%	to	0.80%	32,579	28.37	to	25.43	864,323	1.64%	13.08%	to	12.18%
2019	0.00%	to	0.80%	33,175	25.09	to	22.67	781,595	1.32%	25.67%	to	24.67%
2018	0.00%	to	0.80%	35,466	19.96	to	18.18	667,703	1.01%	-2.18%	to	-2.97%
2017	0.00%	to	0.80%	41,029	20.41	to	18.74	793,352	1.43%	21.93%	to	20.96%
2016	0.00%	to	0.80%	39,316	16.74	to	15.49	626,938	1.07%	11.09%	to	10.20%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%	to	0.80%	81,590	48.38	to	43.02	3,680,981	0.70%	51.49%	to	50.29%
2019	0.00%	to	0.80%	90,459	31.93	to	28.63	2,705,011	0.35%	30.29%	to	29.25%
2018	0.00%	to	0.80%	92,483	24.51	to	22.15	2,131,372	0.31%	-0.66%	to	-1.45%
2017	0.00%	to	0.80%	105,299	24.67	to	22.48	2,453,066	0.32%	27.80%	to	26.78%
2016	0.00%	to	0.80%	106,152	19.31	to	17.73	1,944,191	0.22%	9.06%	to	8.20%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	to	1.00%	177,165	35.08	to	29.03	5,659,980	0.22%	12.33%	to	11.21%
2019	0.00%	to	1.00%	191,041	31.23	to	26.10	5,451,045	2.07%	21.83%	to	20.62%
2018	0.00%	to	1.00%	203,563	25.64	to	21.64	4,785,512	1.60%	-7.73%	to	-8.65%
2017	0.00%	to	1.00%	218,723	27.78	to	23.69	5,613,886	1.65%	16.68%	to	15.52%
2016	0.00%	to	1.00%	231,771	23.81	to	20.51	5,118,855	1.80%	8.48%	to	7.40%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	to	1.00%	26,517	25.99	to	21.51	613,214	0.13%	8.55%	to	7.47%
2019	0.00%	to	1.00%	32,117	23.94	to	20.01	683,603	1.76%	13.48%	to	12.35%
2018	0.00%	to	1.00%	50,180	21.10	to	17.81	936,979	1.83%	-3.73%	to	-4.69%
2017	0.00%	to	1.00%	55,080	21.91	to	18.69	1,079,258	1.83%	9.21%	to	8.13%
2016	0.00%	to	1.00%	60,451	20.07	to	17.28	1,093,389	0.85%	5.70%	to	4.65%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%	to	1.00%	194,819	13.41	to	13.32	5,055,237	1.98%	34.11%	to	33.22%
2019	0.50%	to	0.80%	173,247	22.29	to	21.85	3,858,198	2.08%	30.50%	to	30.11%
2018	0.50%	to	0.80%	183,733	17.08	to	16.79	3,135,923	1.74%	-5.10%	to	-5.38%
2017	0.50%	to	0.80%	176,586	18.00	to	17.75	3,175,911	1.83%	20.92%	to	20.56%
2016	0.50%	to	0.80%	189,315	14.88	to	14.72	2,815,915	2.11%	11.11%	to	10.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.50%	to	1.00%	66,189	34.07	to	30.99	2,233,098	0.23%	12.25%	to	11.69%
2019	0.50%	to	1.00%	67,619	30.35	to	27.75	2,031,642	1.70%	23.11%	to	22.50%
2018	0.00%	to	1.00%	156,581	26.83	to	22.65	4,035,598	1.50%	-8.85%	to	-9.77%
2017	0.00%	to	1.00%	168,506	29.44	to	25.10	4,766,931	1.55%	18.43%	to	17.25%
2016	0.00%	to	1.00%	178,815	24.86	to	21.41	4,269,510	1.88%	9.47%	to	8.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	to	1.00%	10,931	21.29	to	17.62	212,406	0.10%	6.71%	to	5.65%
2019	0.00%	to	1.00%	13,757	19.95	to	16.68	246,282	2.05%	9.53%	to	8.44%
2018	0.00%	to	1.00%	15,456	18.21	to	15.38	251,937	1.95%	-1.80%	to	-2.79%
2017	0.00%	to	1.00%	19,082	18.55	to	15.82	318,808	1.81%	5.68%	to	4.63%
2016	0.00%	to	1.00%	25,228	17.55	to	15.12	398,511	1.66%	4.26%	to	3.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	to	1.00%	104,838	30.36	to	25.12	2,948,078	0.14%	10.34%	to	9.25%
2019	0.00%	to	1.00%	122,723	27.51	to	23.00	3,142,367	2.15%	17.74%	to	16.57%
2018	0.00%	to	1.00%	138,713	23.36	to	19.73	3,012,037	1.81%	-5.68%	to	-6.62%
2017	0.00%	to	1.00%	148,608	24.77	to	21.13	3,435,765	1.70%	12.93%	to	11.81%
2016	0.00%	to	1.00%	170,563	21.94	to	18.89	3,506,812	1.89%	7.14%	to	6.08%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%	to	0.80%	61,991	12.98	to	12.30	778,140	2.41%	7.34%	to	6.48%
2019	0.00%	to	0.80%	17,891	12.09	to	11.55	210,263	3.05%	21.42%	to	20.45%
2018	0.00%	to	0.80%	20,801	9.96	to	9.59	202,354	2.31%	-13.90%	to	-14.59%
2017	0.00%	to	0.80%	43,094	11.57	to	11.23	492,701	2.84%	24.56%	to	23.57%
2016	0.00%	to	0.80%	39,877	9.29	to	9.09	366,767	2.44%	0.75%	to	-0.05%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	to	0.80%	39,381	31.10	to	27.01	1,132,876	5.54%	6.02%	to	5.17%
2019	0.00%	to	0.80%	32,250	29.34	to	25.68	883,435	5.73%	14.74%	to	13.83%
2018	0.00%	to	0.80%	32,512	25.57	to	22.56	779,352	5.30%	-3.00%	to	-3.78%
2017	0.00%	to	0.80%	42,491	26.36	to	23.44	1,055,829	5.44%	6.76%	to	5.91%
2016	0.00%	to	0.80%	43,780	24.69	to	22.14	1,022,587	5.54%	14.16%	to	13.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020			0.50%	33			13.77	455	0.11%			6.06%
2019			0.50%	45			12.99	584	2.22%			14.94%
2018			0.50%	56			11.30	633	1.90%			-6.29%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	to	1.00%	125,839	56.72	to	42.04	6,328,270	1.21%	13.11%	to	11.99%
2019	0.00%	to	1.00%	133,763	50.14	to	37.54	5,966,226	1.30%	25.65%	to	24.40%
2018	0.00%	to	1.00%	140,419	39.91	to	30.18	5,008,687	1.30%	-11.38%	to	-12.27%
2017	0.00%	to	1.00%	164,251	45.03	to	34.40	6,682,167	1.07%	15.78%	to	14.63%
2016	0.00%	to	1.00%	179,792	38.89	to	30.01	6,345,221	1.24%	20.29%	to	19.10%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	to	1.00%	41,052	27.03	to	21.55	987,477	2.88%	4.06%	to	3.02%
2019	0.00%	to	1.00%	69,671	25.98	to	20.91	1,614,886	5.38%	9.17%	to	8.08%
2018	0.00%	to	1.00%	55,085	23.80	to	19.35	1,169,513	2.79%	-2.34%	to	-3.32%
2017	0.00%	to	1.00%	55,882	24.37	to	20.01	1,223,470	4.69%	6.33%	to	5.28%
2016	0.00%	to	1.00%	61,373	22.92	to	19.01	1,266,470	3.44%	8.65%	to	7.57%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020			0.80%	5			12.58	63	0.69%			4.48%
2019			0.80%	3			12.04	36	3.93%			13.14%
2018			0.80%	1			10.64	11	2.01%			-7.56%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%	to	1.00%	163,921	35.92	to	31.97	5,558,196	1.63%	1.49%	to	0.48%
2019	0.00%	to	1.00%	190,889	35.39	to	31.81	6,407,858	2.62%	26.95%	to	25.69%
2018	0.00%	to	1.00%	225,213	27.88	to	25.31	5,979,908	1.40%	-9.35%	to	-10.26%
2017	0.00%	to	1.00%	242,343	30.75	to	28.20	7,133,678	1.65%	8.67%	to	7.60%
2016	0.00%	to	1.00%	272,934	28.30	to	26.21	7,423,230	2.36%	20.44%	to	19.24%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	to	1.00%	158,052	11.86	to	11.82	1,870,985	1.43%	18.55%	to	18.19%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.50%	to	0.80%	21,326	12.15	to	11.91	258,968	1.92%	6.66%	to	6.34%
2019	0.50%	to	0.80%	39,597	11.39	to	11.20	451,144	2.80%	7.86%	to	7.53%
2018	0.50%	to	0.80%	29,469	10.56	to	10.42	311,265	2.64%	-0.86%	to	-1.16%
2017	0.50%	to	0.80%	32,038	10.66	to	10.54	341,371	2.31%	2.61%	to	2.30%
2016	0.50%	to	0.80%	26,760	10.39	to	10.30	277,923	3.30%	1.75%	to	1.45%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%	to	1.00%	44,198	17.38	to	15.31	701,316	2.57%	7.01%	to	5.95%
2019	0.00%	to	1.00%	42,509	16.24	to	14.45	642,020	2.80%	8.94%	to	7.86%
2018	0.00%	to	1.00%	46,412	14.91	to	13.40	650,106	3.18%	-0.42%	to	-1.42%
2017	0.00%	to	1.00%	40,570	14.97	to	13.59	571,546	3.08%	4.40%	to	3.36%
2016	0.00%	to	1.00%	40,956	14.34	to	13.15	554,426	3.20%	5.35%	to	4.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	to	0.80%	35,502	21.55	to	19.47	716,085	0.98%	11.67%	to	10.78%
2019	0.00%	to	0.80%	37,666	19.30	to	17.58	683,006	2.98%	20.22%	to	19.26%
2018	0.00%	to	0.80%	38,911	16.05	to	14.74	590,018	2.17%	-8.04%	to	-8.78%
2017	0.00%	to	0.80%	38,759	17.46	to	16.16	642,465	1.70%	16.01%	to	15.09%
2016	0.00%	to	0.80%	43,344	15.05	to	14.04	622,243	2.74%	7.32%	to	6.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	to	0.80%	5,528	16.90	to	15.27	89,855	0.25%	7.69%	to	6.83%
2019	0.00%	to	0.80%	4,534	15.69	to	14.29	68,999	2.31%	10.77%	to	9.89%
2018	0.00%	to	0.80%	5,932	14.17	to	13.01	81,243	3.73%	-2.51%	to	-3.29%
2017	0.00%	to	0.80%	3,451	14.53	to	13.45	47,573	1.80%	6.35%	to	5.51%
2016	0.00%	to	0.80%	4,802	13.66	to	12.75	62,669	2.70%	4.81%	to	3.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.50%	to	0.80%	30,052	20.71	to	19.93	617,916	1.03%	11.80%	to	11.46%
2019	0.50%	to	0.80%	41,879	18.52	to	17.88	771,966	2.97%	21.71%	to	21.35%
2018	0.50%	to	0.80%	43,138	15.22	to	14.74	653,476	2.10%	-9.84%	to	-10.11%
2017	0.50%	to	0.80%	45,884	16.88	to	16.40	770,712	1.49%	17.57%	to	17.22%
2016	0.50%	to	0.80%	51,262	14.36	to	13.99	732,839	2.73%	7.15%	to	6.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	to	0.80%	7,909	18.86	to	17.05	139,289	0.56%	9.15%	to	8.28%
2019	0.00%	to	0.80%	8,453	17.28	to	15.74	137,159	2.91%	14.28%	to	13.37%
2018	0.00%	to	0.80%	16,805	15.12	to	13.89	240,373	2.21%	-4.68%	to	-5.44%
2017	0.00%	to	0.80%	9,549	15.87	to	14.69	145,951	2.03%	10.08%	to	9.20%
2016	0.00%	to	0.80%	9,928	14.41	to	13.45	138,384	2.49%	5.99%	to	5.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	to	0.80%	55,576	20.68	to	18.69	1,082,623	0.84%	10.77%	to	9.89%
2019	0.00%	to	0.80%	59,628	18.67	to	17.00	1,053,180	2.76%	18.32%	to	17.38%
2018	0.00%	to	0.80%	67,746	15.78	to	14.49	1,015,136	2.15%	-7.07%	to	-7.81%
2017	0.00%	to	0.80%	67,973	16.98	to	15.71	1,100,188	1.86%	14.05%	to	13.15%
2016	0.00%	to	0.80%	72,436	14.89	to	13.89	1,032,119	2.68%	6.82%	to	5.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.50%	to	0.80%	13,489	21.14	to	20.35	281,962	1.06%	12.18%	to	11.84%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.50%	to	0.80%	16,636	18.85	to	18.20	310,810	2.85%	23.53%	to	23.16%
2018	0.50%	to	0.80%	18,277	15.26	to	14.78	276,827	1.97%	-11.17%	to	-11.44%
2017	0.50%	to	0.80%	16,962	17.18	to	16.68	289,247	1.33%	19.40%	to	19.04%
2016	0.50%	to	0.80%	18,151	14.39	to	14.02	259,413	2.39%	7.79%	to	7.46%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	to	0.80%	25,113	19.69	to	17.80	463,425	0.69%	9.71%	to	8.84%
2019	0.00%	to	0.80%	26,045	17.95	to	16.35	440,321	2.76%	16.29%	to	15.37%
2018	0.00%	to	0.80%	26,870	15.44	to	14.17	392,621	2.30%	-6.04%	to	-6.80%
2017	0.00%	to	0.80%	27,823	16.43	to	15.21	434,939	1.69%	12.01%	to	11.12%
2016	0.00%	to	0.80%	28,761	14.67	to	13.69	402,841	2.14%	6.28%	to	5.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%	to	0.80%	22,166	23.69	to	21.58	513,028	0.13%	9.41%	to	8.53%
2019	0.00%	to	0.80%	22,928	21.66	to	19.89	485,633	2.18%	15.34%	to	14.42%
2018	0.00%	to	0.80%	34,602	18.78	to	17.38	630,933	1.96%	-4.85%	to	-5.61%
2017	0.00%	to	0.80%	26,678	19.73	to	18.41	515,537	1.86%	11.13%	to	10.25%
2016	0.00%	to	0.80%	27,043	17.76	to	16.70	471,395	2.06%	6.30%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.50%	to	0.80%	5,098	27.78	to	26.82	140,259	0.18%	11.06%	to	10.73%
2019	0.50%	to	0.80%	5,290	25.01	to	24.22	131,256	2.02%	19.34%	to	18.98%
2018	0.50%	to	0.80%	5,950	20.96	to	20.36	123,910	1.68%	-6.94%	to	-7.22%
2017	0.50%	to	0.80%	5,406	22.52	to	21.94	120,959	1.77%	14.24%	to	13.90%
2016	0.50%	to	0.80%	4,804	19.71	to	19.27	94,050	1.77%	7.20%	to	6.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.50%	to	0.80%	16,724			10.81	180,831	0.00%	8.13%	to	8.07%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020			0.50%	5,262			11.22	59,062	1.61%			6.59%
2019			0.50%	2,800			10.53	29,485	1.09%			5.30%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020			0.50%	93			12.48	1,160	1.39%			15.18%
2019			0.50%	95			10.83	1,029	0.47%			8.33%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.50%	to	0.80%	31,414			10.71	336,576	0.00%	7.14%	to	7.08%	****
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.50%	to	0.80%	37,902	12.53	to	12.29	475,070	2.57%	7.00%	to	6.68%
2019	0.50%	to	0.80%	34,491	11.71	to	11.52	404,045	3.35%	21.16%	to	20.80%
2018	0.50%	to	0.80%	30,337	9.67	to	9.53	293,256	3.35%	-14.24%	to	-14.50%
2017	0.50%	to	0.80%	15,087	11.27	to	11.15	170,046	2.97%	24.26%	to	23.89%
2016	0.50%	to	0.80%	9,992	9.07	to	9.00	90,618	2.85%	0.42%	to	0.12%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%	to	0.80%	7,814	18.90	to	17.08	138,495	2.79%	9.31%	to	8.44%
2019	0.00%	to	0.80%	7,033	17.29	to	15.75	114,831	2.29%	9.89%	to	9.01%
2018	0.50%	to	0.80%	8,545	14.92	to	14.45	127,123	2.61%	-1.70%	to	-2.00%
2017	0.50%	to	0.80%	9,013	15.17	to	14.74	136,454	2.81%	3.43%	to	3.12%
2016	0.50%	to	0.80%	8,474	14.67	to	14.29	123,986	3.07%	3.18%	to	2.87%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%	to	1.00%	275,974	20.16	to	18.86	5,365,925	1.00%	51.04%	to	49.54%
2019	0.00%	to	1.00%	293,331	13.35	to	12.61	3,797,666	1.25%	33.15%	to	31.82%
2018	0.00%	to	1.00%	316,864	10.02	to	9.57	3,096,619	1.05%	-16.46%	to	-17.29%
2017	0.00%	to	1.00%	361,678	12.00	to	11.57	4,254,334	1.24%	25.77%	to	24.52%
2016	0.00%	to	1.00%	384,493	9.54	to	9.29	3,615,029	1.42%	-2.12%	to	-3.09%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%	to	0.80%	29,447	11.78	to	11.76	346,567	0.00%	17.82%	to	17.62%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	to	1.00%	88,991	36.33	to	32.01	3,057,714	0.00%	30.09%	to	28.80%
2019	0.00%	to	1.00%	94,024	27.93	to	24.85	2,491,453	4.03%	30.53%	to	29.23%
2018	0.00%	to	1.00%	103,876	21.39	to	19.23	2,114,267	0.31%	-3.08%	to	-4.05%
2017	0.00%	to	1.00%	109,863	22.07	to	20.04	2,320,296	0.39%	30.20%	to	28.91%
2016	0.00%	to	1.00%	94,633	16.95	to	15.55	1,542,909	0.77%	2.19%	to	1.18%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	to	1.00%	1,127,495	44.97	to	39.62	47,505,905	0.00%	60.90%	to	59.30%
2019	0.00%	to	1.00%	1,220,702	27.95	to	24.87	32,100,798	0.00%	37.25%	to	35.89%
2018	0.00%	to	1.00%	1,357,608	20.36	to	18.30	26,132,731	0.00%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	1,519,236	21.86	to	19.85	31,552,027	0.00%	27.74%	to	26.47%
2016	0.00%	to	1.00%	1,640,505	17.11	to	15.69	26,796,168	0.00%	6.47%	to	5.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	1.00%	795,881	26.31	to	23.18	19,605,450	2.08%	-1.14%	to	-2.13%
2019	0.00%	to	1.00%	841,557	26.61	to	23.68	21,064,617	2.23%	23.85%	to	22.61%
2018	0.00%	to	1.00%	918,465	21.49	to	19.31	18,650,525	1.05%	-13.15%	to	-14.02%
2017	0.00%	to	1.00%	1,021,315	24.74	to	22.46	23,998,311	1.10%	13.84%	to	12.71%
2016	0.00%	to	1.00%	1,131,548	21.73	to	19.93	23,469,232	1.39%	17.59%	to	16.43%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%	to	1.00%	574,688	28.22	to	24.86	15,229,689	0.42%	13.55%	to	12.42%
2019	0.00%	to	1.00%	647,135	24.85	to	22.11	15,170,490	0.65%	28.07%	to	26.80%
2018	0.00%	to	1.00%	699,926	19.40	to	17.44	12,867,857	0.54%	-4.76%	to	-5.72%
2017	0.00%	to	1.00%	756,649	20.37	to	18.50	14,680,128	0.52%	24.85%	to	23.62%
2016	0.00%	to	1.00%	863,456	16.32	to	14.96	13,476,214	0.79%	13.60%	to	12.47%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.50%	to	0.80%	5,515	27.36	to	26.34	150,861	0.81%	12.80%	to	12.46%
2019	0.50%	to	0.80%	5,712	24.26	to	23.43	138,550	0.82%	25.38%	to	25.00%
2018	0.50%	to	0.80%	6,057	19.35	to	18.74	117,175	0.65%	-6.26%	to	-6.55%
2017	0.50%	to	0.80%	6,327	20.64	to	20.05	130,409	0.66%	18.03%	to	17.68%
2016	0.50%	to	0.80%	6,268	17.49	to	17.04	109,301	0.79%	9.56%	to	9.24%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	to	1.00%	1,591,211	54.92	to	48.88	82,506,351	1.34%	18.90%	to	17.71%
2019	0.00%	to	1.00%	1,750,394	46.19	to	41.52	76,659,334	1.70%	37.62%	to	36.25%
2018	0.00%	to	1.00%	1,933,534	33.57	to	30.48	61,814,614	0.77%	-1.27%	to	-2.26%
2017	0.00%	to	1.00%	2,100,265	34.00	to	31.18	68,357,815	0.48%	27.31%	to	26.05%
2016	0.00%	to	1.00%	2,278,396	26.71	to	24.74	58,514,918	0.78%	3.63%	to	2.60%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	to	1.00%	319,829	20.25	to	17.84	6,079,783	1.48%	-5.39%	to	-6.33%
2019	0.00%	to	1.00%	365,839	21.40	to	19.04	7,402,153	1.69%	30.70%	to	29.40%
2018	0.00%	to	1.00%	410,004	16.37	to	14.72	6,371,855	1.84%	-3.92%	to	-4.88%
2017	0.00%	to	1.00%	457,730	17.04	to	15.47	7,443,201	2.12%	6.50%	to	5.44%
2016	0.00%	to	1.00%	554,264	16.00	to	14.67	8,464,819	1.99%	7.35%	to	6.28%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.50%	to	0.80%	18,982	22.14	to	21.64	419,841	1.01%	18.72%	to	18.37%
2019	0.50%	to	0.80%	15,280	18.65	to	18.28	284,619	0.88%	24.34%	to	23.96%
2018	0.50%	to	0.80%	15,324	15.00	to	14.75	229,533	1.20%	-11.79%	to	-12.05%
2017	0.50%	to	0.80%	12,110	17.00	to	16.77	205,545	0.86%	13.61%	to	13.27%
2016	0.50%	to	0.80%	11,412	14.96	to	14.80	170,575	1.34%	20.27%	to	19.91%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%	to	0.80%	19,701	12.88	to	11.64	237,922	2.33%	2.83%	to	2.29%
2019	0.00%	to	0.80%	7,706	12.53	to	11.41	90,634	1.95%	4.09%	to	3.26%
2018	0.00%	to	0.80%	10,453	12.04	to	11.05	118,793	2.01%	0.82%	to	0.01%
2017	0.00%	to	0.80%	12,529	11.94	to	11.05	142,083	0.97%	1.58%	to	0.77%
2016	0.00%	to	0.80%	47,202	11.75	to	10.97	530,814	1.62%	2.49%	to	1.68%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.50%	to	0.80%	3,111	17.96	to	17.35	55,095	1.41%	4.65%	to	4.34%
2019	0.00%	to	0.80%	3,284	18.11	to	16.63	55,682	0.76%	12.49%	to	11.59%
2018	0.00%	to	0.80%	19,639	16.10	to	14.90	300,675	2.00%	-15.69%	to	-16.36%
2017	0.00%	to	0.80%	9,211	19.09	to	17.81	167,725	1.94%	22.72%	to	21.74%
2016	0.00%	to	0.80%	12,087	15.56	to	14.63	180,281	2.15%	1.12%	to	0.31%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	1.30%	983,748	16.16	to	14.25	15,844,953	0.22%	0.24%	to	-1.06%
2019	0.00%	to	1.30%	896,687	16.12	to	14.40	15,473,870	1.73%	1.78%	to	0.46%
2018	0.00%	to	1.00%	948,129	15.84	to	14.34	15,747,369	1.37%	1.39%	to	0.07%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%	to	1.00%	864,884	15.62	to	10.47	14,221,396	0.42%	0.42%	to	-0.88%
2016	0.00%	to	1.00%	877,192	15.56	to	10.53	14,375,389	0.01%	0.01%	to	-1.00%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	to	1.30%	170,516	97.19	to	93.51	18,301,955	0.02%	22.69%	to	21.10%
2019	0.00%	to	1.30%	184,497	79.22	to	77.21	16,108,059	0.07%	25.65%	to	24.03%
2018	0.00%	to	1.30%	199,293	63.05	to	26.36	13,906,347	0.01%	-12.63%	to	-13.77%
2017	0.00%	to	1.00%	214,361	72.17	to	30.49	17,201,685	0.00%	13.49%	to	12.36%
2016	0.00%	to	1.00%	234,265	63.59	to	27.14	16,590,872	0.32%	22.83%	to	21.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	to	1.00%	95,021	30.95	to	25.20	2,695,044	0.00%	40.89%	to	39.49%
2019	0.00%	to	1.00%	101,073	21.97	to	18.07	2,043,044	0.00%	35.71%	to	34.36%
2018	0.00%	to	1.00%	112,229	16.19	to	13.45	1,675,091	0.00%	-7.94%	to	-8.86%
2017	0.00%	to	1.00%	120,593	17.58	to	14.75	1,954,581	0.00%	24.92%	to	23.69%
2016	0.00%	to	1.00%	100,290	14.07	to	11.93	1,310,408	0.00%	8.30%	to	7.23%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	to	1.00%	63,527	59.13	to	38.27	3,323,166	0.08%	5.15%	to	4.11%
2019	0.00%	to	1.00%	66,670	56.23	to	36.76	3,329,173	1.00%	19.00%	to	17.82%
2018	0.00%	to	1.00%	86,370	47.25	to	31.20	3,637,893	0.69%	-16.95%	to	-17.78%
2017	0.00%	to	1.00%	99,474	56.90	to	37.95	5,113,152	0.50%	9.06%	to	7.98%
2016	0.00%	to	1.00%	109,672	52.17	to	35.15	5,176,534	0.63%	25.93%	to	24.68%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	to	1.00%	520,817	67.30	to	28.27	60,378,563	1.15%	10.35%	to	9.26%
2019	0.00%	to	1.00%	570,603	60.99	to	25.88	59,250,787	1.16%	29.31%	to	28.02%
2018	0.00%	to	1.00%	619,619	47.16	to	20.21	49,790,088	1.08%	0.00%	to	-1.00%
2017	0.00%	to	1.00%	671,385	47.17	to	20.42	53,824,370	1.01%	20.52%	to	19.33%
2016	0.00%	to	1.00%	729,684	39.13	to	17.11	48,596,567	1.42%	11.39%	to	10.28%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.00%	to	1.00%	116,522	21.84	to	20.75	2,498,887	0.00%	39.98%	to	38.59%
2019	0.00%	to	1.00%	120,729	15.61	to	14.97	1,856,891	0.00%	32.75%	to	31.43%
2018	0.00%	to	1.00%	123,627	11.76	to	11.39	1,437,261	0.00%	-6.40%	to	-7.34%
2017	0.00%	to	1.00%	136,015	12.56	to	12.29	1,694,713	0.00%	25.29%	to	24.05%
2016	0.00%	to	1.00%	153,458	10.02	to	9.91	1,530,812	0.00%	4.40%	to	3.36%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020			0.00%	1,162			23.50	27,311	0.52%			12.57%
2019			0.00%	1,172			20.88	24,469	0.16%			27.69%
2018			0.00%	1,190			16.35	19,458	0.16%			-16.95%
2017			0.00%	1,208			19.69	23,784	0.67%			26.76%
2016			0.00%	1,225			15.53	19,028	0.63%			-1.82%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%	to	0.80%	2,929	78.35	to	68.03	210,884	0.00%	39.71%	to	38.60%
2019	0.50%	to	0.80%	2,134	51.60	to	49.08	109,624	0.00%	31.82%	to	31.43%
2018	0.50%	to	0.80%	2,399	39.14	to	37.35	93,237	0.00%	-7.03%	to	-7.31%
2017	0.50%	to	0.80%	2,541	42.10	to	40.29	105,622	0.00%	23.94%	to	23.57%
2016	0.50%	to	0.80%	4,197	33.97	to	32.60	141,466	0.00%	3.64%	to	3.33%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2020			0.00%	279			26.18	7,303	0.60%			-2.83%
2019			0.00%	461			26.94	12,419	0.21%			16.43%
2018			0.00%	620			23.14	14,345	0.22%			-15.48%
2017			0.00%	756			27.37	20,695	0.47%			16.35%
2016			0.00%	893			23.53	21,010	0.24%			15.98%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	to	1.00%	138,566	53.80	to	12.88	4,736,936	0.62%	19.56%	to	18.37%
2019	0.00%	to	1.00%	145,098	45.00	to	10.88	4,017,368	0.57%	25.88%	to	8.79%
2018	0.00%	to	0.80%	19,949	35.75	to	31.54	659,471	0.48%	-5.73%	to	-6.48%
2017	0.00%	to	0.80%	21,146	37.92	to	33.72	744,844	0.51%	18.43%	to	17.49%
2016	0.00%	to	0.80%	23,543	32.02	to	28.70	703,447	0.70%	9.86%	to	8.99%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%	to	1.00%	72,881	20.15	to	13.32	1,636,326	2.47%	3.46%	to	2.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	1.00%	69,980	19.48	to	13.01	1,489,876	1.97%	3.69%	to	2.66%
2018	0.00%	to	1.00%	73,670	18.79	to	12.67	1,524,946	1.56%	1.02%	to	0.01%
2017	0.00%	to	1.00%	86,654	18.60	to	12.67	1,774,339	1.44%	0.89%	to	-0.11%
2016	0.00%	to	1.00%	86,152	18.43	to	12.68	1,779,256	0.94%	1.22%	to	0.21%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020			0.50%	828			13.01	10,768	2.14%			5.14%
2019			0.50%	866			12.37	10,712	2.14%			13.91%
2018			0.50%	902			10.86	9,806	1.60%			-6.62%
2017			0.50%	938			11.63	10,908	0.83%			10.03%
2016			0.50%	973			10.57	10,283	1.29%			5.49%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.50%	to	0.80%	178	13.40	to	13.10	2,369	2.02%	4.65%	to	4.34%
2019	0.50%	to	0.80%	186	12.81	to	12.55	2,379	1.84%	16.35%	to	16.00%
2018	0.50%	to	0.80%	197	11.01	to	10.82	2,176	1.42%	-9.29%	to	-9.57%
2017			0.50%	188			12.13	2,281	1.53%			16.87%
2016			0.80%	198			10.27	2,033	1.58%			4.67%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020			0.80%	5			13.26	66	2.33%			5.06%
2019			0.80%	3			12.63	38	2.36%			15.24%
2018			0.80%	1			10.96	11	0.00%			-8.12%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.50%	to	0.80%	17,554	13.80	to	13.45	242,205	5.05%	7.47%	to	7.15%
2019	0.50%	to	0.80%	16,466	12.84	to	12.55	211,378	2.93%	11.34%	to	11.00%
2018	0.50%	to	0.80%	17,324	11.53	to	11.30	199,752	2.88%	-5.88%	to	-6.17%
2017	0.50%	to	0.80%	41,753	12.25	to	12.05	511,377	4.70%	12.98%	to	12.64%
2016	0.50%	to	0.80%	38,837	10.85	to	10.70	420,886	3.00%	12.37%	to	12.03%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.50%	to	0.80%	10,566	14.70	to	14.19	155,281	4.77%	10.22%	to	9.89%
2019	0.50%	to	0.80%	11,894	13.34	to	12.92	158,599	2.12%	6.49%	to	6.17%
2018	0.50%	to	0.80%	15,258	12.53	to	12.17	191,070	5.14%	-4.46%	to	-4.75%
2017	0.50%	to	0.80%	17,035	13.11	to	12.77	223,243	1.58%	10.29%	to	9.96%
2016	0.50%	to	0.80%	19,555	11.89	to	11.62	232,260	1.21%	2.49%	to	2.18%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	to	0.80%	111,242	13.89	to	12.65	1,480,269	1.20%	2.99%	to	2.17%
2019	0.00%	to	0.80%	111,462	13.49	to	12.38	1,445,415	2.72%	4.03%	to	3.20%
2018	0.00%	to	0.80%	88,451	12.97	to	12.00	1,110,380	1.91%	0.34%	to	-0.47%
2017	0.00%	to	0.80%	98,910	12.93	to	12.06	1,237,958	1.34%	1.35%	to	0.54%
2016	0.00%	to	0.80%	116,237	12.75	to	11.99	1,438,170	1.50%	1.41%	to	0.60%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.50%	to	0.80%	4,245	6.09	to	5.97	25,841	6.11%	0.85%	to	0.54%
2019	0.50%	to	0.80%	411	6.04	to	5.94	2,479	3.81%	10.88%	to	10.54%
2018	0.50%	to	0.80%	3,421	5.45	to	5.37	18,630	2.26%	-14.56%	to	-14.82%
2017	0.50%	to	0.80%	2,541	6.38	to	6.31	16,199	11.17%	1.64%	to	1.34%
2016	0.50%	to	0.80%	2,186	6.27	to	6.22	13,712	1.14%	14.58%	to	14.24%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.50%	to	0.80%	45,592	13.67	to	13.28	622,924	2.08%	8.10%	to	7.77%
2019	0.50%	to	0.80%	34,429	12.65	to	12.32	435,091	3.03%	7.81%	to	7.49%
2018	0.50%	to	0.80%	56,482	11.73	to	11.46	662,153	2.52%	-1.04%	to	-1.34%
2017	0.50%	to	0.80%	60,793	11.85	to	11.62	720,182	2.03%	4.40%	to	4.08%
2016	0.50%	to	0.80%	67,610	11.35	to	11.16	767,133	2.11%	2.17%	to	1.87%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.50%	to	0.80%	30,397	14.09	to	13.93	427,936	1.68%	5.28%	to	4.96%
2019	0.50%	to	0.80%	31,185	13.38	to	13.27	417,112	1.91%	29.75%	to	29.37%
2018	0.50%	to	0.80%	29,273	10.31	to	10.26	301,735	0.51%	-8.95%	to	-9.22%
2017	0.50%	to	0.80%	15,278	11.32	to	11.30	172,984	0.00%	13.25%	to	13.02%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.50%	to	0.80%	76,808	25.26	to	24.95	1,939,462	0.04%	38.02%	to	37.60%
2019	0.00%	to	0.80%	80,650	18.59	to	18.13	1,478,400	0.13%	36.74%	to	35.65%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.50%	to	0.80%	68,268	13.45	to	13.37	918,121	0.00%	1.87%	to	1.56%
2017	0.50%	to	0.80%	43,778	13.21	to	13.16	578,017	0.09%	30.25%	to	29.86%
2016	0.50%	to	0.80%	33,522	10.14	to	10.13	339,833	0.00%	1.38%	to	1.35%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.00%	to	0.80%	9,438	30.11	to	26.14	261,300	1.77%	12.10%	to	11.20%
2019	0.00%	to	0.80%	8,829	26.86	to	23.51	219,166	1.38%	25.15%	to	24.16%
2018	0.00%	to	0.80%	10,466	21.46	to	18.94	208,620	1.36%	-19.11%	to	-19.76%
2017	0.00%	to	0.80%	11,093	26.54	to	23.60	274,628	2.24%	26.58%	to	25.57%
2016	0.00%	to	0.80%	9,294	20.96	to	18.79	182,336	3.30%	-2.45%	to	-3.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%	to	0.80%	88,576	65.13	to	59.80	5,478,428	0.00%	29.27%	to	28.24%
2019	0.00%	to	0.80%	101,270	50.38	to	46.63	4,868,461	0.00%	28.63%	to	27.61%
2018	0.00%	to	0.80%	120,523	39.17	to	36.55	4,519,011	0.00%	0.86%	to	0.05%
2017	0.00%	to	0.80%	132,486	38.83	to	36.53	4,964,050	0.00%	27.31%	to	26.30%
2016	0.00%	to	0.80%	151,368	30.50	to	28.92	4,473,261	0.00%	-10.72%	to	-11.43%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2020			0.00%	3,359			14.43	48,461	1.71%			4.45%
2019			0.00%	3,118			13.81	43,066	2.11%			4.10%
2018			0.00%	720			13.27	9,553	1.19%			0.92%
2017			0.00%	5,664			13.15	74,462	1.23%			0.81%
2016			0.00%	4,798			13.04	62,568	1.08%			1.12%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.00%	to	1.00%	22,248	28.40	to	21.40	703,175	7.17%	8.92%	to	7.84%
2019	0.00%	to	1.00%	24,813	26.07	to	19.84	714,438	0.37%	12.62%	to	11.50%
2018	0.00%	to	1.00%	26,103	23.15	to	17.79	659,253	9.18%	-6.14%	to	-7.08%
2017	0.00%	to	1.00%	42,277	24.66	to	19.15	1,047,647	2.32%	12.24%	to	11.13%
2016	0.00%	to	1.00%	46,834	21.97	to	17.23	1,042,933	0.00%	6.42%	to	5.37%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.00%	to	1.00%	77,236	50.00	to	45.95	3,443,120	2.07%	17.25%	to	16.08%
2019	0.00%	to	1.00%	85,729	42.65	to	39.58	3,269,105	0.50%	30.60%	to	29.30%
2018	0.00%	to	1.00%	97,443	32.65	to	30.61	2,857,721	0.31%	-23.49%	to	-24.25%
2017	0.00%	to	1.00%	121,240	42.68	to	40.41	4,673,218	0.47%	51.03%	to	49.54%
2016	0.00%	to	1.00%	142,846	28.26	to	27.03	3,662,307	0.47%	0.10%	to	-0.89%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	to	1.30%	73,594	30.09	to	36.31	2,734,746	0.95%	19.11%	to	17.57%
2019	0.00%	to	1.30%	77,074	25.26	to	30.89	2,447,309	0.00%	11.87%	to	10.42%
2018	0.00%	to	1.00%	86,375	22.58	to	20.95	2,439,121	0.00%	-28.28%	to	-29.21%
2017	0.00%	to	1.00%	89,572	31.48	to	29.50	3,551,521	0.00%	-1.70%	to	-2.67%
2016	0.00%	to	1.00%	109,288	32.03	to	30.31	4,362,160	0.38%	43.71%	to	42.28%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020			0.50%	353			10.67	3,766	0.42%			-1.82%
2019			0.50%	2,122			10.87	23,062	2.15%			8.68%	****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.00%	to	1.00%	11,375	151.05	to	89.35	1,167,378	0.00%	62.65%	to	61.03%
2019	0.00%	to	1.00%	10,481	92.87	to	55.48	673,387	0.00%	39.02%	to	37.64%
2018	0.00%	to	1.00%	11,734	66.80	to	40.31	540,623	0.00%	-7.06%	to	-7.99%
2017	0.00%	to	1.00%	13,560	71.88	to	43.81	674,086	0.00%	29.13%	to	27.85%
2016	0.00%	to	1.00%	18,245	55.67	to	34.27	686,884	0.00%	7.65%	to	6.58%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.00%	to	1.00%	32,172	108.47	to	40.46	1,615,521	0.44%	21.00%	to	19.80%
2019	0.00%	to	1.00%	33,080	89.64	to	33.78	1,414,069	0.28%	31.46%	to	30.16%
2018	0.00%	to	1.00%	34,304	68.19	to	25.95	1,123,712	0.18%	-7.15%	to	-8.07%
2017	0.00%	to	1.00%	40,924	73.44	to	28.23	1,414,411	0.65%	20.44%	to	19.24%
2016	0.00%	to	1.00%	45,057	60.97	to	23.67	1,407,034	2.03%	12.23%	to	11.12%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	to	0.80%	11,808	66.72	to	60.78	745,507	0.00%	57.78%	to	56.53%
2019	0.00%	to	0.80%	10,390	42.29	to	38.83	415,351	0.00%	24.83%	to	23.83%
2018	0.00%	to	0.80%	15,955	33.88	to	31.35	513,659	0.00%	1.31%	to	0.50%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%	to	0.80%	10,835	33.44	to	31.20	345,820	0.00%	25.86%	to	24.86%
2016	0.00%	to	0.80%	13,108	26.57	to	24.99	334,640	0.00%	7.75%	to	6.89%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.